UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	1/31/2018

Item 1. Schedule of Investments

Prudential Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 87.5%
ASSET-BACKED SECURITIES — 23.8%
Automobiles — 1.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19		600	$599,925
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19		2,200	2,198,646
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22		200	200,399
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 144A	2.050%		12/15/21		324	322,746
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20		900	896,453
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class B, 144A	2.880%		06/15/21		300	297,204
Onemain Direct Auto Receivables Trust, Series 2017-2A, Class E, 144A	4.740%		11/14/25		800	800,735

						5,316,108

Collateralized Loan Obligations — 18.4%
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.212	%(c)	10/15/28		250	251,898
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.005%	2.772	%(c)	04/16/27		750	752,068
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	2.992	%(c)	07/15/30		1,500	1,511,325
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.002	%(c)	07/15/29		250	251,520
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	2.824	%(c)	07/15/30		750	755,818
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.252	%(c)	11/17/27		500	500,220
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	2.982	%(c)	07/16/29		750	755,198
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	2.615	%(c)	01/16/30		750	753,818
Babson Euro CLO (Netherlands), Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.820%	0.492	%(c)	10/25/29	EUR	1,000	1,244,734
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A, 3 Month LIBOR + 1.170%	2.901	%(c)	04/17/26		1,000	1,003,175
Battalion CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1R, 144A, 3 Month LIBOR + 1.180%	2.911	%(c)	10/17/26		850	852,125
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	2.694	%(c)	07/18/30		750	755,265
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	3.291	%(c)	01/24/29		250	251,983
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.620%	3.365	%(c)	01/20/28		250	251,488
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA Class A1R, 144A, 3 Month LIBOR + 1.250%	2.972	%(c)	07/15/29		750	756,236
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.597	%(c)	10/15/30		1,250	1,260,576
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.052	%(c)	04/13/27		750	752,796
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.881	%(c)	04/17/25		203	203,122
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.117	%(c)	01/17/28		1,000	1,000,000

Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.430%	3.175	%(c)	10/20/29		500	505,586
Canyon Capital CLO (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	2.972	%(c)	04/15/29		250	251,539
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.666	%(c)	05/15/25		750	750,331
Carlyle Global Markets Strategies Euro CLO Ltd. (United Kingdom), Series 2014-2A, Class BR	2.250%		08/15/27	EUR	1,100	1,366,641
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1B, 144A, 3 Month LIBOR + 1.230%	2.975	%(c)	04/20/31		250	251,945
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 144A, 3 Month LIBOR + 1.220%	2.965	%(c)	07/20/31		500	503,059
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 144A, 3 Month LIBOR + 1.180%	2.667	%(c)	01/15/30		1,250	1,261,579
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.005	%(c)	04/22/30		2,500	2,523,501
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	3.134	%(c)	10/18/26		250	251,276
Cavalry CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 144A, 3 Month LIBOR + 0.850%	2.572	%(c)	10/15/26		250	250,321
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 144A, 3 Month LIBOR + 1.110%	2.855	%(c)	01/22/31		1,000	1,001,734
CVC Cordatus Loan Fund (Ireland), Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720%	0.720	%(c)	01/27/31	EUR	1,000	1,242,054
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.922	%(c)	07/15/26		500	501,290
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A, 3 Month LIBOR + 1.450%	3.172	%(c)	07/15/26		250	250,337
Elevation CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	2.952	%(c)	10/15/29		500	502,717
Ellington CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.700%	3.467	%(c)	02/15/29		4,000	3,998,000
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.972	%(c)	01/16/26		500	500,759
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.890%	2.612	%(c)	04/15/27		1,600	1,603,153
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.170%	2.892	%(c)	10/15/26		750	751,022
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 1.010%	2.777	%(c)	04/15/31		2,500	2,500,000
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A, 3 Month LIBOR + 1.450%	2.841	%(c)	05/05/27		250	250,374
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	%(c)	10/23/29		1,250	1,262,521
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	3.262	%(c)	04/15/27		400	400,722
Jamestown CLO Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A, 3 Month LIBOR + 1.500%	3.245	%(c)	10/20/28		750	754,436
Jubilee CLO (Netherlands), Series 2017-19A, Class A1, 144A, 3 Month EURIBOR + 0.800%	0.800	%(c)	07/15/30	EUR	950	1,181,927
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	2.902	%(c)	01/15/31		1,250	1,258,685
KKR CLO Ltd. (Cayman Islands), Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.004	%(c)	07/18/30		750	757,785
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.716	%(c)	05/15/26		1,000	1,002,997

KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.922	%(c)	10/15/26		1,000	1,002,592
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.034	%(c)	04/18/26		1,748	1,755,314
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.854	%(c)	01/18/27		350	351,208
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.881	%(c)	02/20/31		1,500	1,500,000
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.381	%(c)	02/20/31		1,500	1,500,000
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.750%	3.495	%(c)	04/20/28		250	251,565
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A, 3 Month LIBOR + 1.460%	3.182	%(c)	07/15/27		500	501,266
Mountain View CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.210%	3.075	%(c)	01/16/31		1,000	1,000,793
Oak Hill European Credit Partners (Ireland), Series 2015-4A, Class A1	0.730%		01/20/32	EUR	1,000	1,246,167
Oak Hill European Credit Partners (Ireland), Series 2017-6A, Class A1	0.730%		01/20/32	EUR	500	621,151
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.982	%(c)	07/15/30		750	758,928
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.207	%(c)	10/30/27		500	501,721
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.995	%(c)	10/22/30		2,250	2,268,467
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.017	%(c)	10/30/30		1,000	1,007,395
OZLM Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.235	%(c)	01/20/29		1,250	1,260,682
Ozlme Dac (Netherlands), Series 3A, Class A1, 144A, 3 Month EURIBOR + 0.750%	2.273	%(c)	08/24/30	EUR	2,000	2,485,101
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	2.861	%(c)	01/17/31		1,500	1,509,314
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.741	%(c)	05/21/29		1,250	1,257,249
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.015	%(c)	07/20/30		1,500	1,511,233
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.220%	2.633	%(c)	11/14/29		1,000	1,003,383
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 1.540%	3.262	%(c)	01/15/29		500	504,664
Regatta Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.146	%(c)	12/20/28		500	504,487
Regatta Funding Ltd. (Cayman Islands), Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	2.619	%(c)	10/17/30		500	502,958
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A, 3 Month LIBOR + 1.140%	2.532	%(c)	05/07/26		1,500	1,502,116
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	2.582	%(c)	08/15/30		500	502,424
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.985	%(c)	07/20/30		500	502,819
Sound Point CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 144A, 3 Month LIBOR + 1.070%	2.823	%(c)	01/26/31		1,500	1,500,000
Sound Point CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.625	%(c)	07/20/27		250	250,358

Sound Point CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.025	%(c)	07/25/30		1,000	1,007,876
Sound Point CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1A, 144A, 3 Month LIBOR + 1.220%^	2.580	%(c)	10/20/30		1,250	1,256,835
St. Paul’s CLO DAC (Ireland), Series 4A, Class A2BR, 144A	2.050%		04/25/30	EUR	3,000	3,727,741
St. Paul’s CLO DAC (Netherlands), Series 7A, Class B2, 144A	2.400%		04/30/30	EUR	1,000	1,242,755
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.031	%(c)	07/17/26		250	251,570
Telos CLO (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.971	%(c)	01/17/30		1,500	1,511,264
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A, 3 Month LIBOR + 1.550%	3.272	%(c)	01/15/29		500	503,876
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	2.952	%(c)	07/15/29		750	753,194
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.445	%(c)	10/25/28		500	503,846
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.065	%(c)	07/25/29		750	755,150
Trinitas CLO Ltd. (Cayman Islands), Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.210%	2.908	%(c)	01/25/31		1,000	1,000,931
Trinitas CLO Ltd. (Cayman Islands), Series 2017-7A, Class B, 144A, 3 Month LIBOR + 1.600%	3.298	%(c)	01/25/31		750	751,655
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.120%	2.842	%(c)	07/15/25		155	155,506
Venture CDO Ltd. (Cayman Islands), Series 2017-28AR, Class A1, 144A, 3 Month LIBOR + 1.240%	2.985	%(c)	10/21/29		500	504,410
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.602	%(c)	07/15/27		250	250,434
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	2.932	%(c)	10/15/30		2,250	2,269,556
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 144A, 3 Month LIBOR + 1.070%	2.811	%(c)	01/20/31		1,500	1,500,000
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.395	%(c)	10/20/28		500	503,494
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.065	%(c)	04/20/29		500	503,576
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.626	%(c)	10/20/29		1,000	1,006,029
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.160%	2.552	%(c)	11/07/25		1,000	1,001,748
York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.609	%(c)	01/22/31		750	755,682
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.092	%(c)	07/15/29		1,000	1,007,365
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.012	%(c)	04/15/30		750	751,501

						94,039,005

Consumer Loans — 1.0%
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/21/25		100	100,305
Lendmark Funding Trust, Series 2017-1A, Class A, 144A	2.830%		12/22/25		200	198,513
Lendmark Funding Trust, Series 2017-2A, Class C, 144A	5.180%		05/20/26		1,000	983,619
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26		481	483,249
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25		190	189,774

OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	200	200,295
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	300	303,612
OneMain Financial Issuance Trust, Series 2017-1A, Class B, 144A	2.790%		09/14/32	100	97,828
OneMain Financial Issuance Trust, Series 2017-1A, Class C, 144A	3.350%		09/14/32	100	99,373
Oportun Funding LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21	300	299,911
Oportun Funding LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	250	247,615
Oportun Funding LLC, Series 2017-B, Class A, 144A	3.220%		10/10/23	800	791,353
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.561	%(c)	08/25/23	325	324,938
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	328	329,435
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	500	501,272

					5,151,092

Home Equity Loans — 1.6%
ABFC Trust, Series 2003-AHL1, Class A1	4.184%		03/25/33	103	102,851
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	12/25/33	211	208,561
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1, 3 Month LIBOR + 0.975%	2.535	%(c)	12/15/33	157	156,495
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M1, 3 Month LIBOR + 0.855%	2.416	%(c)	08/25/34	318	304,132
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3, 3 Month LIBOR + 1.500%	3.061	%(c)	03/25/43	355	350,324
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1, 3 Month LIBOR + 0.855%	2.416	%(c)	06/25/34	1,008	965,165
Home Equity Asset Trust, Series 2003-8, Class M1, 1 Month LIBOR + 1.080%	2.641	%(c)	04/25/34	604	609,031
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 144A, 1 Month LIBOR + 1.750%	3.317	%(c)	01/28/70	342	348,420
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class A3, 3 Month LIBOR + 1.040%	2.601	%(c)	10/25/33	1,054	1,032,331
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	2.581	%(c)	10/25/33	253	250,075
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A^	4.000%		12/25/57	800	817,308
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1 Month LIBOR + 0.640%	2.201	%(c)	07/25/33	383	378,810
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-6, Class A2, 1 Month LIBOR + 0.660%	2.221	%(c)	11/25/33	1,165	1,134,274
RAMP Trust, Series 2005-EFC3, Class M5, 3 Month LIBOR + 0.640%	2.521	%(c)	08/25/35	1,400	1,413,633

					8,071,410

Residential Mortgage-Backed Securities — 1.7%
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	2.911	%(c)	10/25/37	910	915,045
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1, 3 Month LIBOR + 0.600%	2.161	%(c)	06/25/33	121	114,294
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.718	%(c)	12/26/46	548	554,337

Credit Suisse Mortgage Trust, Series 2017, Class 6R	3.124%		03/06/47		396	400,157
CWABS, Inc. Asset-backed Certificates Trust, Series 2004-4, Class 1A, 3 Month LIBOR + 0.420%	1.981	%(c)	08/25/34		1,045	973,164
Fremont Home Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.855%	2.416	%(c)	07/25/34		615	614,073
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, 3 Month LIBOR + 0.700%	2.261	%(c)	04/25/33		197	192,118
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3, 3 Month LIBOR + 0.700%	2.261	%(c)	08/25/33		122	122,668
Structured Asset Investment Loan Trust, Series 2004-8, Class A8, 1 Month LIBOR + 1.000%	2.561	%(c)	09/25/34		1,342	1,314,501
Towd Point Mortgage Trust (United Kingdom), Series 2016-VA1, Class A1	1.726%		02/20/54	GBP	253	361,227
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750	%(cc)	06/25/57		1,276	1,261,669
Towd Point Mortgage Trust, Series 2017-6, Class A1, 144A	2.750	%(cc)	10/25/57		1,431	1,417,712
VOLT LLC, Series 2017-NP10, Class A1, 144A	3.000%		10/25/47		500	497,661
VOLT LLC, Series 2017-NPL4, Class A1, 144A	3.375%		04/25/47		66	66,375

						8,805,001

Student Loans — 0.0%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	2.961	%(c)	01/25/41		58	59,217

TOTAL ASSET-BACKED SECURITIES (cost $119,726,014)						121,441,833

BANK LOANS(c) — 0.2%
Financial Institutions
Dell International LLC, Replacement Term A-3 LoanReplacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.193%		12/31/18		354	353,608
McAfee LLC, Closing Date USD Term LoanFirst Lien Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.067%		09/30/24		623	629,152
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.067%		09/30/25		150	150,000

TOTAL BANK LOANS (cost $1,114,665)						1,132,760

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.1%
245 Park Avenue Trust, Series 2017-245P, Class A, 144A	3.508%		06/05/37		55	55,193
BANK, Series 2017-BNK5, Class A4	3.131%		06/15/60		1,000	982,288
BANK, Series 2017-BNK6, Class A4	3.254%		07/15/60		800	794,967
BANK, Series 2017-BNK8, Class A3	3.229%		11/15/50		675	665,985
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966%		08/10/33		300	302,006
CD Mortgage Trust, Series 2017-CD4, Class A3	3.248%		05/10/50		600	595,575
CD Mortgage Trust, Series 2017-CD5, Class A3	3.171%		08/15/50		800	786,498
CD Mortgage Trust, Series 2017-CD6, Class A4	3.190%		11/13/50		1,650	1,626,221
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4	3.283%		05/10/58		600	594,328
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46		98	97,818
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		250	255,999

Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4	3.635%		10/10/47	1,250	1,282,037
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4	3.778%		09/10/58	1,550	1,602,567
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	50	49,550
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%		11/15/49	700	676,917
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49	2,100	2,094,969
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A3	3.209%		10/12/50	1,150	1,135,525
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class XC, IO	0.326	%(cc)	04/14/50	16,000	371,624
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3	3.203%		09/15/50	1,600	1,575,473
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class B, 144A	2.778	%(cc)	11/10/31	300	286,597
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class C, 144A	2.778	%(cc)	11/10/31	100	93,997
Commercial Mortgage Trust, Series 2012-CR1, Class XA, IO	1.877	%(cc)	05/15/45	1,092	71,074
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	250	251,121
Commercial Mortgage Trust, Series 2014-CR15, Class XB, IO, 144A	0.024	%(cc)	02/10/47	157,461	189,709
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	400	414,762
Commercial Mortgage Trust, Series 2015-CR26, Class A4	3.630%		10/10/48	50	51,236
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	300	307,871
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	2,000	2,070,695
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	700	672,028
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	275	282,549
Commercial Mortgage Trust, Series 2017-COR2, Class A2	3.239%		09/10/50	1,725	1,703,325
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795	%(cc)	12/15/49	200	205,576
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class B, 144A	3.030%		04/05/33	500	497,404
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class C, 144A	3.229%		04/05/33	300	298,813
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4	3.718%		08/15/48	1,700	1,748,498
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	400	380,521
DBJPM Mortgage Trust, Series 2017-C6, Class A4	3.071%		06/10/50	600	586,438
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808	%(cc)	12/10/36	200	193,200
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(cc)	09/10/35	250	245,322
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502%		12/25/24	978	946,991
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	0.956	%(cc)	01/25/20	7,733	122,129
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.040	%(cc)	04/25/20	5,786	109,451
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.533	%(cc)	06/25/20	1,158	34,248
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.370	%(cc)	01/25/22	2,966	128,064
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.425	%(cc)	05/25/22	1,839	91,859
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.868	%(cc)	10/25/22	6,617	221,501

FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class X1, IO	0.369	%(cc)	09/25/27	6,999	224,910
FHLMC Multifamily Structured Pass-Through Certificates, Series K725, Class X1, IO	0.712	%(cc)	01/25/24	44,431	1,637,333
GS Mortgage Securities Corp., Series 2017-GS8, Class A3	3.205%		11/10/50	1,400	1,382,781
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.330	%(cc)	04/10/47	15,000	383,127
GS Mortgage Securities Trust, Series 2017-GS6, Class A2	3.164%		05/10/50	700	689,642
GS Mortgage Securities Trust, Series 2017-GS7, Class A3	3.167%		08/10/50	1,180	1,160,298
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	%(cc)	06/15/34	500	503,564
IMT Trust, Series 2017-APTS, Class XFLC, IO, 144A	0.085	%(cc)	06/15/34	205,315	55,702
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4	3.611%		05/15/48	1,890	1,932,794
JPMBB Commercial Mortgage Securities Trust, Series 2017-C7, Class A4	3.147%		10/15/50	1,100	1,081,340
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A5	3.672%		11/15/47	1,400	1,436,828
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, IO	0.924	%(cc)	05/15/48	20,552	697,624
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3	3.801%		08/15/48	1,475	1,527,359
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5	3.576%		03/15/49	600	610,433
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414%		03/15/50	350	351,721
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A3	2.988%		02/15/48	1,025	1,012,100
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058%		05/15/49	2,750	2,707,525
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5	2.860%		09/15/49	350	337,366
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class A4	3.337%		05/15/50	1,200	1,198,771
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4	3.809%		12/15/48	1,770	1,834,973
Morgan Stanley Capital I Trust, Series 2017-H1, Class A4	3.259%		06/15/50	600	595,586
Morgan Stanley Capital I Trust, Series 2017-HR2, Class A3	3.330%		12/15/50	2,000	1,991,856
UBS Commercial Mortgage Trust, Series 2017-C2, Class A3	3.225%		08/15/50	1,100	1,085,721
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3	3.418%		12/15/50	2,100	2,097,385
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A4	3.157%		09/15/50	1,400	1,376,818
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317%		10/15/50	350	347,892
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4	3.374%		03/15/50	875	874,697

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $57,955,026)					56,886,665

CORPORATE BONDS — 25.0%
Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	100	99,467
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.297%		08/14/20	1,220	1,205,468
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%		05/17/21	100	104,283

					1,409,218

Airlines — 0.1%
American Airlines Pass-Through Trust, Pass-Through Certificates	4.950%		07/15/24	140	146,738
Delta Air Lines Pass-Through Trust, Pass-Through Certificates	4.950%		11/23/20	88	90,464
United Airlines Pass-Through Trust, Pass-Through Certificates	4.000%		10/11/27	138	141,282

					378,484

Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.200%		05/05/20	210	207,690
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	70	84,847
General Motors Financial Co., Inc., Gtd. Notes	3.500%		07/10/19	295	298,715
General Motors Financial Co., Inc., Gtd. Notes	3.850%		01/05/28	1,370	1,335,543
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	200	203,000

					2,129,795

Banks — 5.0%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625%		01/21/20	1,000	983,617
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	2.250%		10/25/19	200	198,640
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	1.750%		10/05/20	200	196,000
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%		05/25/18	600	598,759
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	2.375%		02/01/22	800	790,716
Bank of America Corp., Jr. Sub. Notes	6.300%		03/10/18	40	44,800
Bank of America Corp., Jr. Sub. Notes	8.125%		02/15/18	175	178,328
Bank of America Corp., Sr. Unsec’d. Notes, 144A	3.004%		12/20/23	447	442,441
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	125	126,162
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%		07/21/28	530	531,394
Bank of America Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%, MTN	2.565	%(c)	04/01/19	250	252,158
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	76	76,327
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	250	261,542
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%		01/20/48	470	512,466
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	125	126,167
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	300	305,291
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%		03/20/18	125	125,313
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	310	309,510
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	200	205,096
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	3.375%		01/09/25	695	687,042
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950%		05/23/22	415	412,648
BPCE SA (France), Gtd. Notes, 144A, MTN	3.000%		05/22/22	250	247,444
Branch Banking & Trust Co., Sr. Unsec’d. Notes, BKNT	2.850%		04/01/21	550	552,248
Caixa Economica Federal (Brazil), Sub. Notes	7.250%		07/23/24	815	851,023
Citigroup, Inc., Jr. Sub. Notes	5.950%		08/15/20	235	245,281
Citigroup, Inc., Jr. Sub. Notes	6.125%		12/31/49	105	111,300
Citigroup, Inc., Sr. Unsec’d. Notes	3.520%		10/27/28	990	979,252
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	210	218,231
Citigroup, Inc., Sub. Notes	4.600%		03/09/26	165	173,900
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	455	493,279
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%		12/10/20	250	251,326

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.150%		01/22/21	470	469,245
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	315	316,389
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125%		09/01/22	200	193,797
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	2.250%		02/18/20	250	248,637
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	500	493,858
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21	500	484,439
Dexia Credit Local SA (France), Govt Liquid Gtd. Notes, 144A	2.500%		01/25/21	750	746,198
Fifth Third Bank, Sr. Unsec’d. Notes, BKNT	2.375%		04/25/19	200	199,742
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%		12/29/49	175	180,687
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	2.905%		07/24/23	1,400	1,372,981
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	515	514,262
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	280	275,994
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	520	525,232
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	125	142,587
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	125	133,335
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875%		07/14/27	200	196,253
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%		04/01/18	125	133,359
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%		04/30/18	200	202,750
JPMorgan Chase & Co., Sr. Sec’d. Notes Sr. Unsec’d. Notes Sr. Unsec’d. Notes Sr. Unsec’d. Notes Sr. Unsec’d. Notes Sr. Unsec’d. Notes	3.964%		11/15/48	1,085	1,096,246
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%		01/23/29	375	373,091
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	350	357,177
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	215	224,110
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	400	427,759
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20	375	397,097
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes, BKNT	2.300%		01/30/19	350	350,492
Morgan Stanley, Jr. Sub. Notes	5.450%		07/15/18	75	76,875
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	440	471,535
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	400	421,593
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	200	201,544
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%		07/22/38	440	448,245
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	335	346,538
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	165	178,532
PNC Bank NA, Sub. Notes, BKNT	4.200%		11/01/25	350	369,193
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375%		03/16/20	240	238,775
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375%		03/25/19	325	324,842
State Street Corp., Jr. Sub. Notes	5.250%		03/15/18	125	130,312
U.S. Bancorp, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%, MTN	2.145	%(c)	04/25/19	500	501,543
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.000%		04/15/21	390	389,396
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%		03/04/21	75	74,337

					25,716,678

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	160	176,581
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	40	45,200

Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%		01/31/27		200	209,700

						431,481

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21		250	258,405
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51		145	157,810

						416,215

Building Materials — 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.126	%(c)	12/20/19		1,015	1,018,599

Chemicals — 0.5%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21		100	104,077
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20		93	96,718
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. NotesGtd. Notes, 144A	10.500%		04/15/23		900	1,008,000
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21		350	385,172
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875%		09/19/22		290	305,950
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%		08/01/25		85	84,714
Westlake Chemical Corp., Gtd. Notes	4.625%		02/15/21		540	553,500

						2,538,131

Commercial Services — 0.6%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800%		11/01/18		100	100,387
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	1.375%		10/11/19		1,000	981,775
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	2.000%		10/13/20		1,000	983,430
University of Notre Dame du Lac, Unsec’d. Notes	3.394%		02/15/48		400	384,262
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.246	%(c)	05/22/19		780	783,695

						3,233,549

Computers — 0.3%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19		100	100,884
EMC Corp., Sr. Unsec’d. Notes	2.650%		06/01/20		300	295,932
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100%		10/04/19		650	642,723
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18		60	60,274
Western Digital Corp., Gtd. Notes	10.500%		04/01/24		450	526,050

						1,625,863

Distribution/Wholesale — 0.3%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22		1,325	1,353,156

Diversified Financial Services — 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19		150	152,005
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%		09/15/24	GBP	100	144,825
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750%		11/02/27		750	729,769
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	2.375%		01/29/21		1,000	994,651
Discover Financial Services, Sr. Unsec’d. Notes	5.200%		04/27/22		400	425,161
Intrum Justitia AB (Sweden), Sr. Unsec’d. Notes	2.750%		07/15/22	EUR	225	278,381
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750%		03/19/19		100	100,167
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125%		09/19/22		500	484,466

						3,309,425

Electric — 1.0%
Commonwealth Edison Co., First Mortgage	2.150%		01/15/19		25	24,985
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%		12/01/56		25	26,656
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%		06/15/21	EUR	275	353,325
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19		675	712,125
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21		275	305,616
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23		369	377,764
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150%		01/22/19		50	49,905
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%		10/25/26		30	30,202
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%		05/25/22		515	507,948
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.500%		04/06/28		265	255,158
FirstEnergy Corp., Sr. Unsec’d. Notes	3.900%		07/15/27		505	510,187
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%		01/15/25		125	130,556
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.050%		07/07/24		500	634,084
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%		01/20/20		200	217,520
Monongahela Power Co., First Mortgage, 144A	4.100%		04/15/24		425	445,736
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19		300	299,335
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%		01/15/21		300	311,596

						5,192,698

Engineering & Construction — 0.0%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250%		10/27/27		200	191,067

Entertainment — 0.6%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250%		02/28/47	GBP	100	144,824
Eldorado Resorts, Inc., Gtd. Notes	7.000%		08/01/23		1,000	1,066,250
GLP Capital LP/GLP Financing, Inc., Gtd. Notes	4.875%		11/01/20		325	335,881
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000%		08/01/18		200	200,112
Scientific Games International, Inc., Gtd. Notes	6.250%		09/01/20		500	502,500
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%		01/01/22		700	738,500

						2,988,067

Environmental Control — 0.1%
Clean Harbors, Inc., Gtd. Notes	5.125%		06/01/21		250	252,523

Foods — 0.4%
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%		06/01/21		600	612,000
Picard Groupe Sas (France), Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000	%(c)	11/30/23	EUR	425	527,002
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%		11/01/19		1,050	1,071,000

						2,210,002

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%		11/01/20		200	214,058
International Paper Co., Sr. Unsec’d. Notes	4.350%		08/15/48		300	307,097
International Paper Co., Sr. Unsec’d. Notes	4.400%		08/15/47		125	129,852
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750%		12/01/22		100	106,443

						757,450

Gas — 0.1%
Sempra Energy, Sr. Unsec’d. Notes	4.000%		02/01/48		580	571,552

Healthcare-Products — 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	380	378,809
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	100	100,517
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20	645	645,190

				1,124,516

Healthcare-Services — 1.0%
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	475	494,000
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	100	87,000
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19	315	295,313
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/01/21	700	652,750
Cigna Corp., Sr. Unsec’d. Notes	4.500%	03/15/21	100	104,379
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	250	256,199
HCA, Inc., Gtd. Notes	7.500%	02/15/22	400	449,000
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23	225	233,775
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	250	266,719
Molina Healthcare, Inc., Gtd. Notes	5.375%	11/15/22	475	495,188
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	4.625%	07/15/24	700	687,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	225	229,781
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.950%	10/15/27	600	581,724
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47	150	158,904

				4,992,482

Holding Companies - Diversified — 0.1%
Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 144A	5.750%	09/11/19	350	367,065
Leucadia National Corp., Sr. Unsec’d. Notes	5.500%	10/18/23	100	106,562

				473,627

Home Builders — 1.7%
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22	750	783,750
Beazer Homes USA, Inc., Gtd. Notes	8.750%	03/15/22	1,150	1,256,375
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	250	255,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	300	311,910
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18	325	330,525
KB Home, Gtd. Notes	7.000%	12/15/21	325	357,500
KB Home, Gtd. Notes	7.250%	06/15/18	350	354,813
Lennar Corp., Gtd. Notes	4.125%	01/15/22	400	404,660
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	875	905,625
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	750	808,125
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	500	561,250
PulteGroup, Inc., Gtd. Notes	4.250%	03/01/21	350	358,312
Taylor Morrison Communities, Inc./Taylor Morrison Holdings, Inc., Gtd. Notes, 144A	5.250%	04/15/21	750	762,900
TRI Pointe Group, Inc., Gtd. Notes	4.875%	07/01/21	350	363,125
William Lyon Homes, Inc., Gtd. Notes	5.750%	04/15/19	625	625,000

				8,438,870

Home Furnishings — 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	150	150,386
Whirlpool Corp., Sr. Unsec’d. Notes	4.700%	06/01/22	100	105,820

				256,206

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.600%	03/29/19	143	142,994
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	100	101,978

Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%	04/01/46		350	401,828

					646,800

Insurance — 0.3%
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26		135	138,014
AXIS Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20		250	265,844
Chubb INA Holdings, Inc., Gtd. Notes	4.350%	11/03/45		10	10,972
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20		600	641,354
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22		250	265,931
XLIT Ltd. (Bermuda), Gtd. Notes	2.300%	12/15/18		400	400,113

					1,722,228

Internet — 0.2%
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.250%	08/06/18		200	200,576
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%	05/15/27	EUR	325	406,589
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A, MTN	3.375%	05/02/19		250	252,408

					859,573

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%	08/10/26		28	32,474

Lodging — 0.3%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21		750	789,375
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19		200	200,887
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22		100	100,316
MGM Resorts International, Gtd. Notes	8.625%	02/01/19		125	131,562
Studio City Co., Ltd. (Hong Kong), Sr. Sec’d. Notes, 144A	7.250%	11/30/21		200	211,000

					1,433,140

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.375%	11/06/20		200	206,240
CNH Industrial Capital LLC, Gtd. Notes	4.875%	04/01/21		75	78,656
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		100	107,033

					391,929

Media — 1.4%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18		1,000	1,010,800
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21		1,200	1,216,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22		913	934,684
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		1,050	1,053,938
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		770	779,625
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47		85	87,786
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35		60	69,696
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55		20	24,382
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45		70	81,724
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37		40	40,856
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47		125	127,982
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18		900	902,295

Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	300	303,000
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	140	137,783
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	324	336,150

				7,107,201

Mining — 0.2%
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	1,000	999,700

Miscellaneous Manufacturing — 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650%	03/01/21	25	25,506

Multi-National — 1.5%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820%	06/16/28	1,000	1,227,226
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.375%	10/01/28	1,000	1,279,750
Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%	07/18/20	245	242,550
Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	125	124,231
Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	865	842,856
Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	265	260,749
Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375%	06/15/22	500	528,725
Inter-American Development Bank (Supranational Bank), Notes	6.800%	10/15/25	500	620,689
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	6.950%	08/01/26	500	632,645
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22	450	436,375
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	1,600	1,655,101

				7,850,897

Office Furnishings — 0.0%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21	100	108,514

Office/Business Equipment — 0.1%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.625%	09/15/20	515	512,425

Oil & Gas — 2.0%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	250	317,652
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes, GMTN	4.950%	06/01/47	500	549,713
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400%	06/15/47	512	544,495
CNOOC Finance Ltd. (China), Gtd. Notes	3.000%	05/09/23	200	195,324
CNX Resources Corp., Gtd. Notes	8.000%	04/01/23	900	957,105
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47	350	381,254
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	150	176,825
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	300	315,080
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	350	365,572
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22	200	201,710
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%	04/19/27	200	208,304

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	6.375%	04/09/21		200	216,354
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21		150	155,528
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44		100	110,152
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875%	05/03/22		400	422,426
Petrobras Global Finance BV (Brazil), Gtd. Notes	4.375%	05/20/23		600	596,700
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25		175	176,094
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	02/01/29		300	296,805
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22		40	42,640
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27		50	55,458
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		245	279,208
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	4.875%	02/21/28	EUR	100	138,798
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22		85	90,015
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%	03/13/27		60	65,632
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.500%	08/21/21	EUR	1,100	1,432,811
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%	04/21/27	EUR	200	239,902
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.500%	03/13/27		115	125,795
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22		600	608,880
Sinopec Group Overseas Development Ltd. (China), Gtd. Notes, 144A	2.250%	09/13/20		780	766,501
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21		120	132,864

					10,165,597

Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unsec’d. Notes, 144A	4.080%	12/15/47		90	88,957

Packaging & Containers — 0.2%
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		250	265,625
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, PIK, 144A	8.250%	02/15/22	EUR	100	131,785
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	5.750%	10/15/20		581	591,640

					989,050

Pharmaceuticals — 0.6%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		95	95,878
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		150	161,569
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25		75	75,305
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35		165	172,444
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%	06/15/22		1,215	1,183,097
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26		925	886,175
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20		231	229,586
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22		150	157,170

					2,961,224

Pipelines — 0.8%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19		50	49,846
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24		250	258,393
Kinder Morgan Energy Partners LP, Gtd. Notes	3.950%	09/01/22		372	381,115
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20		50	53,747
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47		20	22,042
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22		125	126,287
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47		385	409,884
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850%	01/31/23		350	336,360

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	825	866,250
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	75	75,050
Williams Partners LP, Sr. Unsec’d. Notes	3.750%	06/15/27	445	441,871
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	225	228,732
Williams Partners LP, Sr. Unsec’d. Notes	6.300%	04/15/40	850	1,050,145

				4,299,722

Real Estate — 0.2%
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000%	12/01/18	875	872,813

Real Estate Investment Trusts (REITs) — 0.5%
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	500	520,000
HCP, Inc., Sr. Unsec’d. Notes	3.750%	02/01/19	100	101,019
Healthcare Trust of America Holdings LP, Gtd. Notes	2.950%	07/01/22	555	547,176
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875%	10/01/19	100	106,712
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	450	454,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	100	102,250
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	800	821,000
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	10/01/19	100	107,703

				2,760,360

Retail — 0.6%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	50	35,375
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	70	78,248
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	250	258,438
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250%	06/15/21	300	296,250
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	519	546,818
L Brands, Inc., Gtd. Notes	6.625%	04/01/21	400	431,000
L Brands, Inc., Gtd. Notes	7.000%	05/01/20	250	269,375
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	50	38,500
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	1,000	932,500
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	250	248,750

				3,135,254

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	340	330,877
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	100	100,239
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	425	426,700
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	350	357,875

				1,215,691

Software — 0.4%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	175	175,219
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	1,000	1,053,130
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	275	282,799
Infor U.S., Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20	300	307,935
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	155	177,581
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	182	183,365

				2,180,029

Telecommunications — 0.9%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	100	104,717
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	375	364,873
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23	200	209,710

CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%		04/01/20		400	405,500
CenturyLink, Inc., Sr. Unsec’d. Notes	6.450%		06/15/21		350	355,667
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		875	891,406
Level 3 Financing, Inc., Gtd. Notes	6.125%		01/15/21		400	406,000
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21		50	53,500
Sprint Communications, Inc., Gtd. Notes, 144A	7.000%		03/01/20		50	53,375
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%		03/20/23		375	376,406
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%		06/24/19	GBP	200	303,445
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%		08/10/33		250	256,315
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21		595	606,910
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	2.625%		01/20/23	EUR	350	404,127

						4,791,951

Textiles — 0.3%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%		06/01/21		1,380	1,409,325

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21		100	102,296
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%		06/15/22		262	272,742

						375,038

TOTAL CORPORATE BONDS (cost $127,341,800)						127,945,052

MUNICIPAL BONDS — 0.3%
California — 0.0%
University of California, Revenue Bonds, Series AP	3.931%		05/15/45		25	25,283
University of California, Revenue Bonds, Series J	4.131%		05/15/45		25	25,670

						50,953

Illinois — 0.2%
State of Illinois, General Obligation Unlimited, Series D	5.000%		11/01/22		985	1,048,168

New Jersey — 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40		100	151,620

Virginia — 0.0%
University of Virginia, Revenue Bonds, Series C	4.179%		09/01/17		125	125,062

TOTAL MUNICIPAL BONDS (cost $1,384,290)						1,375,803

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.7%
Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 144A, 1 Month LIBOR + 2.000%	3.567	%(c)	11/25/27		107	106,891
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	3.717	%(c)	10/25/28		196	196,385
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.261	%(c)	10/25/27		214	214,616
CIM Trust, Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	12/25/57		627	633,455
CIM Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	01/25/57		677	690,906
CIM Trust, Series 2017-6, Class A1, 144A	3.015	%(cc)	06/25/57		429	422,570
CIM Trust, Series 2017-8, Class A1, 144A	3.000	%(cc)	12/25/65		1,055	1,055,589

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.476	%(cc)	09/25/47		84	79,331
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 3 Month LIBOR + 2.200%	3.761	%(c)	10/25/28		116	116,602
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.011	%(c)	01/25/29		98	98,632
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	4.861	%(c)	10/25/27		570	639,814
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	1.701	%(c)	01/26/37		202	199,879
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	1.701	%(c)	01/26/37		125	122,367
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	04/01/22		297	297,027
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	05/01/22		1,129	1,128,486
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	05/01/22		1,005	1,004,554
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.318	%(c)	09/01/22		491	491,460
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.218	%(c)	11/01/22		585	584,588
LSTAR Securities Investment Ltd., Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.118	%(c)	12/01/22		297	296,138
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.532	%(cc)	12/25/34		346	337,530

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,596,944)						8,716,820

SOVEREIGN BONDS — 7.2%
Argentine Republic Government International Bond, Sr Unsec’d. Notes	4.625%		01/11/23		650	634,731
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	6.875%		04/22/21		150	159,975
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	6.875%		01/11/48		200	193,500
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	351	505,421
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	235	335,614
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes, 144A	5.333%		02/15/28		200	203,000
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333%		02/15/28		450	456,750
Colombia Government International Bond, Sr. Unsec’d. Notes	11.750%		02/25/20		50	58,960
Costa Rica Government International Bond, Bonds	4.370%		05/22/19		500	504,535
Croatia Government International Bond, Sr. Unsec’d. Notes	6.750%		11/05/19		1,000	1,064,582
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500%		05/06/21		1,100	1,194,050
Dominican Republic International Bond, Sr. Unsec’d. Notes, 144A	7.500%		05/06/21		150	162,825
Finnvera OYJ, Gov’t. Gtd. Notes, MTN	2.375%		06/04/25		600	568,434
Hellenic Republic Government Bond, Bonds	3.000%		02/24/29	EUR	160	192,860
Hellenic Republic Government Bond, Bonds	3.000%		02/24/33	EUR	280	326,016
Hellenic Republic Government Bond, Bonds	3.000%		02/24/35	EUR	280	322,546
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	475	626,426
Hungary Government International Bond, Sr. Unsec’d. Notes	5.375%		02/21/23		120	132,125
Hungary Government International Bond, Sr. Unsec’d. Notes	6.375%		03/29/21		1,970	2,168,970
Indonesia Government International Bond, Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	250	351,516

Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.150%		07/18/24	EUR	250	327,902
Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR	400	562,425
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN	2.875%		07/08/21	EUR	400	537,346
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	100	144,946
Instituto de Credito Oficial, Gov’t. Gtd. Notes, 144A	1.625%		09/14/18		200	199,054
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	1.500%		07/21/21		600	573,468
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	1.750%		07/31/18		600	599,334
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	1.750%		05/29/19		400	396,068
Japan Bank For International Cooperation, Gov’t. Gtd. Notes	1.875%		04/20/21		1,000	973,865
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	2.125%		07/21/20		200	197,584
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, MTN	2.625%		04/20/22		400	394,322
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	1.375%		02/05/18		600	599,951
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, 144A, EMTN	2.125%		04/13/21		600	584,838
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, 144A, MTN	2.000%		09/08/20		200	196,174
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, 144A, MTN	2.625%		04/20/22		200	197,161
Japan International Cooperation Agency, Gov’t. Gtd. Notes	1.875%		11/13/19		1,200	1,183,667
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.625%		02/01/22		200	228,000
Poland Government International Bond, Sr. Unsec’d. Notes	5.000%		03/23/22		500	539,877
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN	5.125%		10/15/24		1,340	1,440,192
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	3.875%		02/15/30	EUR	1,375	2,005,007
Province of Alberta, Sr. Unsec’d. Notes, 144A	2.050%		08/17/26		200	184,083
Province of Alberta, Unsec’d. Notes	2.200%		07/26/22		250	243,147
Province of Manitoba, Sr. Unsec’d. Notes	2.125%		05/04/22		325	316,000
Province of Manitoba, Sr. Unsec’d. Notes	2.050%		11/30/20		1,000	984,348
Province of Nova Scotia, Debentures	8.250%		07/30/22		1,000	1,208,630
Province of Nova Scotia, Debentures	8.750%		04/01/22		1,000	1,211,664
Province of Ontario, Sr. Unsec’d. Notes	2.250%		05/18/22		1,000	977,660
Province of Quebec, Debentures	7.125%		02/09/24		240	291,061
Province of Quebec, Sr. Unsec’d. Notes	2.750%		04/12/27		170	165,355
Provincia De Buenos Aires, Sr. Unsec’d. Notes, 144A	6.500%		02/15/23		145	149,350
Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		600	673,806
Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	4.200%		04/15/20	EUR	1,000	1,355,508
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes	6.875%		05/27/19		600	629,310
Slovenia Government International Bond, Sr. Unsec’d Notes	4.750%		05/10/18		700	703,710
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.250%		02/18/24		200	224,223
South Africa Government International Bond, Sr. Unsec’d NotesSr. Unsec’d NotesSr. Unsec’d Notes	5.875%		09/16/25		455	496,177
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	1.625%		06/06/18		600	599,412
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	2.000%		05/17/21		800	775,001
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	2.125%		05/20/19		2,200	2,188,837
Tokyo Metropolitan Government, Sr. Unsec’d. Notes, 144A	2.500%		06/08/22		200	196,716
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	2.500%		06/08/22		1,000	983,581
Turkey Government International Bond, Sr. Unsec’d. Notes	5.625%		03/30/21		230	241,017

TOTAL SOVEREIGN BONDS (cost $36,181,671)						36,842,613

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Mortgage Corp.(k)	6.750%		03/15/31		600	834,061
Federal National Mortgage Assoc.(k)	6.625%		11/15/30		605	829,139
Federal National Mortgage Assoc.(k)	7.125%		01/15/30		580	813,140
Residual Funding Corp. Principal Strip	1.901	%(s)	10/15/20		1,295	1,213,502
Residual Funding Corp. Principal Strip	1.708	%(s)	07/15/20		500	472,935

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,266,408)						4,162,777

U.S. TREASURY OBLIGATIONS — 17.4%
U.S. Treasury Bonds	2.250%		11/15/24	1,000	974,453
U.S. Treasury Bonds	2.500%		02/15/45	1,200	1,102,453
U.S. Treasury Bonds(h)	2.750%		08/15/47	3,630	3,490,188
U.S. Treasury Bonds	2.875%		08/15/45	1,000	988,359
U.S. Treasury Bonds	2.875%		11/15/46	8,210	8,102,565
U.S. Treasury Bonds	3.000%		05/15/47	980	990,681
U.S. Treasury Notes	2.250%		11/15/27	3,760	3,608,572
U.S. Treasury Notes	1.250%		06/30/19	905	895,066
U.S. Treasury Notes	1.375%		09/30/19	8,745	8,641,836
U.S. Treasury Notes	1.500%		02/28/23	1,800	1,711,195
U.S. Treasury Notes	1.500%		03/31/23	2,000	1,898,984
U.S. Treasury Notes	1.625%		04/30/23	2,345	2,238,376
U.S. Treasury Notes	1.625%		05/31/23	2,400	2,288,719
U.S. Treasury Notes	1.750%		01/31/23	995	958,465
U.S. Treasury Notes(h)	1.750%		05/15/23	7,630	7,326,290
U.S. Treasury Notes	1.875%		04/30/22	2,355	2,298,149
U.S. Treasury Notes	2.000%		01/15/21	2,380	2,360,384
U.S. Treasury Notes	2.000%		08/31/21	2,200	2,170,180
U.S. Treasury Notes	2.000%		11/30/22	35	34,174
U.S. Treasury Notes	2.000%		06/30/24	170	163,572
U.S. Treasury Notes	2.000%		08/15/25	1,000	953,008
U.S. Treasury Notes	2.125%		08/15/21	2,375	2,353,940
U.S. Treasury Notes(k)	2.125%		09/30/21	8,900	8,811,000
U.S. Treasury Notes	2.125%		06/30/22	2,115	2,083,192
U.S. Treasury Notes	2.125%		02/29/24	1,000	972,109
U.S. Treasury Notes	2.125%		05/15/25	2,800	2,697,188
U.S. Treasury Notes	2.250%		02/15/27	4,620	4,445,848
U.S. Treasury Notes	2.375%		01/31/23	5,820	5,778,623
U.S. Treasury Notes	2.375%		08/15/24	1,050	1,032,774
U.S. Treasury Notes	2.500%		05/15/24	6,200	6,153,016
U.S. Treasury Notes	2.500%		01/31/25	500	494,824
U.S. Treasury Notes	2.750%		02/15/24	520	523,839
U.S. Treasury Strips Coupon	2.762	%(s)	08/15/29	100	71,998
U.S. Treasury Strips Coupon	2.856	%(s)	05/15/31	100	68,221
U.S. Treasury Strips Coupon	3.018	%(s)	11/15/35	200	118,803
U.S. Treasury Strips Coupon	3.176	%(s)	08/15/40	200	102,723

TOTAL U.S. TREASURY OBLIGATIONS (cost $90,435,635)					88,903,767

				Shares
COMMON STOCK — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $23,457)				669	24,041

PREFERRED STOCK — 0.0%
Banks
State Street Corp., 5.350% (cost $125,000)				5,000	131,500

TOTAL LONG-TERM INVESTMENTS (cost $447,150,910)					447,563,631

SHORT-TERM INVESTMENTS — 15.4%
AFFILIATED MUTUAL FUNDS — 15.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $75,108,405)(w)				75,108,405	75,108,405
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $2,276,201; includes $2,272,348 of cash collateral for securities on loan)(b)(w)				2,276,135	2,276,363

TOTAL AFFILIATED MUTUAL FUNDS (cost $77,384,606)					77,384,768

	Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 0.2%
Hellenic Republic Treasury Bills (Greece)	1.350%	03/02/18	EUR	35	43,413
Hellenic Republic Treasury Bills (Greece)	1.400%	03/16/18	EUR	200	247,957
Hellenic Republic Treasury Bills (Greece)	1.470%	03/09/18	EUR	365	452,752

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $707,694)					744,122

OPTIONS PURCHASED~* — 0.0% (cost $151,932)					116,652

TOTAL SHORT-TERM INVESTMENTS (cost $78,244,232)					78,245,542

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.9% (cost $525,395,142)					525,809,173

OPTIONS WRITTEN~* — 0.0% (premiums received $157,171)					(81,256)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.9% (cost $525,237,971)					525,727,917
Liabilities in excess of other assets(z) — (2.9)%					(14,617,257)

NET ASSETS — 100.0%					$511,110,660

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,076,504 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,178,774; cash collateral of $2,272,348 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in the net assets at market value:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.38	135	GBP	169	$1,797
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.13	135	GBP	169	—
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.50	76	GBP	95	1,686
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.88	76	GBP	95	12,140

								$15,623

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.40	—	EUR	100	$18,603
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18	17.00	—	EUR	100	222
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	15.00	—	EUR	100	2,600
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	19.25	—		400	3,625
Currency Option USD vs MXN	Call	UBS AG	03/23/18	21.25	—		400	292
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		300	23,468
Currency Option EUR vs ZAR	Put	Citigroup Global Markets	04/04/18	14.00	—	EUR	100	303
Currency Option USD vs MXN	Put	UBS AG	03/23/18	17.75	—		400	736

								$49,849

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	2.00%	2.00%(S)	3 Month LIBOR(Q)		73,120	$11,815
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	1.35%	1.35%(S)	3 Month LIBOR(Q)		73,120	594
CDX.NA.HY.29.V1, 12/20/22	Call	Goldman Sachs & Co.	02/21/18	$108.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		3,880	15,378
CDX.NA.HY.29.V1, 12/20/22	Call	Goldman Sachs & Co.	02/21/18	$108.50	5.00%(Q)	CDX.NA.HY.29.V1(Q)		3,880	5,454
CDX.NA.HY.29.V1, 12/20/22	Call	Goldman Sachs & Co.	03/21/18	$108.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		4,250	17,358
iTraxx.XO.28.V1, 12/20/22	Call	Goldman Sachs & Co.	02/21/18	$212.50	5.00%(Q)	iTraxx.XO.28.V1(Q)	EUR	2,330	581

									$51,180

Total Options Purchased									$116,652

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.50	135	GBP	169	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.00	135	GBP	169	(1,198)
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.63	76	GBP	95	(3,372)
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.75	76	GBP	95	(6,407)

								$(10,977)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.80	—	EUR	100	$(6,525)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18	15.00	—	EUR	100	(2,600)
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	17.00	—	EUR	100	(222)
Currency Option USD vs MXN	Call	UBS AG	03/23/18	19.25	—		400	(3,625)
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	21.25	—		400	(292)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		300	(11,223)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	04/04/18	3.20	—	EUR	100	(1)
Currency Option EUR vs ZAR	Put	Goldman Sachs & Co.	04/04/18	14.00	—	EUR	100	(303)
Currency Option USD vs MXN	Put	Citigroup Global Markets	03/23/18	17.75	—		400	(736)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		300	(3,696)

								$(29,223)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	1.70%	3 Month LIBOR(Q)	1.70%(S)		73,120	$(5,897)
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	1.85%	3 Month LIBOR(Q)	1.85%(S)		73,120	(2,921)
CDX.NA.HY.29.V1, 12/20/2022	Put	Deutsche Bank AG	02/21/18	$100.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		4,800	(1,256)
CDX.NA.HY.29.V1, 12/20/2022	Put	BNP Paribas	02/21/18	$101.50	5.00%(Q)	CDX.NA.HY.29.V1(Q)		2,500	(763)
CDX.NA.HY.29.V1, 12/20/2022	Put	Goldman Sachs & Co.	02/21/18	$102.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		3,880	(1,195)
CDX.NA.HY.29.V1, 12/20/2022	Put	Goldman Sachs & Co.	02/21/18	$103.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		3,880	(1,167)
CDX.NA.HY.29.V1, 12/20/2022	Put	BNP Paribas	03/21/18	$100.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		8,030	(5,551)
CDX.NA.HY.29.V1, 12/20/2022	Put	Goldman Sachs & Co.	03/21/18	$101.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		4,250	(3,986)
CDX.NA.HY.29.V1, 12/20/2022	Put	Deutsche Bank AG	06/20/18	$98.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		6,220	(17,132)
iTraxx.XO.28.V1, 12/20/2022	Put	Goldman Sachs & Co.	02/21/18	$300.00	5.00%(Q)	iTraxx.XO.28.V1(Q)	EUR	2,330	(1,188)

									$(41,056)

Total Options Written									$(81,256)

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
714	2 Year U.S. Treasury Notes	Mar. 2018	$152,249,344	$(599,249)
599	5 Year U.S. Treasury Notes	Mar. 2018	68,711,852	(867,462)
8	10 Year U.K. Gilt	Mar. 2018	1,387,363	(22,718)
79	10 Year U.S. Ultra Treasury Notes	Mar. 2018	10,286,047	(299,953)
106	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	17,165,375	(340,125)

				(2,129,507)

	Short Positions:
6	10 Year Japanese Bonds	Mar. 2018	8,261,610	30,228
137	10 Year U.S. Treasury Notes	Mar. 2018	16,656,203	183,952
223	20 Year U.S. Treasury Bonds	Mar. 2018	32,962,188	902,805

				1,116,985

				$(1,012,522)

Cash and foreign currency of $398 and a security with a market value of $821,700 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2018.

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 02/02/18	Barclays Capital Group	BRL	305	$92,888	$95,688	$2,800
Expiring 02/02/18	UBS AG	BRL	757	228,700	237,488	8,788
Expiring 02/02/18	UBS AG	BRL	356	107,586	111,789	4,203
Expiring 03/02/18	Bank of America	BRL	1,418	446,176	443,698	(2,478)
Expiring 03/02/18	Citigroup Global Markets	BRL	318	99,526	99,573	47
Canadian Dollar,
Expiring 04/09/18	Citigroup Global Markets	CAD	341	278,006	277,742	(264)
Expiring 04/09/18	Citigroup Global Markets	CAD	267	215,951	217,562	1,611
Expiring 04/09/18	Morgan Stanley	CAD	341	276,443	277,491	1,048
Expiring 04/09/18	UBS AG	CAD	51	40,929	41,516	587
Chilean Peso,
Expiring 04/12/18	Goldman Sachs & Co.	CLP	88,883	147,126	147,309	183
Chinese Renminbi,
Expiring 04/24/18	Citigroup Global Markets	CNH	1,189	182,436	187,855	5,419
Expiring 04/24/18	Citigroup Global Markets	CNH	296	45,701	46,723	1,022

Czech Koruna,
Expiring 04/09/18	Citigroup Global Markets	CZK	2,506	119,271	123,583	4,312
Expiring 04/09/18	Citigroup Global Markets	CZK	2,506	119,231	123,583	4,352
Expiring 04/09/18	Toronto Dominion	CZK	14,250	668,821	702,648	33,827
Hungarian Forint,
Expiring 04/24/18	Barclays Capital Group	HUF	48,115	191,382	193,429	2,047
Indian Rupee,
Expiring 04/24/18	Goldman Sachs & Co.	INR	6,044	94,132	94,015	(117)
Expiring 04/24/18	JPMorgan Chase	INR	16,242	251,632	252,649	1,017
Expiring 04/24/18	Morgan Stanley	INR	13,203	204,536	205,378	842
Expiring 04/24/18	UBS AG	INR	7,630	118,389	118,688	299
Indonesian Rupiah,
Expiring 02/12/18	Citigroup Global Markets	IDR	5,125,540	374,948	382,529	7,581
Expiring 04/16/18	Barclays Capital Group	IDR	972,751	72,496	72,267	(229)
Japanese Yen,
Expiring 04/26/18	Citigroup Global Markets	JPY	21,137	193,200	194,593	1,393
Expiring 04/26/18	Citigroup Global Markets	JPY	11,211	103,000	103,208	208
Mexican Peso,
Expiring 03/27/18	Bank of America	MXN	5,449	289,861	290,198	337
Expiring 03/27/18	Citigroup Global Markets	MXN	3,543	183,908	188,662	4,754
Expiring 03/27/18	Citigroup Global Markets	MXN	3,183	160,000	169,508	9,508
Expiring 03/27/18	Toronto Dominion	MXN	1,860	99,526	99,043	(483)
Expiring 03/27/18	UBS AG	MXN	1,600	85,536	85,219	(317)
Expiring 01/29/19	UBS AG	MXN	2,828	143,000	142,986	(14)
Expiring 01/29/19	UBS AG	MXN	3,103	157,000	156,878	(122)
New Taiwanese Dollar,
Expiring 02/05/18	Barclays Capital Group	TWD	702	24,051	24,096	45
Expiring 02/05/18	Morgan Stanley	TWD	5,449	184,358	186,986	2,628
New Zealand Dollar,
Expiring 04/09/18	UBS AG	NZD	439	317,808	323,584	5,776
Norwegian Krone,
Expiring 04/24/18	Citigroup Global Markets	NOK	3,782	482,764	491,920	9,156
Philippine Peso,
Expiring 03/15/18	Barclays Capital Group	PHP	3,573	70,561	69,524	(1,037)
Polish Zloty,
Expiring 04/24/18	Barclays Capital Group	PLN	678	199,374	202,740	3,366
Expiring 04/24/18	Citigroup Global Markets	PLN	713	209,530	213,393	3,863
Russian Ruble,
Expiring 04/09/18	Barclays Capital Group	RUB	18,463	319,719	325,700	5,981
Expiring 04/09/18	Barclays Capital Group	RUB	8,349	144,955	147,285	2,330
Singapore Dollar,
Expiring 02/13/18	Barclays Capital Group	SGD	357	270,537	272,212	1,675
Expiring 02/13/18	BNP Paribas	SGD	268	201,500	204,054	2,554
Expiring 02/13/18	Citigroup Global Markets	SGD	240	181,080	183,276	2,196
Expiring 02/13/18	Citigroup Global Markets	SGD	240	180,571	182,886	2,315
Expiring 02/13/18	Citigroup Global Markets	SGD	240	180,569	182,828	2,259

Expiring 02/13/18	Citigroup Global Markets	SGD	195	149,289	148,936	(353)
Expiring 02/13/18	Citigroup Global Markets	SGD	144	108,648	109,889	1,241
South African Rand,
Expiring 03/12/18	Citigroup Global Markets	ZAR	1,812	150,600	152,068	1,468
Expiring 03/12/18	Citigroup Global Markets	ZAR	1,669	136,528	140,056	3,528
Expiring 03/12/18	Citigroup Global Markets	ZAR	607	49,859	50,919	1,060
Expiring 03/12/18	JPMorgan Chase	ZAR	2,283	184,854	191,643	6,789
South Korean Won,
Expiring 02/13/18	Barclays Capital Group	KRW	137,141	125,771	128,448	2,677
Expiring 02/13/18	Citigroup Global Markets	KRW	137,128	125,770	128,435	2,665
Swedish Krona,
Expiring 04/24/18	Bank of America	SEK	130	16,230	16,550	320
Expiring 04/24/18	Citigroup Global Markets	SEK	2,181	276,443	278,358	1,915
Swiss Franc,
Expiring 04/26/18	Citigroup Global Markets	CHF	140	150,600	151,228	628
Thai Baht,
Expiring 02/09/18	Citigroup Global Markets	THB	21,635	671,720	690,901	19,181
Expiring 02/09/18	UBS AG	THB	4,104	125,771	131,055	5,284

				$11,030,797	$11,212,468	$181,671

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/09/18	Toronto Dominion	AUD	441	$346,089	$355,544	$(9,455)
Brazilian Real,
Expiring 02/02/18	Bank of America	BRL	1,418	447,443	444,965	2,478
British Pound,
Expiring 04/26/18	JPMorgan Chase	GBP	712	1,015,346	1,014,546	800
Chinese Renminbi,
Expiring 04/24/18	Citigroup Global Markets	CNH	1,190	180,969	188,050	(7,081)
Expiring 04/24/18	Citigroup Global Markets	CNH	254	39,719	40,088	(369)
Euro,
Expiring 04/26/18	Goldman Sachs & Co.	EUR	2,461	3,066,349	3,073,270	(6,921)
Expiring 04/26/18	UBS AG	EUR	15,050	18,764,350	18,791,395	(27,045)
Indonesian Rupiah,
Expiring 02/12/18	Barclays Capital Group	IDR	2,210,132	162,390	164,946	(2,556)
Israeli Shekel,
Expiring 04/24/18	Citigroup Global Markets	ILS	979	287,371	287,319	52
Expiring 04/24/18	Citigroup Global Markets	ILS	470	138,222	137,966	256
Japanese Yen,
Expiring 04/26/18	Citigroup Global Markets	JPY	30,651	282,137	282,179	(42)

Mexican Peso,
Expiring 03/27/18	Citigroup Global Markets	MXN	2,802	149,000	149,213	(213)
Expiring 03/27/18	UBS AG	MXN	3,251	173,000	173,141	(141)
New Taiwanese Dollar,
Expiring 02/05/18	Citigroup Global Markets	TWD	2,287	76,089	78,482	(2,393)
Expiring 02/05/18	UBS AG	TWD	2,287	76,282	78,482	(2,200)
Expiring 04/16/18	Barclays Capital Group	TWD	2,133	72,496	73,451	(955)
New Zealand Dollar,
Expiring 04/09/18	Citigroup Global Markets	NZD	53	38,195	38,865	(670)
Norwegian Krone,
Expiring 04/24/18	Citigroup Global Markets	NOK	2,076	264,650	269,947	(5,297)
Philippine Peso,
Expiring 03/15/18	Barclays Capital Group	PHP	9,371	184,359	182,332	2,027
Expiring 03/15/18	Barclays Capital Group	PHP	7,777	150,600	151,318	(718)
Expiring 03/15/18	Barclays Capital Group	PHP	4,456	89,100	86,699	2,401
Expiring 03/15/18	Barclays Capital Group	PHP	1,229	24,050	23,907	143
Russian Ruble,
Expiring 04/09/18	Barclays Capital Group	RUB	13,149	229,200	231,947	(2,747)
Singapore Dollar,
Expiring 02/13/18	Citigroup Global Markets	SGD	542	398,627	413,329	(14,702)
South African Rand,
Expiring 03/12/18	Citigroup Global Markets	ZAR	2,286	165,332	191,832	(26,500)
Expiring 03/12/18	Citigroup Global Markets	ZAR	2,188	175,669	183,616	(7,947)
Expiring 03/12/18	Citigroup Global Markets	ZAR	2,187	175,669	183,575	(7,906)
Expiring 03/12/18	Citigroup Global Markets	ZAR	1,727	135,494	144,931	(9,437)
Swiss Franc,
Expiring 04/26/18	JPMorgan Chase	CHF	846	900,792	914,832	(14,040)

				$28,208,989	$28,350,167	(141,178)

						$40,493

Cross currency exchange contracts outstanding at January 31, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/06/2018	Buy	EUR	51	ZAR	764	$(303)	Citigroup Global Markets
04/06/2018	Buy	BRL	149	EUR	41	(4,705)	Citigroup Global Markets
04/06/2018	Buy	ZAR	684	EUR	43	3,595	Goldman Sachs & Co.
04/09/2018	Buy	CAD	225	EUR	151	(4,991)	Hong Kong & Shanghai Bank
04/09/2018	Buy	EUR	303	CAD	459	3,927	JPMorgan Chase
04/26/2018	Buy	CHF	561	EUR	485	744	Citigroup Global Markets

						$(1,733)

Credit default swap agreements outstanding at January 31, 2018:

Reference Entity/Obligation	Termination Date		Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection^(2):
Ameriquest Home Equity	03/02/18	(M)	1.500%	83	107	—	107	Goldman Sachs & Co.
Bank of America Prime Mortgage	03/02/18	(M)	1.500%	285	367	—	367	Goldman Sachs & Co.
Bear Stearns Asset Backed	03/02/18	(M)	1.500%	181	233	—	233	Goldman Sachs & Co.
Chase Mortgage	03/02/18	(M)	1.500%	137	34	—	34	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	03/02/18	(M)	1.500%	72	94	—	94	Goldman Sachs & Co.
GSAMP Home Equity	03/02/18	(M)	1.500%	37	47	—	47	Goldman Sachs & Co.
GSAMP Home Equity	03/02/18	(M)	1.500%	55	71	—	71	Goldman Sachs & Co.
Lehman Home Equity	03/02/18	(M)	1.500%	129	166	—	166	Goldman Sachs & Co.
Morgan Stanley Home Equity	03/02/18	(M)	1.500%	56	72	—	72	Goldman Sachs & Co.
Morgan Stanley ReREMIC Trust	03/02/18	(M)	1.500%	81	104	—	104	Goldman Sachs & Co.
New Century Home Equity	03/02/18	(M)	1.500%	69	89	—	89	Goldman Sachs & Co.
New Century Home Equity	03/02/18	(M)	1.500%	86	111	—	111	Goldman Sachs & Co.
New Century Home Equity	03/02/18	(M)	1.500%	104	134	—	134	Goldman Sachs & Co.
Option One Home Equity	03/02/18	(M)	1.500%	60	15	—	15	Goldman Sachs & Co.
Option One Home Equity	03/02/18	(M)	1.500%	194	251	—	251	Goldman Sachs & Co.
Option One Home Equity	03/02/18	(M)	1.500%	75	96	—	96	Goldman Sachs & Co.
Soundview Home Equity Loan Trust	03/02/18	(M)	1.500%	180	232	—	232	Goldman Sachs & Co.
Structured Agency Credit Risk	03/02/18	(M)	1.500%	107	138	—	138	Goldman Sachs & Co.

					$2,361	$—	$2,361

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
General Motors Co.	06/20/19	5.000%(Q)	185	0.113%	$20,697	$13,514	$(7,183)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Hellenic Republic	06/20/22	1.000%(Q)	270	2.809%	(18,778)	(46,605)	27,827	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	60	2.809%	(4,173)	(10,657)	6,484	Goldman Sachs & Co
Hellenic Republic	06/20/24	1.000%(Q)	350	3.080%	(38,161)	(75,726)	37,565	Barclays Capital Group
Hellenic Republic	12/20/24	1.000%(Q)	420	3.117%	(49,396)	(96,658)	47,262	Citigroup Global Markets
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	220	0.379%	790	(16,868)	17,658	Morgan Stanley

Republic of Argentina	03/20/18	5.000%(Q)	950	0.569%	11,260	10,437	823	Hong Kong & Shanghai Bank
Republic of Italy	09/20/20	1.000%(Q)	180	0.677%	1,701	835	866	JPMorgan Chase

					$(96,757)	$(235,242)	$138,485

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	2,000	$(8,082)	$22,950	$(31,032)	Deutsche Bank AG

OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	713	(662)	1,375	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	703	(9,794)	10,497	Morgan Stanley
CMBX.NA.6.AA	05/11/63	1.500%(M)	500	352	(30,606)	30,958	Credit Suisse First Boston Corp.

				$1,768	$(41,062)	$42,830

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,241	3 Month LIBOR plus 35.5 bps(Q)	EUR	1,040	(0.15)(A)	Citigroup Global Markets	04/15/20	$(49,174)	$—	(49,174)
1,069	3 Month LIBOR(Q)	EUR	1,000	(0.484%)(A)	JPMorgan Chase	01/31/21	(167,620)	—	(167,620)
1,079	3 Month LIBOR(Q)	EUR	1,000	(0.216%)(A)	JPMorgan Chase	03/21/23	(143,876)	—	(143,876)
JPY 795,700	3 Month JPY LIBOR minus 52 bps(Q)		6,991	3 Month LIBOR(Q)	UBS AG	11/10/18	266,166	—	266,166
6,991	3 Month LIBOR (Q)	JPY	795,700	3 Month JPY LIBOR minus 57.25 bps(Q)	UBS AG	11/10/19	(263,020)	—	(263,020)

							$(357,524)	$—	$(357,524)

Inflation Swap Agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	1,080	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(10,614)	$(10,614)
EUR	1,175	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(10,802)	(10,802)
EUR	540	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	9,141	9,141
EUR	570	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	8,595	8,595
GBP	280	07/15/32	3.513%(T)	U.K. Retail Price Index(2)(T)	—	1,463	1,463
GBP	305	07/15/37	3.515%(T)	U.K. Retail Price Index(2)(T)	—	(4,006)	(4,006)
GBP	295	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(1,156)	(6,115)	(4,959)
GBP	155	07/15/47	3.458%(T)	U.K. Retail Price Index(1)(T)	(10,150)	6,915	17,065
GBP	95	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	3,329	3,329
GBP	60	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	1,848	1,848
GBP	80	07/15/57	3.325%(T)	U.K. Retail Price Index(1)(T)	—	5,969	5,969
GBP	80	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	2,165	2,165
GBP	35	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(2,169)	(2,169)
	1,140	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	26	(21,359)	(21,385)

					$(11,280)	$(15,640)	$(4,360)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	405	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(146)	(1,565)	(1,419)
BRL	13,849	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	—	(17,119)	(17,119)
BRL	8,335	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	—	(9,512)	(9,512)
BRL	4,645	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(45,603)	(45,603)
BRL	4,117	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(34,806)	(34,806)
BRL	10,376	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	9,101	9,101
BRL	6,260	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	—	3,687	3,687
BRL	5,492	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	102,348	102,348
BRL	2,682	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	48,442	48,442
BRL	2,788	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	42,170	42,170
BRL	2,357	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	36,959	36,959
BRL	3,139	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	(6,766)	(6,766)
BRL	1,886	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	(1,908)	(1,908)
BRL	3,876	01/02/23	9.735%(T)	1 Day BROIS(2)(T)	—	19,939	19,939
BRL	1,930	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	28,361	28,361
BRL	1,734	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	20,154	20,154
CAD	12,675	07/26/19	1.605%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(17,118)	(75,591)	(58,473)
EUR	240	05/11/19	(0.144%)(A)	6 Month EURIBOR(1)(S)	(432)	(361)	71
EUR	1,365	05/11/20	(0.054%)(A)	6 Month EURIBOR(1)(S)	(2,905)	(744)	2,161
EUR	5,095	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(7,463)	43,472	50,935
EUR	835	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(18,768)	(12,086)	6,682
EUR	210	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	1,012	3,590	2,578
EUR	1,660	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	6,894	38,562	31,668
EUR	1,270	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(305)	9,564	9,869
EUR	320	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	11,952	15,573	3,621
EUR	2,030	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	6,482	6,482
EUR	2,030	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(10,347)	(10,347)
EUR	2,330	01/08/33	1.915%(A)	6 Month EURIBOR(2)(S)	—	(13,438)	(13,438)
EUR	205	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	8,749	12,235	3,486
EUR	50	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	2,263	2,099	(164)
EUR	2,735	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	7,562	7,562
EUR	2,735	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(328)	(16,372)	(16,044)
EUR	1,900	10/25/37	2.085%(A)	3 Month EURIBOR(2)(S)	—	15,739	15,739
EUR	1,900	10/25/37	2.114%(A)	3 Month EURIBOR(1)(S)	—	(14,730)	(14,730)
EUR	105	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	4,927	4,955	28
EUR	1,535	01/10/48	1.829%(A)	6 Month EURIBOR(1)(S)	—	(9,459)	(9,459)
EUR	485	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	5,062	5,062
EUR	485	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(5,296)	(5,296)
GBP	67,155	02/08/18	0.442%(T)	1 Day SONIA(1)(T)	—	3,007	3,007
GBP	875	12/07/27	1.350%(S)	6 Month GBP LIBOR(1)(S)	283	27,322	27,039
GBP	340	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	1,547	1,547
GBP	1,525	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	367	(12,183)	(12,550)
GBP	410	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(2,859)	(2,859)
GBP	855	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	1,849	1,849
JPY	893,850	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(16,326)	(51,063)	(34,737)
	5,080	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	14,664	14,664
	7,540	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	42,505	42,505
	11,330	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(650)	82,850	83,500
	8,590	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(3,246)	43,550	46,796
	8,820	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(6,162)	42,295	48,457
	5,120	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	52,194	52,194
	25,520	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	7,213	104,585	97,372
	50,695	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	46,098	213,742	167,644
	31,590	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	9,413	73,585	64,172
	2,495	04/04/20	— (3)(S)	— (3)(S)	—	6	6
	210	12/31/21	1.787%(S)	3 Month LIBOR(1)(Q)	(734)	5,889	6,623
	1,500	12/31/21	1.850%(S)	3 Month LIBOR(1)(Q)	—	38,270	38,270

	1,295	04/04/22	— (4)(S)	— (4)(S)	—	274	274
	1,310	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	14,474	14,474
	615	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(20,630)	(20,630)
	295	11/30/22	1.982%(S)	3 Month LIBOR(1)(Q)	—	7,861	7,861
	70	12/31/22	1.495%(S)	3 Month LIBOR(1)(Q)	—	3,554	3,554
	1,025	05/31/23	1.394%(S)	3 Month LIBOR(1)(Q)	—	62,435	62,435
	1,025	05/31/23	1.395%(S)	3 Month LIBOR(1)(Q)	—	62,377	62,377
	1,395	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	(1,482)	71,632	73,114
	250	05/31/23	1.584%(S)	3 Month LIBOR(1)(Q)	—	12,766	12,766
	1,705	08/15/23	1.406%(S)	3 Month LIBOR(1)(Q)	—	100,858	100,858
	6,227	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	—	130,815	130,815
	2,065	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	5,067	47,023	41,956
	4,274	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(4,718)	87,995	92,713
	5,330	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(29,054)	104,544	133,598
	4,575	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(2,991)	85,133	88,124
	1,095	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	30,754	30,754
	340	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	1,542	13,285	11,743
	3,730	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	108,418	108,418
	33,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	107,281	966,959	859,678
	8,860	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	26,823	253,585	226,762
	23,220	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	80,062	502,539	422,477
	3,429	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	38,892	147,527	108,635
	3,145	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	3,971	116,469	112,498
	1,190	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	37,297	37,297
	2,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	—	47,372	47,372
	1,000	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	32,698	32,698
	915	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	32,507	32,507
	1,925	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(80,966)	(80,966)
	1,000	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(4,523)	(4,523)
	3,310	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(21,792)	(220,225)	(198,433)
	1,525	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	71,850	71,850
	305	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	58,728	58,728
	920	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(45,046)	(45,046)
	290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	9,816	9,816
	205	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	44,223	44,223
	820	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	43,043	43,043
	205	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	12,188	12,188
	190	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	8,139	8,139
ZAR	16,855	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	(1,524)	(7,642)	(6,118)
ZAR	5,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	62	12,203	12,141

					$226,727	$3,844,417	$3,617,690

Securities with a combined market value of $4,748,614 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at January 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Total return swap agreement outstanding at January 31, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreement:
Credit Suisse First Boston Corp.	01/12/41	394	Pay monthly fixed rate payments on the IOS.FN.450 index and receive monthly variable payments based on 1 Month LIBOR	$4,002	$(1,207)	$5,209

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$5,316,108	$—
Collateralized Loan Obligations	—	92,782,170	1,256,835
Consumer Loans	—	5,151,092	—
Home Equity Loans	—	7,254,102	817,308
Residential Mortgage-Backed Securities	—	8,805,001	—
Student Loans	—	59,217	—
Bank Loans	—	1,132,760	—
Commercial Mortgage-Backed Securities	—	56,886,665	—
Corporate Bonds	—	127,945,052	—
Municipal Bonds	—	1,375,803	—
Residential Mortgage-Backed Securities	—	8,716,820	—
Sovereign Bonds	—	36,842,613	—
U.S. Government Agency Obligations	—	4,162,777	—
U.S. Treasury Obligations	—	88,903,767	—
Common Stock	24,041	—	—
Preferred Stock	131,500	—	—
Affiliated Mutual Funds	77,384,768	—	—
Foreign Treasury Obligations	—	744,122	—
Options Purchased	15,623	101,029	—
Options Written	(10,977)	(70,279)	—
Other Financial Instruments*
Futures Contracts	(1,012,522)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	40,493	—
OTC Cross Currency Exchange Contracts	—	(1,733)	—
OTC Credit Default Swap Agreements	—	(103,071)	2,361
Centrally Cleared Credit Default Swap Agreement	—	(7,183)	—
OTC Currency Swap Agreements	—	(357,524)	—
Centrally Cleared Inflation Swaps Agreements	—	(4,360)	—
Centrally Cleared Interest Rate Swap Agreements	—	3,617,690	—
OTC Total Return Swap Agreements	—	4,002	—

Total	$76,532,433	$449,297,133	$2,076,504

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset- Backed Securities- Home Equity Loans	Asset- Backed Securities- Residential Mortgage- Backed Securities	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Credit Default Swap Agreements
Balance as of 10/31/2017	1,750,000	—	500,000	681,731	1,796,044	3,349
Realized gain (loss)	—	—	—	—	—	3,264
Change in unrealized appreciation (depreciation)**	6,835	7	—	—	—	(988)
Purchases/Exchanges/Issuances	—	817,308	—	—	—	—
Sales/Paydowns	—	—	—	—	—	(3,264)
Accrued discounts/premiums	—	(7)	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(500,000)	—	(500,000)	(681,731)	(1,796,044)	—

Balance as of 1/31/2018	1,256,835	817,308	—	—	—	2,361

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $9,203 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Collateralized Loan Obligations	$1,256,835	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Home Equity Loans	$817,308	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	2,361	Market Approach	Single Broker Indicative Quote

	$2,076,504

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transerred levels as follows:

Investments in Securities	Amount Transfered	Level Transfer	Logic
Asset-Backed Securities-Collateralized Loan Obligations	$500,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities-Residential Mortgage-Backed Securities	$500,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$681,731	L3 to L2	Cost to Evaluated Bid
Residential Mortgage-Backed Securities	$1,796,044	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Prudential Total Return Bond Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 98.0%
ASSET-BACKED SECURITIES — 25.7%
Automobiles — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19		10,467	$10,465,353
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19		39,100	39,075,946
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21		13,600	13,520,322
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22		6,500	6,512,975
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20		771	771,399
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21		9,600	9,578,702
Hertz Vehicle Financing II LP, Series 2016-2A, Class A, 144A	2.950%		03/25/22		4,500	4,487,765
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21		2,588	2,588,375
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20		31,952	31,826,071
Onemain Direct Auto Receivables Trust, Series 2017-2A, Class B, 144A	2.550%		11/14/23		4,600	4,568,354
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C, 144A	2.820%		07/15/24		1,100	1,090,088
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class E, 144A	4.740%		11/14/25		7,400	7,406,795

						131,892,145

Collateralized Loan Obligations — 20.8%
5180-2 CLO LP, Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.950%	2.412	%(c)	11/25/27		93,500	93,541,523
Adagio CLO, Series IV-A, Class A1R, 144A, 3 Month EURIBOR + 0.660%	0.660	%(c)	10/15/29	EUR	12,800	15,955,115
Adagio CLO, Series IV-A, Class A2R, 144A	1.100%		10/15/29	EUR	1,400	1,739,155
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.212	%(c)	10/15/28		4,250	4,282,265
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	2.992	%(c)	07/15/30		140,561	141,622,208
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.410	%(c)	07/28/28		68,500	68,977,541
Ares CLO Ltd. (Cayman Islands), Series 2016-39A, Class A, 144A, 3 Month LIBOR + 1.530%	3.264	%(c)	07/18/28		64,750	65,377,641
Ares CLO Ltd. (Cayman Islands), Series 2016-40A, Class A2, 144A, 3 Month LIBOR + 1.650%	3.372	%(c)	10/15/27		29,100	29,349,695
Armada Euro CLO (Ireland), Series 1A, Class A, 144A, 3 Month EURIBOR + 0.930%	0.930	%(c)	10/24/30	EUR	38,000	47,604,941
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.002	%(c)	07/15/29		35,900	36,118,283
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.252	%(c)	11/17/27		34,590	34,605,247
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 144A, 3 Month LIBOR + 0.980%	2.396	%(c)	02/17/26		40,000	40,033,740
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	2.982	%(c)	07/16/29		41,750	42,039,361
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.022	%(c)	01/16/30		69,250	69,602,524
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.575	%(c)	04/22/27		70,000	70,117,635

Avery Point CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A, 3 Month LIBOR + 1.450%	2.841	%(c)	08/05/27		29,500	29,639,045
Babson Euro CLO (Netherlands), Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.820%	0.492	%(c)	10/25/29	EUR	42,500	52,901,208
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	3.312	%(c)	10/15/28		78,750	79,860,217
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.140%	2.885	%(c)	10/22/25		25,529	25,570,303
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A, 3 Month LIBOR + 1.170%	2.901	%(c)	04/17/26		10,000	10,031,753
Battalion CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1R, 144A, 3 Month LIBOR + 1.180%	2.911	%(c)	10/17/26		51,775	51,904,443
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 144A, 3 Month LIBOR + 1.190%	2.921	%(c)	10/17/26		53,450	53,586,014
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	3.291	%(c)	01/24/29		61,700	62,189,312
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.620%	3.365	%(c)	01/20/28		31,500	31,687,529
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-IVA Class A1R, 144A, 3 Month LIBOR + 1.490%	3.235	%(c)	01/20/29		17,250	17,392,984
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-VA, Class AR, 144A, 3 Month LIBOR + 1.200%	2.945	%(c)	10/20/26		85,000	85,225,700
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-VA, Class B1R, 144A, 3 Month LIBOR + 1.650%	3.395	%(c)	10/20/26		2,750	2,755,135
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.597	%(c)	10/15/30		49,000	49,414,565
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.881	%(c)	04/17/25		12,665	12,674,834
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A, 3 Month LIBOR + 1.750%	3.481	%(c)	04/17/25		14,500	14,508,980
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A	—	%(p)	01/17/28		1,000	1,000,000
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A, 3 Month LIBOR + 1.150%	2.910	%(c)	07/27/26		70,000	70,152,271
Carlyle Global Market Strategies Euro CLO (Cayman Islands), Series 2014-3A, Class AA1R, 144A, 3 Month EURIBOR + 0.730%	0.730	%(c)	01/25/32	EUR	90,000	111,807,211
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 144A, 3 Month LIBOR + 1.220%	2.965	%(c)	07/20/31		35,000	35,214,148
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 144A, 3 Month LIBOR + 1.180%	2.667	%(c)	01/15/30		37,250	37,595,043
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.005	%(c)	04/22/30		145,225	146,590,144
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	3.134	%(c)	10/18/26		31,000	31,158,187
Cavalry CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 144A, 3 Month LIBOR + 0.850%	2.572	%(c)	10/15/26		25,000	25,032,063
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 144A, 3 Month LIBOR + 1.110%	2.855	%(c)	01/22/31		98,250	98,420,346
CIFC Funding Ltd. (Cayman Islands), Series 2017-4A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.633	%(c)	10/24/30		10,000	10,115,499
CVC Cordatus Loan Fund X DAC (Ireland), Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720%	0.720	%(c)	01/27/31	EUR	100,000	124,205,403
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.922	%(c)	07/15/26		50,000	50,128,990
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A, 3 Month LIBOR + 1.450%	3.172	%(c)	07/15/26		10,250	10,263,810

Elevation CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	2.952	%(c)	10/15/29		116,500	117,133,154
Elevation CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.180%	2.902	%(c)	10/15/26		25,000	25,061,705
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A, 3 Month LIBOR + 1.550%	3.284	%(c)	04/18/27		59,200	59,789,543
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class B, 144A, 3 Month LIBOR + 2.430%	4.164	%(c)	04/18/27		21,250	21,573,162
Elevation CLO Ltd. (Cayman Islands), Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	2.824	%(c)	07/15/30		36,000	36,279,256
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.170%	2.892	%(c)	10/15/26		75,000	75,102,172
Garrison Funding Ltd. (Cayman Islands), Series 2015-1RR, Class A1RR, 144A, 3 Month LIBOR + 1.270%^	2.732	%(c)	09/22/29		8,400	8,182,440
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 144A	—	%(p)	04/15/31		146,700	146,700,000
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class B, 144A^	—	%(p)	04/15/31		10,000	10,000,000
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A, 3 Month LIBOR + 1.450%	2.841	%(c)	05/05/27		73,000	73,109,281
HPC Investment Partners CLO, Series 2013-2RR, Class A1A, 144A, 3 Month LIBOR + 1.160%^	2.905	%(c)	10/20/29		13,925	13,569,912
HPC Investment Partners CLO, Series 2013-2RR, Class A2, 144A, 3 Month LIBOR + 1.625%^	3.370	%(c)	10/20/29		1,025	978,363
HPS Investment Partners CLO Subsidiary LLC (Cayman Islands), Series 11A-RR, Class A, 144A, 3 Month LIBOR + 1.260%^	2.395	%(c)	05/07/30		16,000	16,126,392
ICG U.S. CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	%(c)	10/23/29		70,000	70,701,162
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	3.262	%(c)	04/15/27		25,000	25,045,095
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A, 3 Month LIBOR + 1.500%	3.245	%(c)	07/20/27		15,000	15,071,799
Jubilee CLO (Netherlands), Series 2017-19A, Class A1, 144A, 3 Month EURIBOR + 0.800%	0.800	%(c)	07/15/30	EUR	39,000	48,521,222
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	2.902	%(c)	01/15/31		73,150	73,658,254
KKR CLO Ltd. (Cayman Islands), Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.004	%(c)	07/18/30		167,750	169,491,312
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.716	%(c)	05/15/26		65,000	65,194,824
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.180%	2.902	%(c)	07/15/26		12,000	12,034,051
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.922	%(c)	10/15/26		100,000	100,259,200
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.854	%(c)	01/18/27		17,850	17,911,627
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.750%	3.495	%(c)	04/20/28		33,300	33,508,441
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.210%	3.075	%(c)	01/16/31		47,950	47,988,044
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.959	%(c)	10/12/30		120,550	121,251,589
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A, 3 Month LIBOR + 1.460%	3.182	%(c)	07/15/27		43,600	43,710,395
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%	2.572	%(c)	01/15/28		35,344	35,331,555

Oak Hill European Credit Partners (Ireland), Series 2015-4A, Class A1R, 144A, 3 Month EURIBOR + 0.730%	0.730	%(c)	01/20/32	EUR	62,500	77,885,457
Oak Hill European Credit Partners (Ireland), Series 2017-6A, Class A1, 3 Month EURIBOR + 0.730%	0.730	%(c)	01/20/32	EUR	65,750	81,681,379
Ocean Trails CLO (Cayman Islands), Series 2016-6A, Class A2A, 144A, 3 Month LIBOR + 1.690%	3.412	%(c)	07/15/28		39,000	39,466,417
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.980	%(c)	07/15/30		58,900	59,601,151
OCP CLO Ltd. (Cayman Islands), Series 2017-14A, Class A1A, 144A, 3 Month LIBOR + 1.150%	2.691	%(c)	11/20/30		6,000	6,003,077
OCP Euro CLO (Ireland), Series 2017-2A, Class A, 144A, 3 Month EURIBOR + 0.820%	0.820	%(c)	01/15/32	EUR	108,000	134,417,293
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.207	%(c)	10/30/27		55,250	55,440,198
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.017	%(c)	10/30/30		63,500	63,969,589
OZLM Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.235	%(c)	01/20/29		90,000	90,769,131
OZLME DAC (Netherlands), Series 3A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750	%(c)	08/24/30	EUR	79,000	98,161,502
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.741	%(c)	05/21/29		65,000	65,376,954
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.015	%(c)	07/20/30		123,500	124,424,817
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.220%	2.633	%(c)	11/14/29		90,000	90,304,452
Race Point CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	2.932	%(c)	10/15/30		10,000	10,053,961
Regatta Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.146	%(c)	12/20/28		53,000	53,475,654
Regatta Funding Ltd. (Cayman Islands), Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	2.619	%(c)	10/17/30		56,250	56,582,792
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A, 3 Month LIBOR + 1.140%	2.532	%(c)	05/07/26		75,000	75,105,802
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	2.582	%(c)	08/15/30		159,750	160,524,404
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.985	%(c)	07/20/30		50,000	50,281,905
Sound Point CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.625	%(c)	07/20/27		32,800	32,846,950
Sound Point CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.650%	3.395	%(c)	07/20/28		35,000	35,296,496
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A, 3 Month LIBOR + 1.660%	3.405	%(c)	10/20/28		5,500	5,547,418
Sound Point CLO Ltd. (Cayman Islands), Series 2016-3A, Class A, 144A, 3 Month LIBOR + 1.530%	3.275	%(c)	01/23/29		53,875	54,399,285
Sound Point CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.025	%(c)	07/25/30		60,000	60,472,578
Sound Point CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1A, 144A, 3 Month LIBOR + 1.220%	2.580	%(c)	10/20/30		99,500	100,044,036
Sound Point CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	2.580	%(c)	10/20/30		750	754,101
St. Paul’s CLO DAC (Ireland), Series 4A, Class A1RR, 144A, 3 Month EURIBOR + 0.850%	0.850	%(c)	04/25/30	EUR	55,750	69,093,896
Telos CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.031	%(c)	07/17/26		40,000	40,251,252

Telos CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.971	%(c)	01/17/30		85,000	85,638,273
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A, 3 Month LIBOR + 1.450%	3.172	%(c)	01/15/26		40,300	40,624,516
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.050%	2.795	%(c)	07/20/27		8,600	8,628,516
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.700%	3.445	%(c)	07/20/28		52,600	53,000,654
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A, 3 Month LIBOR + 1.550%	3.272	%(c)	01/15/29		127,250	128,236,391
Tikehau CLO BV (Netherlands), Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.600%	0.600	%(c)	08/04/28	EUR	3,000	3,741,465
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.065	%(c)	07/25/29		65,000	65,446,348
Trinitas CLO Ltd. (Cayman Islands), Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.210%	2.908	%(c)	01/25/31		118,000	118,109,905
Trinitas CLO Ltd. (Cayman Islands), Series 2017-7A, Class B, 144A, 3 Month LIBOR + 1.600%	3.298	%(c)	01/25/31		12,250	12,277,024
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.120%	2.842	%(c)	07/15/25		23,667	23,739,482
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.602	%(c)	07/15/27		72,550	72,675,816
Venture CLO Ltd. (Cayman Islands), Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300%	2.663	%(c)	07/21/30		19,200	19,051,789
Vibrant CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.395	%(c)	07/20/28		50,000	50,553,980
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.895	%(c)	04/25/25		2,808	2,816,721
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.220%	2.965	%(c)	04/20/26		60,000	60,157,782
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.395	%(c)	10/20/28		41,250	41,538,243
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.065	%(c)	04/20/29		70,000	70,500,696
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.626	%(c)	10/20/29		40,000	40,241,140
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A, 3 Month LIBOR + 3.400%	5.167	%(c)	10/30/23		8,150	8,157,244
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.160%	2.552	%(c)	11/07/25		10,000	10,017,481
West CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1BR, 144A	2.724%		01/16/27		14,500	14,486,142
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.530%	3.275	%(c)	07/20/28		11,000	11,111,124
Willow Park CLO (Ireland), Series 1A, Class A1	0.840%		01/15/31	EUR	6,500	8,062,101
York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.609	%(c)	01/22/31		50,000	50,378,765
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.092	%(c)	07/15/29		74,130	74,675,990
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.012	%(c)	04/15/30		55,500	55,611,061

						6,496,986,557

Consumer Loans — 1.4%
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/21/25		10,500	10,532,085
Lendmark Funding Trust, Series 2017-1A, Class A, 144A	2.830%		12/22/25		21,900	21,737,154
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24		6,410	6,422,392

OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	15,258	15,257,852
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	28,300	28,640,709
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	19,900	20,147,984
OneMain Financial Issuance Trust, Series 2017-1A, Class B, 144A	2.790%		09/14/32	12,983	12,701,061
OneMain Financial Issuance Trust, Series 2017-1A, Class C, 144A	3.350%		09/14/32	9,900	9,837,908
Oportun Funding LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21	37,679	37,667,802
Oportun Funding LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	20,750	20,552,033
Oportun Funding LLC, Series 2017-B, Class A, 144A	3.220%		10/10/23	63,450	62,764,182
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.561	%(c)	08/25/23	28,880	28,874,516
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	44,760	44,899,308
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	54,942	55,081,783
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	3,250	3,255,149
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24	6,000	6,073,837
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680%		07/15/30	59,100	58,107,675
Springleaf Funding Trust, Series 2017-AA, Class B, 144A	3.100%		07/15/30	8,262	8,138,157

					450,691,587

Credit Cards — 0.0%
American Express Credit Account Master Trust, Series 2013-1, Class B, 1 Month LIBOR + 0.700%	2.260	%(c)	02/16/21	2,000	2,004,123

Home Equity Loans — 0.9%
ABFC Trust, Series 2003-OPT1, Class A1, 1 Month LIBOR + 0.640%	2.201	%(c)	04/25/33	4,367	4,335,397
ABFC Trust, Series 2003-WMC1, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	06/25/33	465	450,197
ABFC Trust, Series 2004-OPT5, Class A4, 1 Month LIBOR + 1.250%	2.811	%(c)	06/25/34	2,023	2,033,022
ABFC Trust, Series 2005-AQ1, Class A4	4.800	%(cc)	01/25/34	1,410	1,445,862
ABFC Trust, Series 2005-HE2, Class M2, 1 Month LIBOR + 0.750%	2.311	%(c)	06/25/35	222	224,059
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 Month LIBOR + 0.700%	2.261	%(c)	01/25/35	325	328,172
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	11/25/33	692	679,252
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	12/25/33	906	896,810
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	12/25/34	6,578	6,247,107
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%	2.341	%(c)	04/25/34	9,778	9,654,999
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1, 1 Month LIBOR + 0.470%	2.031	%(c)	08/25/35	208	208,097
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1, 1 Month LIBOR + 1.020%	2.581	%(c)	04/25/34	907	899,308
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV1, 1 Month LIBOR + 0.760%	2.321	%(c)	12/25/33	955	949,448
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2, 1 Month LIBOR + 0.700%	2.261	%(c)	11/25/33	28	25,668

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2001-2, Class M3, 1 Month LIBOR + 2.925%	4.486	%(c)	10/25/31	65	68,886
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	2.911	%(c)	02/25/33	1,774	1,752,641
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-5, Class A6	4.180%		04/25/33	2,143	2,152,925
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	10/25/33	3,928	3,857,483
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	2.301	%(c)	12/25/33	1,280	1,261,853
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W2, Class M4, 1 Month LIBOR + 5.625%	4.152	%(c)	09/25/33	600	563,858
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W7, Class M1, 1 Month LIBOR + 1.035%	2.596	%(c)	03/25/34	460	461,014
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1, 1 Month LIBOR + 1.035%	2.596	%(c)	01/25/34	1,304	1,305,602
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%	2.641	%(c)	01/25/34	1,368	1,340,304
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2, 1 Month LIBOR + 2.475%	4.036	%(c)	01/25/34	78	77,900
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W2, Class AF	4.403	%(cc)	04/25/34	362	364,700
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	05/25/34	263	262,143
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C, 1 Month LIBOR + 0.360%	1.921	%(c)	10/25/35	1,110	1,113,555
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1, 1 Month LIBOR + 1.245%	2.805	%(c)	06/15/33	1,157	1,143,753
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 1 Month LIBOR + 1.245%	2.805	%(c)	08/15/33	1,376	1,381,279
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M1, 1 Month LIBOR + 1.125%	2.685	%(c)	09/15/33	2,278	2,244,733
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.371	%(c)	06/25/34	7,289	7,265,242
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1, 1 Month LIBOR + 0.945%	2.506	%(c)	09/25/34	1,084	1,095,811
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	12/25/34	1,859	1,774,011
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	12/25/34	2,253	2,204,770
Bear Stearns Asset-Backed Securities I Trust, Series 2001-HE8, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	09/25/34	345	327,145
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2, 1 Month LIBOR + 1.020%	2.581	%(c)	06/25/34	4,100	4,142,861
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	08/25/34	4,375	4,409,401

Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	3.136	%(c)	12/25/34	5,140	5,268,650
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE5, Class M2, 1 Month LIBOR + 1.035%	2.596	%(c)	06/25/35	5,020	5,063,841
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%	1.761	%(c)	04/25/37	186	228,282
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2, 1 Month LIBOR + 1.200%	2.761	%(c)	10/25/32	58	58,643
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	03/25/34	1,550	1,551,839
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.855%	2.416	%(c)	07/25/34	2,777	2,755,929
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	03/25/34	5,211	5,125,664
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2, 1 Month LIBOR + 2.250%	3.811	%(c)	08/25/32	9	8,448
CSMC, Series 2017-6R, 144A, 1 Month LIBOR + 1.550%	3.124	%(c)	03/06/47	38,213	38,651,545
GSAA Trust, Series 2006-7, Class AF2	5.995	%(cc)	03/25/46	1,022	708,325
Home Equity Asset Trust, Series 2002-4, Class M1, 1 Month LIBOR + 1.500%	3.061	%(c)	03/25/33	2,762	2,747,886
Home Equity Asset Trust, Series 2003-3, Class M1, 1 Month LIBOR + 1.290%	2.851	%(c)	08/25/33	1,286	1,267,770
Home Equity Asset Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	2.761	%(c)	10/25/33	1,337	1,320,570
Home Equity Asset Trust, Series 2003-5, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	12/25/33	71	71,313
Home Equity Asset Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	02/25/34	2,666	2,609,804
Home Equity Asset Trust, Series 2004-7, Class M1, 1 Month LIBOR + 0.930%	2.491	%(c)	01/25/35	682	682,958
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3, 1 Month LIBOR + 0.825%	2.386	%(c)	03/25/35	313	313,413
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2, 1 Month LIBOR + 0.660%	2.221	%(c)	09/25/35	1,278	1,274,108
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 144A, 1 Month LIBOR + 1.750%	3.317	%(c)	01/28/70	23,310	23,779,640
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	10/25/34	5,308	5,327,264
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.281	%(c)	12/25/34	2,208	2,165,259
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1, 1 Month LIBOR + 1.000%	2.561	%(c)	08/25/32	3,176	3,123,110
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.720%	2.281	%(c)	07/25/34	621	611,992
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1, 1 Month LIBOR + 1.200%	2.761	%(c)	05/25/33	825	818,107
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1, 1 Month LIBOR + 1.275%	2.836	%(c)	04/25/33	6,168	6,167,347
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class A4, 1 Month LIBOR + 0.800%	2.361	%(c)	03/25/34	483	459,365
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	05/25/34	7,342	7,323,743
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.945%	2.506	%(c)	06/25/34	775	776,169
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A7, 1 Month LIBOR + 1.060%	2.621	%(c)	09/25/34	663	657,425
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1, 1 Month LIBOR + 0.960%	2.521	%(c)	09/25/34	4,976	5,027,585

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.870%	2.431	%(c)	11/25/34	3,009	2,998,272
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC3, Class M2, 1 Month LIBOR + 0.795%	2.356	%(c)	01/25/35	4,907	4,853,848
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC2, Class M3, 1 Month LIBOR + 0.675%	2.236	%(c)	03/25/35	2,731	2,727,034
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1, 1 Month LIBOR + 1.350%	2.911	%(c)	03/25/33	3,724	3,707,813
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%	2.971	%(c)	10/25/32	1,629	1,623,245
New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	2.686	%(c)	10/25/33	4,694	4,594,261
New Century Home Equity Loan Trust, Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720%	2.270	%(c)	10/25/33	1,843	1,786,445
New Century Home Equity Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.885%	2.446	%(c)	05/25/34	670	664,784
New Century Home Equity Loan Trust, Series 2004-3, Class M1, 1 Month LIBOR + 0.930%	2.491	%(c)	11/25/34	538	539,732
New Century Home Equity Loan Trust, Series 2004-4, Class M1, 1 Month LIBOR + 0.765%	2.326	%(c)	02/25/35	950	941,520
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A^	4.000	%(cc)	12/25/57	53,070	54,218,175
Option One Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	01/25/34	3,370	3,344,151
Renaissance Home Equity Loan Trust, Series 2004-1, Class AV3, 1 Month LIBOR + 0.940%	2.501	%(c)	05/25/34	5,420	5,322,349
Residential Asset Securities Corp. Trust, Series 2004-KS1, Class AI5	5.430	%(cc)	02/25/34	273	278,776
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1, 1 Month LIBOR + 0.780%	2.341	%(c)	02/25/34	608	613,045
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 1 Month LIBOR + 0.765%	2.326	%(c)	02/25/35	1,362	1,345,361
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1, 1 Month LIBOR + 1.350%	2.911	%(c)	04/25/33	257	256,730
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-1, Class M4, 1 Month LIBOR + 0.915%	2.476	%(c)	04/25/35	3,140	3,151,533

					287,862,336

Other — 0.0%
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	323	322,510

Residential Mortgage-Backed Securities — 2.1%
Aames Mortgage Investment Trust, Series 2005-2, Class M4, 1 Month LIBOR + 0.945%	2.506	%(c)	07/25/35	1,906	1,918,291
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 1 Month LIBOR + 0.690%	2.251	%(c)	04/25/34	1,724	1,729,306
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R3, Class M1, 1 Month LIBOR + 0.780%	2.341	%(c)	05/25/34	10,260	10,238,739
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	2.521	%(c)	09/25/34	1,529	1,537,851
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D, 1 Month LIBOR + 0.330%	1.891	%(c)	01/25/36	56	55,602

Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3, 1 Month LIBOR + 1.000%	2.561	%(c)	11/25/32	310	307,483
Chase Funding Trust, Series 2002-2, Class 1A5	6.333	%(cc)	04/25/32	451	457,773
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	2.911	%(c)	10/25/37	97,972	98,463,218
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 Month LIBOR + 0.675%	2.236	%(c)	05/25/35	619	619,205
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2, 1 Month LIBOR + 0.555%	2.116	%(c)	01/25/36	927	927,481
Countrywide Asset-Backed Certificates, Series 2002-3, Class 2A1, 1 Month LIBOR + 0.660%	2.221	%(c)	06/25/32	2,419	2,370,976
Countrywide Asset-Backed Certificates, Series 2003-BC5, Class 2A2, 1 Month LIBOR + 0.700%	2.261	%(c)	12/25/33	1,249	1,205,161
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A, 1 Month LIBOR + 0.420%	1.981	%(c)	08/25/34	12,908	12,218,966
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF5	5.020	%(cc)	04/25/35	915	913,964
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	11/25/34	2,428	2,429,915
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class M3, 1 Month LIBOR + 0.500%	2.310	%(c)	01/25/36	6,475	6,477,244
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A3, 1 Month LIBOR + 0.170%	1.731	%(c)	06/25/37	632	629,849
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.718	%(c)	12/26/46	67,779	68,547,873
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB5, Class M1, 1 Month LIBOR + 0.915%	2.476	%(c)	01/25/34	3,271	3,287,979
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB8, Class M1, 1 Month LIBOR + 0.795%	2.356	%(c)	12/25/35	3,000	3,022,820
CWABS, Inc. Asset-Backed Certificates Trust, Series 2003-5, Class AF5	5.242	%(cc)	02/25/34	1,704	1,752,562
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class 3A, 1 Month LIBOR + 0.460%	2.021	%(c)	09/25/34	923	922,610
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1, 1 Month LIBOR + 0.540%	2.101	%(c)	12/25/34	3,849	3,729,227
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A4, 1 Month LIBOR + 0.900%	2.461	%(c)	11/25/34	655	651,446
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%	2.341	%(c)	11/25/34	725	719,349
Encore Credit Receivables Trust, Series 2005-1, Class M1, 1 Month LIBOR + 0.660%	2.221	%(c)	07/25/35	4,197	4,155,595
Encore Credit Receivables Trust, Series 2005-3, Class M3, 1 Month LIBOR + 0.765%	2.326	%(c)	10/25/35	10,000	10,042,813
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.654	%(cc)	07/25/34	93	92,266
FBR Securitization Trust, Series 2005-2, Class M1, 1 Month LIBOR + 0.720%	2.281	%(c)	09/25/35	307	307,801
FFMLT Trust, Series 2005-FF2, Class M4, 1 Month LIBOR + 0.885%	2.446	%(c)	03/25/35	1,857	1,868,751
Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	08/25/34	2,050	2,022,733
First Franklin Mortgage Loan Trust, Series 2003-FFH2, Class M1B, 1 Month LIBOR + 0.975%	2.536	%(c)	02/25/34	2,364	2,303,289
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3, 1 Month LIBOR + 0.720%	2.281	%(c)	04/25/35	234	233,960
Fremont Home Loan Trust, Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	12/25/33	6,777	6,646,800

Fremont Home Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.855%	2.416	%(c)	07/25/34	8,121	8,113,716
Fremont Home Loan Trust, Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	08/25/34	2,032	2,034,121
GSAMP Trust, Series 2003-HE2, Class A2, 1 Month LIBOR + 0.640%	2.201	%(c)	08/25/33	11,869	11,625,306
GSAMP Trust, Series 2004-AR1, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	06/25/34	4,024	4,033,407
GSAMP Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 0.975%	2.536	%(c)	09/25/34	2,271	2,293,840
GSAMP Trust, Series 2005-HE3, Class M3, 1 Month LIBOR + 1.050%	2.611	%(c)	06/25/35	3,500	3,546,191
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%	2.181	%(c)	08/25/33	5,748	5,627,545
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.311	%(c)	02/25/34	780	781,049
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.795%	2.356	%(c)	06/25/34	267	264,256
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 1 Month LIBOR + 0.560%	2.121	%(c)	10/25/34	14	13,497
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A, 1 Month LIBOR + 0.520%	2.081	%(c)	06/25/35	732	710,228
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A, 1 Month LIBOR + 0.720%	2.281	%(c)	06/25/35	666	639,773
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2, 1 Month LIBOR + 1.845%	3.406	%(c)	01/25/35	2,873	2,926,189
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	07/25/34	3,827	3,666,664
Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1 Month LIBOR + 0.930%	2.491	%(c)	03/25/36	72	72,094
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 1 Month LIBOR + 0.945%	2.506	%(c)	02/25/35	39	39,152
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL1, Class M3, 1 Month LIBOR + 0.735%	2.296	%(c)	03/25/35	13,319	13,366,704
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1, 1 Month LIBOR + 1.125%	2.686	%(c)	06/25/34	809	793,054
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	11/25/34	430	412,707
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, 1 Month LIBOR + 0.540%	2.101	%(c)	05/25/35	1,041	974,249
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	05/25/35	1,357	1,352,963
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class A2C, 1 Month LIBOR + 1.000%	2.561	%(c)	07/25/35	800	800,412
Structured Asset Investment Loan Trust, Series 2003-BC7, Class 3A2, 1 Month LIBOR + 0.950%	2.511	%(c)	07/25/33	1,261	1,249,712
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3, 1 Month LIBOR + 0.900%	2.461	%(c)	08/25/33	325	319,046
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 2A, 1 Month LIBOR + 0.950%	2.511	%(c)	08/25/33	10,630	10,367,571
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000%	2.561	%(c)	10/25/33	1,323	1,310,017
Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 1 Month LIBOR + 0.800%	2.361	%(c)	07/25/34	2,616	2,611,244
Structured Asset Investment Loan Trust, Series 2004-7, Class A8, 1 Month LIBOR + 1.200%	2.761	%(c)	08/25/34	2,510	2,478,520

Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1 Month LIBOR + 1.000%	2.561	%(c)	09/25/34		1,481	1,481,428
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4, 1 Month LIBOR + 0.940%	2.501	%(c)	09/25/34		1,300	1,295,852
Structured Asset Investment Loan Trust, Series 2005-6, Class M2, 1 Month LIBOR + 0.780%	2.341	%(c)	07/25/35		17,361	17,385,610
Structured Asset Investment Loan Trust, Series 2005-7, Class M1, 1 Month LIBOR + 0.735%	2.296	%(c)	08/25/35		4,644	4,649,043
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 144A	3.546	%(cc)	11/25/60		22,127	22,934,091
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750	%(cc)	06/25/57		101,551	100,402,532
Towd Point Mortgage Trust, Series 2017-6, Class A1, 144A	2.750	%(cc)	10/25/57		107,083	106,077,691
VOLT LLC, Series 2017-NP10, Class A1, 144A	3.000	%(cc)	10/25/47		43,400	43,196,944
VOLT LLC, Series 2017-NPL4, Class A1, 144A	3.375	%(cc)	04/25/47		6,960	6,974,892
VOLT LLC, Series 2017-NPL7, Class A1, 144A	3.250	%(cc)	06/25/47		9,210	9,201,892

						648,832,100

Small Business Loan — 0.0%
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	6.290%		01/01/21		22	22,349
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23		20	20,542

						42,891

Student Loans — 0.1%
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 144A, 1 Month LIBOR + 1.850%	3.411	%(c)	10/27/36		6,277	6,518,154
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	2.961	%(c)	01/25/41		5,951	6,099,339

						12,617,493

TOTAL ASSET-BACKED SECURITIES (cost $7,934,190,340)						8,031,251,742

BANK LOANS — 0.8%
Consumer Cyclical - Services — 0.0%
CD&R Firefly Bidco, Ltd. (United Kingdom), Facility B1, 3 Month LIBOR + 4.500%	5.021	%(c)	07/15/22	GBP	10,000	14,229,561

Diversified Manufacturing — 0.0%
CeramTec Service GmbH (Germany), Initial Euro Term B-1 Loan, 3 Month EURIBOR + 3.000%	3.750	%(c)	08/30/20	EUR	1,840	2,291,314
CeramTec Service GmbH (Germany), Initial Euro Term B-2 Loan, 3 Month EURIBOR + 3.000%	3.750	%(c)	08/28/20	EUR	560	696,937

						2,988,251

Financial Institutions — 0.2%
McAfee LLC, Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.070	%(c)	09/30/24		51,072	51,540,177
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.070	%(c)	09/29/25		12,150	12,150,000

						63,690,177

Gaming — 0.1%
Cyan Blue Holdco 3, Ltd. (United Kingdom), First Lien Term B Loan, 3 Month GBP LIBOR + 4.250%	4.771	%(c)	07/31/24	GBP	12,400	17,675,819

Health Care & Pharmaceutical — 0.1%
Avantor, Inc., Initial Euro Term Loan, 1 Month EURIBOR + 4.250%	4.250	%(c)	11/21/24	EUR	9,175	11,459,637
Nidda Healthcare Holdings AG (Germany), Term Loan	—	%(p)	09/30/24	GBP	17,000	24,197,785

						35,657,422

Hotels, Resorts & Cruise Lines — 0.0%
Richmond UK Bidco, Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.740	%(c)	03/03/24	GBP	9,000	12,645,530

Retail — 0.2%
Intervias Finco, Ltd. (United Kingdom), Facility D1, 1 Month GBP LIBOR + 5.000%	5.490	%(c)	01/30/23	GBP	36,500	51,840,676

Software — 0.0%
Infor US, Inc., Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	4.443	%(c)	02/01/22		4,469	4,490,665

Technology — 0.1%
BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	4.820	%(c)	09/12/22		6,166	6,189,559
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.080	%(c)	12/31/18		14,824	14,817,846
Peer Holdings BV, Facility B, 1 Month EURIBOR + 3.250%	3.250	%(c)	02/25/22	EUR	12,599	15,642,032

						36,649,437

Wireless — 0.1%
Centurylink Escrow LLC, Term Loan	—	%(p)	09/30/22		20,000	19,891,660

TOTAL BANK LOANS (cost $247,207,305)						259,759,198

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
245 Park Avenue Trust, Series 2017-245P, Class A, 144A	3.508%		06/05/37		6,608	6,630,663
Assurant Commercial Mortgage Trust, Series 2016-1A, Class B, 144A	4.462%		05/15/49		7,683	7,361,351
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AM	5.772	%(cc)	02/10/51		723	722,949
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		07/15/49		5,200	5,059,533
BANK, Series 2017-BNK5, Class A4	3.131%		06/15/60		92,900	91,254,518
BANK, Series 2017-BNK6, Class A4	3.254%		07/15/60		70,950	70,503,646
BANK, Series 2017-BNK8, Class A3	3.229%		11/15/50		70,000	69,065,101
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966%		08/10/33		31,000	31,207,294
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937%		08/14/36		17,450	16,640,358
BBCMS Mortgage Trust, Series 2016-ETC, Class B, 144A	3.189%		08/14/36		6,970	6,565,226
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 144A	3.391%		08/14/36		5,770	5,400,217
BBCMS Mortgage Trust, Series 2016-ETC, Class D, 144A	3.609	%(cc)	08/14/36		21,720	20,162,109
BBCMS Mortgage Trust, Series 2016-ETC, Class E, 144A	3.609	%(cc)	08/14/36		13,900	12,168,273
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A3	3.283	%(cc)	11/15/50		37,610	37,233,862
CD Commercial Mortgage Trust, Series 2017-CD4, Class A3	3.248%		05/10/50		60,000	59,557,464
CD Commercial Mortgage Trust, Series 2017-CD5, Class A3	3.171%		08/15/50		79,475	78,133,708
CD Commercial Mortgage Trust, Series 2017-CD6, Class A4	3.190%		11/13/50		121,000	119,256,184
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4	3.572%		06/15/50		20,000	20,186,626

CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 144A, 1 Month LIBOR + 1.854%	3.414	%(c)	11/15/31	4,423	4,424,462
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3	3.197%		08/15/50	105,000	103,325,302
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	11,690	11,970,530
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	10,000	10,136,223
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%		11/10/48	36,255	37,446,651
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XB, IO	0.053	%(cc)	09/15/48	58,898	197,997
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	4,250	4,211,719
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49	7,150	7,132,870
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%		12/10/49	40,000	40,400,936
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A3	3.209%		10/12/50	90,000	88,867,143
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%		04/14/50	32,600	32,828,784
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3	3.203%		09/15/50	43,825	43,153,198
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class B, 144A	2.778	%(cc)	11/10/31	40,376	38,572,210
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class C, 144A	2.778	%(cc)	11/10/31	15,000	14,099,548
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A4	3.762%		02/10/49	24,141	24,896,072
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	3,000	2,940,003
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	7,386	7,375,558
Commercial Mortgage Trust, Series 2013-LC6, Class XA, IO	1.454	%(cc)	01/10/46	43,234	2,435,280
Commercial Mortgage Trust, Series 2014-UBS3, Class A3	3.546%		06/10/47	12,500	12,789,212
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	10,300	10,451,812
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	48,200	49,978,860
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	14,000	14,139,152
Commercial Mortgage Trust, Series 2015-CR26, Class A4	3.630%		10/10/48	8,380	8,587,202
Commercial Mortgage Trust, Series 2015-CR27, Class A4	3.612%		10/10/48	48,000	48,971,962
Commercial Mortgage Trust, Series 2015-DC1, Class XA, IO	1.159	%(cc)	02/10/48	122,880	6,496,161
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	7,900	8,107,279
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	29,800	30,853,361
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	43,000	41,281,754
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	15,610	16,038,502
Commercial Mortgage Trust, Series 2017-COR2, Class A2	3.239%		09/10/50	116,925	115,455,802
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	50,425	51,688,706
Credit Suisse Commercial Mortgage Trust, Series 2016-NXSR, Class A4	3.795	%(cc)	12/15/49	17,945	18,445,271
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XB, IO	0.250%		08/15/48	86,961	1,321,364
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A4	3.210%		11/15/49	6,500	6,439,677
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	57,450	54,652,311
DBJPM Mortgage Trust, Series 2017-C6, Class A4	3.071%		06/10/50	61,475	60,085,462
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808	%(cc)	12/10/36	23,405	22,609,237
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808	%(cc)	12/10/36	22,177	20,384,903

Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(cc)	09/10/35	30,650	30,076,523
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829	%(cc)	01/25/25	11,400	11,173,251
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	0.956	%(cc)	01/25/20	245,703	3,880,388
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.219	%(cc)	04/25/20	17,040	322,333
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.533	%(cc)	06/25/20	144,478	4,273,191
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	1.298	%(cc)	08/25/20	3,128	85,620
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	1.182	%(cc)	04/25/21	12,119	388,550
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.593	%(cc)	07/25/21	1,367	63,261
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.674	%(cc)	03/25/22	126,488	7,258,597
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.425	%(cc)	05/25/22	46,445	2,319,436
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.464	%(cc)	06/25/22	214,425	11,257,322
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.860	%(cc)	09/25/22	111,705	3,618,272
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.868	%(cc)	10/25/22	29,396	984,098
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class X1, IO	1.014	%(cc)	11/25/22	175,644	6,890,719
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.797	%(cc)	01/25/23	260,783	8,324,803
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class X1, IO	0.110	%(cc)	05/25/23	246,285	1,396,093
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.175	%(cc)	03/25/24	156,532	9,154,475
FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class X1, IO	0.546	%(cc)	12/25/24	76,282	2,460,058
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.752	%(cc)	01/25/25	443,733	19,023,233
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.672	%(cc)	11/25/25	310,316	13,134,193
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	0.892	%(cc)	12/25/25	138,979	8,241,854
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.367	%(cc)	03/25/26	92,831	8,380,239
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class XAM, IO	0.815	%(cc)	08/25/26	59,334	3,715,056
FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class X1, IO	0.369	%(cc)	09/25/27	565,453	18,169,540
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	1.480	%(cc)	02/25/18	1,675	17
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	2.025	%(cc)	05/25/18	8,180	29,489
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.732	%(cc)	05/25/19	29,039	474,846
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.682	%(cc)	07/25/19	45,057	759,034
FHLMC Multifamily Structured Pass-Through Certificates, Series K718, Class X1, IO	0.642	%(cc)	01/25/22	288,891	6,279,335
FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class X1, IO	0.883	%(cc)	04/25/24	155,944	7,168,025

FHLMC Multifamily Structured Pass-Through Certificates, Series KAIV, Class X1, IO	1.295	%(cc)	06/25/21	1,945	63,767
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.300	%(cc)	02/25/32	29,784	4,624,409
FHLMC Multifamily Structured Pass-Through Certificates, Series Q002, Class XA, IO	1.193	%(cc)	07/25/33	38,389	3,112,307
Freddie Mac Mortgage Trust, Series 2013-K27, Class X2A, IO, 144A	0.100%		01/25/46	1,301,640	5,134,709
Freddie Mac Mortgage Trust, Series 2013-K32, Class X2A, IO, 144A	0.100%		10/25/46	1,180,812	4,845,107
GS Mortgage Securities Corp. II, Series 2017-GS8, Class A3	3.205%		11/10/50	100,000	98,770,070
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	11,400	11,302,415
GS Mortgage Securities Trust, Series 2013-GC16, Class XA, IO	1.397	%(cc)	11/10/46	34,908	1,391,399
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(cc)	06/10/47	37,110	760,020
GS Mortgage Securities Trust, Series 2015-GC32, Class XB, IO	0.010	%(cc)	07/10/48	60,188	36,360
GS Mortgage Securities Trust, Series 2017-GS5, Class A3	3.409%		03/10/50	46,400	46,649,753
GS Mortgage Securities Trust, Series 2017-GS6, Class A2	3.164%		05/10/50	70,600	69,555,325
GS Mortgage Securities Trust, Series 2017-GS7, Class A3	3.167%		08/10/50	114,260	112,352,212
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195	%(cc)	03/05/23	525,000	5,947,200
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478%		06/15/34	23,725	23,894,136
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A2	2.879%		02/15/47	3,500	3,511,743
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	9,800	9,975,543
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class XA, IO	0.823	%(cc)	09/15/47	75,737	2,235,954
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,040	8,088,733
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	7,800	7,890,407
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A3	3.231%		01/15/48	11,650	11,648,668
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	35,300	35,201,531
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, IO	0.924	%(cc)	05/15/48	51,507	1,748,358
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A4	3.195%		09/15/50	70,600	69,702,921
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A2	2.882%		12/15/49	53,000	51,184,315
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414%		03/15/50	36,250	36,428,216
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A4	3.147%		10/15/50	90,000	88,473,276
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A1A	5.998%		02/12/51	5,809	5,798,455
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,041	1,045,554
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	4,000	3,954,331
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	6,829	6,841,034
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	3,000	3,036,313

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A1	3.472%		07/15/47	5,042	5,090,305
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%		08/15/49	40,000	37,871,700
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A4, 144A	3.390%		03/10/50	8,500	8,382,128
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.478	%(cc)	08/15/45	44,426	2,316,938
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	7,974	7,858,409
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	3,092	3,077,288
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	5,900	5,853,991
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	8,425	8,570,084
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class XA, IO	0.808	%(cc)	05/15/48	166,807	7,543,562
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%		10/15/48	37,300	38,291,509
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5	2.860%		09/15/49	37,200	35,857,151
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	42,000	40,465,333
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3	3.276%		11/15/52	20,000	19,847,406
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A, 1 Month LIBOR + 1.750%	3.310	%(c)	08/14/31	4,772	4,790,245
Morgan Stanley Capital I Trust, Series 2017-H1, Class A4	3.259%		06/15/50	56,175	55,761,749
Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945	%(cc)	05/10/39	21,000	21,096,363
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36	28,675	27,788,495
UBS Commercial Mortgage Trust, Series 2017-C2, Class A3	3.225%		08/15/50	98,815	97,532,292
UBS Commercial Mortgage Trust, Series 2017-C3, Class A3	3.167%		08/15/50	78,800	77,314,604
UBS Commercial Mortgage Trust, Series 2017-C5, Class A4	3.212%		11/15/50	32,275	31,733,442
UBS Commercial Mortgage Trust, Series 2017-C6, Class A4	3.320%		12/15/50	50,000	49,605,230
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	8,847	8,808,248
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	0.979	%(cc)	03/10/46	14,460	581,623
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XB, IO, 144A	0.432	%(cc)	03/10/46	96,528	2,117,448
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3FL, 144A, 1 Month LIBOR + 0.790%	2.344	%(c)	04/10/46	21,200	21,527,551
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM	6.012	%(cc)	02/15/51	4,721	4,840,961
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A, 1 Month LIBOR + 1.050%	2.606	%(c)	07/15/46	27,500	27,889,403
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	5,910	6,011,091
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	6,160	6,014,684
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.356	%(cc)	05/15/48	24,936	805,576

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	13,700	13,934,675
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class XB, IO	0.940	%(cc)	06/15/49	36,018	2,526,713
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48	60,000	57,180,240
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class XB, IO	0.939	%(cc)	07/15/48	55,952	3,909,321
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A3	2.807%		11/15/59	53,000	50,849,737
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	37,500	35,675,925
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%		07/15/50	80,000	78,702,112
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A4	3.157%		09/15/50	115,000	113,095,772
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317%		10/15/50	45,680	45,404,833

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,811,636,943)					3,721,332,087

CORPORATE BONDS — 38.5%
Aerospace/Defense — 0.2%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25	2,700	2,799,900
Harris Corp., Sr. Unsec’d. Notes	3.832%		04/27/25	2,700	2,751,515
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%		01/15/23	8,620	8,667,838
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26	9,880	10,080,778
Raytheon Co., Sr. Unsec’d. Notes	3.150%		12/15/24	3,390	3,400,157
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.200%		03/15/24	25,000	24,812,096
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500%		03/15/27	13,250	13,143,833
Rockwell Collins, Inc., Sr. Unsec’d. Notes	4.350%		04/15/47	3,980	4,206,453
Spirit AeroSystems, Inc., Gtd. Notes	3.850%		06/15/26	6,000	5,974,142

					75,836,712

Agriculture — 0.4%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	6,925	6,888,102
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes(a)	3.750%		09/15/47	8,120	7,879,026
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.297%		08/14/20	18,200	17,983,211
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%		08/15/24	13,775	13,563,535
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.557%		08/15/27	25,000	24,438,486
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	9,975	9,974,269
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.000%		06/12/22	7,255	7,493,746
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%		06/12/25	21,668	22,696,038
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%		06/23/19	305	327,563
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%		02/01/25	8,000	8,300,000

					119,543,976

Airlines — 0.5%
American Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.000%		01/15/27	6,035	6,192,522
American Airlines Pass-Through Trust, Series 2013-2, Class A, Pass-Through Certificates	4.950%		07/15/24	7,237	7,608,351
American Airlines Pass-Through Trust, Series 2014-1, Class A, Pass-Through Certificates	3.700%		04/01/28	2,575	2,597,705
American Airlines Pass-Through Trust, Series 2015-1, Class A, Pass-Through Certificates	3.375%		11/01/28	10,386	10,372,721

American Airlines Pass-Through Trust, Series 2015-2, Class AA, Pass-Through Certificates	3.600%	03/22/29		11,635	11,725,283
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates	6.703%	12/15/22		1	692
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%	10/19/23		359	389,632
Continental Airlines, Inc., Pass-Through Trust, Series 2010-1, Class A, Pass-Through Certificates	4.750%	07/12/22		260	271,272
Continental Airlines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.150%	10/11/25		2,297	2,390,553
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates(a)	4.000%	04/29/26		777	805,489
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22		32,690	32,943,218
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%	02/10/24		1,373	1,540,014
Delta Air Lines, Inc., Pass-Through Trust, Series 2009-1, Class A, Pass-Through Certificates	7.750%	06/17/21		484	520,654
Delta Air Lines, Inc., Pass-Through Trust, Series 2010-2, Class A, Pass-Through Certificates	4.950%	11/23/20		523	535,249
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%	10/15/20		481	494,349
Delta Air Lines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.750%	11/07/21		964	996,466
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%	11/05/20		9,310	9,292,925
Southwest Airlines Co., Sr. Unsec’d. Notes(a)	3.450%	11/16/27		13,170	13,017,124
United Air PTT, Series 2018-1, Class AA, 1st Lien	3.500%	03/01/30		12,320	12,320,000
United Airlines Pass-Through Trust, Series 2015-1, Class AA, Pass-Through Certificates	3.450%	06/01/29		10,313	10,324,836
United Airlines Pass-Through Trust, Series 2016-2, Class AA, Pass-Through Certificates	2.875%	04/07/30		16,530	15,876,734
US Airways Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.625%	12/03/26		1,775	1,865,864

					142,081,653

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%	06/15/24	EUR	7,175	9,621,274

Auto Manufacturers — 0.9%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20		20,605	20,423,756
Ford Holdings LLC, Gtd. Notes	9.375%	03/01/20		3,300	3,719,360
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%	01/15/43		13,495	13,291,075
Ford Motor Co., Sr. Unsec’d. Notes	6.375%	02/01/29		2,595	3,016,270
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28		6,834	8,164,638
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%	03/27/20		16,095	15,964,197
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.096%	05/04/23		12,090	11,790,265
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%	01/09/22		12,975	12,912,257
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	3.336%	03/18/21		6,900	6,922,626
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.810%	01/09/24		5,000	5,028,585
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25		3,145	3,177,042
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%	05/15/18		600	604,910
General Motors Co., Sr. Unsec’d. Notes	4.000%	04/01/25		5,560	5,587,385
General Motors Co., Sr. Unsec’d. Notes(a)	4.875%	10/02/23		3,725	3,957,332
General Motors Co., Sr. Unsec’d. Notes	5.150%	04/01/38		10,815	11,328,429
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43		3,990	4,710,179
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36		4,470	5,418,072
General Motors Financial Co., Inc., Gtd. Notes	3.150%	01/15/20		7,490	7,544,268
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22		27,425	27,520,430

General Motors Financial Co., Inc., Gtd. Notes	3.700%		05/09/23		21,265	21,396,855
General Motors Financial Co., Inc., Gtd. Notes	3.850%		01/05/28		36,870	35,942,695
General Motors Financial Co., Inc., Gtd. Notes	4.000%		10/06/26		7,785	7,748,207
General Motors Financial Co., Inc., Gtd. Notes(a)	4.350%		01/17/27		23,775	24,187,085
General Motors Financial Co., Inc., Gtd. Notes	5.250%		03/01/26		2,450	2,638,757
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150%		02/26/20		12,370	12,215,630
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.125%		12/15/18		6,221	6,267,969
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.250%		11/15/19		2,165	2,197,475

						283,675,749

Auto Parts & Equipment — 0.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%		08/15/24	EUR	9,692	12,398,381
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%		05/31/26		8,450	8,555,625
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.125%		11/15/23		4,225	4,330,625
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A	3.250%		09/15/23	EUR	16,175	20,959,020
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%, 144A	3.750%		09/15/26	EUR	15,485	20,715,494
Lear Corp., Sr. Unsec’d. Notes	5.250%		01/15/25		2,100	2,228,157
Lear Corp., Sr. Unsec’d. Notes	5.375%		03/15/24		11,650	12,312,717
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/15/24		4,285	4,359,672
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	4.150%		10/01/25		3,900	4,066,489
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.500%		04/29/22		681	701,430

						90,627,610

Banks — 9.2%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625%		01/21/20		30,400	29,901,957
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23		2,532	2,652,270
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.125%		02/23/23		4,800	4,722,547
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%		04/11/22		10,600	10,698,006
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes	0.500%		05/12/21	ZAR	25,000	1,624,098
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes	0.500%		06/22/21	ZAR	84,000	5,532,921
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	1.750%		10/05/20		3,600	3,528,000
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	2.375%		02/01/22		37,346	36,912,600
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500%		03/29/21		1,500	1,396,874
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500%		06/07/22	ZAR	329,000	19,535,261
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	1.125%		05/25/18		35,000	34,927,620
Bank of America Corp., Jr. Sub. Notes	5.125%		12/31/49		2,225	2,252,813
Bank of America Corp., Jr. Sub. Notes	6.300%		12/31/49		49,750	55,720,000
Bank of America Corp., Jr. Sub. Notes	8.125%		12/31/49		5,000	5,095,100
Bank of America Corp., Jr. Sub. Notes, Series K, 3 Month LIBOR + 3.630%	5.397	%(c)	12/31/49		625	633,394
Bank of America Corp., Sr. Unsec’d. Notes	3.366%		01/23/26		36,535	36,457,086
Bank of America Corp., Sr. Unsec’d. Notes, 144A	3.004%		12/20/23		3,493	3,457,377
Bank of America Corp., Sr. Unsec’d. Notes, 144A(a)	3.419%		12/20/28		30,155	29,645,192
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.625%		04/19/21		3,560	3,540,907

Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	13,235	13,317,271
Bank of America Corp., Sr. Unsec’d. Notes, GMTN(a)	3.593%	07/21/28	79,940	80,150,208
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%	10/21/27	12,862	12,564,939
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%	04/01/24	3,125	3,245,942
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	15,785	16,513,774
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48	1,370	1,493,783
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%	05/01/18	2,000	2,018,669
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25	19,960	20,312,047
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	31,900	32,635,028
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	18,410	19,096,305
Bank of America Corp., Sub. Notes, MTN(a)	4.450%	03/03/26	32,645	34,251,898
Bank of America NA, Sr. Unsec’d. Notes	2.050%	12/07/18	2,000	1,998,689
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN	1.250%	03/14/19	2,500	2,474,883
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN	1.750%	03/06/20	18,000	17,786,880
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	12/31/49	17,715	17,759,287
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.200%	08/16/23	13,940	13,343,245
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950%	01/29/23	4,360	4,344,958
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.000%	02/24/25	11,680	11,511,975
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.250%	09/11/24	3,550	3,560,562
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.250%	01/12/21	7,920	7,945,692
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%	03/16/25	32,165	31,711,892
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.684%	01/10/23	6,710	6,761,835
Barclays PLC (United Kingdom), Sub. Notes	5.200%	05/12/26	13,010	13,737,337
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%	01/15/20	12,210	12,192,641
BBVA Bancomer SA (Mexico), Sub. Notes	6.500%	03/10/21	2,400	2,586,000
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	3.375%	01/09/25	25,885	25,588,621
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN(a)	2.950%	05/23/22	13,075	13,000,906
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN(a)	3.500%	11/16/27	30,000	29,466,506
BNP Paribas SA (France), Sub. Notes, 144A, MTN	4.375%	05/12/26	8,755	9,010,618
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC (France), Gtd. Notes, MTN	3.250%	03/03/23	9,010	9,076,514
BPCE SA (France), Gtd. Notes, 144A, MTN(a)	3.000%	05/22/22	4,005	3,964,049
BPCE SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.250%	01/11/28	20,350	19,723,424
BPCE SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.500%	10/23/27	4,330	4,192,445
BPCE SA (France), Sub. Notes, 144A, MTN(a)	4.500%	03/15/25	4,015	4,134,461
BPCE SA (France), Sub. Notes, 144A, MTN	5.700%	10/22/23	3,726	4,081,848
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%	04/01/21	9,550	9,589,028
Capital One NA, Sr. Unsec’d. Notes	2.950%	07/23/21	8,385	8,359,196
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800%	01/17/23	1,800	2,048,728
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/31/49	51,035	53,267,781
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	12/31/49	6,590	6,985,400
Citigroup, Inc., Jr. Sub. Notes	6.250%	12/31/49	9,660	10,505,250
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%	04/25/22	3,065	3,023,521
Citigroup, Inc., Sr. Unsec’d. Notes	2.876%	07/24/23	13,310	13,100,505
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%	10/21/26	45,690	44,569,378
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%	05/01/26	20,000	19,766,236
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.520%	10/27/28	27,530	27,231,126
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%	07/24/28	12,612	12,633,771
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	21,150	21,405,389
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	2,400	3,795,673

Citigroup, Inc., Sub. Notes	4.300%		11/20/26	1,175	1,210,238
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	22,755	23,646,858
Citigroup, Inc., Sub. Notes(a)	4.450%		09/29/27	36,150	37,698,036
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	13,030	14,126,216
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	5,760	5,763,215
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.500%		03/14/19	5,770	5,773,577
Credit Agricole SA (France), Jr. Sub. Notes	7.875%		12/31/49	1,000	1,135,652
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	1.700%		04/27/18	19,535	19,530,898
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	6,450	6,556,246
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869%		01/12/29	12,275	12,199,093
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%		12/10/20	1,930	1,940,236
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25	3,590	3,585,819
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	23,170	23,645,092
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550%		04/17/26	4,315	4,544,582
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	18,380	18,378,801
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.150%		01/22/21	12,410	12,390,059
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	2,160	2,169,526
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 3 Month LIBOR + 0.240%, GMTN	2.000	%(c)	01/28/20	500	497,850
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, GMTN	2.125%		01/30/19	1,150	1,144,916
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125%		09/01/22	600	581,390
Development Bank of Japan, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.000%		10/19/21	3,440	3,327,856
Development Bank of Japan, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.235%		04/28/22	1,000	973,431
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	28,817	28,463,002
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	2.250%		02/18/20	6,005	5,972,273
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21	29,500	28,581,930
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%		02/18/20	5,750	5,718,664
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.500%		01/25/21	2,500	2,487,327
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%		01/30/19	7,654	7,651,620
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	3,575	3,575,025
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	6,775	6,535,030
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	9,280	9,613,963
Discover Bank, Sr. Unsec’d. Notes(a)	4.250%		03/13/26	675	691,422
Discover Bank, Sub. Notes	7.000%		04/15/20	6,980	7,558,171
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	7,900	7,896,806
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	1,105	1,103,574
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.000%		12/31/49	5,000	4,903,100
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300%		12/31/49	40,010	41,660,412
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%		12/31/49	17,210	17,769,325
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.272%		09/29/25	22,430	21,978,633
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	19,430	19,402,154
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	28,890	28,476,619
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	810	823,898
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	8,495	8,574,649

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.814%	04/23/29	24,250	24,338,071
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	46,810	47,281,017
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.017%	10/31/38	23,770	23,938,751
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	16,755	18,368,712
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%	04/01/18	875	880,976
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	2,305	3,050,422
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	7.500%	02/15/19	5,300	5,575,673
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	2.905%	07/24/23	45,270	44,396,306
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	5,040	5,146,583
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	4,505	4,648,259
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%	07/08/44	5,220	5,881,590
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%	06/15/20	4,520	4,850,486
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	5.150%	05/22/45	12,425	14,173,108
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	7,405	9,768,566
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.041%	03/13/28	4,775	4,892,096
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.300%	03/08/26	11,980	12,553,419
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.875%	01/14/22	450	479,095
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%	04/05/21	230	245,336
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	03/14/24	7,185	7,399,128
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.375%	11/23/26	4,695	4,834,885
Intesa Sanpaolo Spa (Italy), Sr. Unsec’d. Notes, 144A	3.875%	07/14/27	13,835	13,575,827
JPMorgan Chase & Co., Jr. Sub. Notes	4.625%	12/31/49	30,100	29,257,200
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	12/31/49	21,720	22,377,030
JPMorgan Chase & Co., Jr. Sub. Notes	6.750%	12/31/49	29,650	33,133,875
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	12/31/49	5,885	5,965,919
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250%	01/23/20	22,900	22,774,075
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%	10/29/20	15,084	15,034,868
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%	03/01/21	2,567	2,552,665
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	19,630	18,852,587
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	20,770	20,566,377
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	01/25/23	8,265	8,316,591
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	17,100	16,741,077
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	8,770	8,855,179
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.300%	04/01/26	30,910	30,533,380
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	69,405	69,051,729
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%	07/24/38	25,230	25,457,077
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.964%	11/15/48	9,330	9,426,706
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%	07/24/48	3,200	3,258,840
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	5,160	5,376,386
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.260%	02/22/48	19,366	20,458,875
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	2,240	2,353,707
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	3,350	3,549,242
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.625%	05/10/21	1,915	2,024,083
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%	07/15/41	830	1,049,092
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	2,775	2,791,521
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	18,900	19,345,602
KeyBank NA, Sr. Unsec’d. Notes	1.650%	02/01/18	3,350	3,350,000
KeyBank NA, Sr. Unsec’d. Notes	2.250%	03/16/20	13,730	13,624,862
KeyBank NA, Sr. Unsec’d. Notes	2.500%	12/15/19	5,750	5,735,447
KeyCorp, Sr. Unsec’d. Notes, MTN(a)	5.100%	03/24/21	560	598,862
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.000%	03/17/19	2,000	2,004,630

Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%	01/13/20	6,330	6,702,991
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%	01/11/27	7,875	7,846,329
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%	02/06/25	18,295	17,870,169
Manufacturers & Traders Trust Co., Sub. Notes(a)	3.400%	08/17/27	8,400	8,339,966
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%	03/21/18	2,700	2,700,435
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170%	09/11/27	10,000	9,598,578
Morgan Stanley, Jr. Sub. Notes	5.450%	12/31/49	52,385	53,694,625
Morgan Stanley, Jr. Sub. Notes, Series J(a)	5.550%	12/31/49	4,810	4,972,338
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	21,730	23,287,378
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	2,920	3,156,829
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	3.700%	10/23/24	5,000	5,078,958
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	15,905	16,274,448
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%	01/24/29	18,565	18,690,906
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	17,100	17,472,291
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	5,485	5,929,480
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%	04/01/18	3,200	3,224,704
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.625%	11/17/21	31,590	31,137,407
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%	05/19/22	2,600	2,560,970
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	29,095	28,121,484
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	31,620	32,212,496
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.300%	01/27/45	7,500	7,966,380
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	2,530	2,650,944
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	2,360	3,204,316
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	15,545	16,080,395
Morgan Stanley, Sub. Notes, MTN	3.950%	04/23/27	16,340	16,452,363
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250%	02/10/20	16,675	16,522,149
Nederlandse Waterschapsbank NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	2.250%	03/02/22	12,800	12,588,800
People’s United Bank NA, Sub. Notes	4.000%	07/15/24	1,750	1,753,408
PNC Bank NA, Sr. Unsec’d. Notes(a)	2.625%	02/17/22	14,615	14,476,671
PNC Bank NA, Sr. Unsec’d. Notes	2.950%	02/23/25	11,870	11,621,786
PNC Bank NA, Sr. Unsec’d. Notes, MTN	3.250%	06/01/25	975	971,140
PNC Bank NA, Sub. Notes	2.950%	01/30/23	10,835	10,713,423
PNC Bank NA, Sub. Notes	4.200%	11/01/25	1,450	1,529,513
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	11/09/22	1,600	1,582,522
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%	04/29/24	2,715	2,800,247
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%	09/12/23	26,670	26,920,229
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	10/16/20	8,520	8,499,313
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373%	01/05/24	38,105	37,815,402
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571%	01/10/23	15,400	15,448,892
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375%	03/16/20	21,490	21,380,345
State Street Corp., Jr. Sub. Notes	5.250%	12/31/49	13,075	13,630,687
State Street Corp., Jr. Sub. Notes	4.956%	03/15/18	1,375	1,380,179
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19	1,225	1,227,060
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/16/20	10,750	10,711,473
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%	01/18/23	5,125	5,070,202
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, GMTN	2.250%	07/11/19	2,560	2,550,676
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	2.442%	10/19/21	9,390	9,199,401
SunTrust Bank, Sr. Unsec’d. Notes	2.750%	05/01/23	3,675	3,592,585
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500%	05/01/19	7,830	7,841,515

UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859%	08/15/23	16,355	16,001,096
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	17,751	18,339,470
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	04/15/26	8,634	8,890,326
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A(a)	4.253%	03/23/28	35,385	36,635,572
US Bancorp, Jr. Sub. Notes	5.300%	12/31/49	10,605	11,373,863
US Bancorp, Sub. Notes, MTN	3.600%	09/11/24	12,170	12,422,508
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%	03/04/21	6,960	6,898,507
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	3.000%	02/19/25	8,280	8,119,002

				2,874,758,253

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	25,475	28,114,932
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	6,785	7,667,112
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	1,880	2,894,169
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39	450	700,905
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes	4.750%	10/01/18	4,300	4,344,608
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	1,275	1,288,227

				45,009,953

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	3.200%	11/02/27	28,810	28,062,706
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	15,660	16,485,068
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	20,930	22,779,057
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	7,529	7,574,517
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27	27,975	27,354,337
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	7,010	7,116,418
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	10,471	10,796,290
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	5,160	5,821,150

				125,989,543

Building Materials — 0.3%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750%	04/16/26	3,000	3,397,500
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	23,420	24,236,845
Griffon Corp., Gtd. Notes	5.250%	03/01/22	6,400	6,512,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	2,300	2,393,914
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,625	1,685,579
Owens Corning, Gtd. Notes(a)	4.300%	07/15/47	15,000	14,518,438
Owens Corning, Gtd. Notes	4.400%	01/30/48	6,550	6,468,489
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	24,350	25,202,250
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24	4,000	4,300,000

				88,715,015

Chemicals — 0.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	1,900	1,915,124
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	3,370	3,644,379
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	7,554	8,552,170
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	1,730	2,147,233
Ashland LLC, Gtd. Notes	6.875%	05/15/43	10,850	12,016,375
CF Industries, Inc., Gtd. Notes(a)	4.950%	06/01/43	3,565	3,324,363
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	6,640	6,490,600
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	92	100,050
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400%	12/01/21	22,000	22,202,871

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500%		07/19/22	4,400	4,328,201
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%		11/15/22	3,675	3,662,814
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	5,320	5,536,882
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	1,549	1,610,929
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%		10/01/44	2,160	2,344,078
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%		11/15/41	5,310	6,079,521
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	330	555,655
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%		01/15/20	10,010	10,036,356
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%		03/15/25	9,781	10,059,500
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%		10/15/44	3,460	3,737,569
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd. (Russia), Sr. Unsec’d. Notes, 144A	3.800%		04/12/20	8,550	8,524,350
LYB International Finance BV, Gtd. Notes(a)	4.000%		07/15/23	3,000	3,100,035
LYB International Finance BV, Gtd. Notes	4.875%		03/15/44	6,540	7,190,000
LYB International Finance II BV, Gtd. Notes	3.500%		03/02/27	11,605	11,480,694
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	18,635	19,383,250
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	1,575	1,611,030
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%		04/15/24	1,000	1,125,560
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	9,954	10,954,287
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	1,040	1,138,412
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625%		11/15/43	3,455	3,751,520
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.000%		05/01/25	4,040	4,080,400
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%		08/01/25	1,240	1,235,829
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%		06/01/27	8,035	7,935,707
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	850	1,036,049
Westlake Chemical Corp., Gtd. Notes	4.875%		05/15/23	5,705	5,869,019

					196,760,812

Commercial Services — 0.6%
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647%		05/01/48	7,250	7,396,909
California Institute of Technology, Sr. Unsec’d. Notes	4.700%		11/01/11	1,130	1,167,776
Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	2.293%		04/23/21	3,500	3,426,017
Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%, EMTN	2.424	%(c)	09/14/21	1,000	1,010,470
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN	6.850%		07/02/37	2,000	2,499,424
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%		01/12/20	5,125	5,097,059
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%		11/01/23	27,400	26,377,965
ERAC USA Finance LLC, Gtd. Notes, 144A(a)	3.300%		12/01/26	19,130	18,634,705
ERAC USA Finance LLC, Gtd. Notes, 144A(a)	3.800%		11/01/25	17,535	17,761,869
ERAC USA Finance LLC, Gtd. Notes, 144A	4.500%		02/15/45	3,720	3,774,353
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%		06/01/34	810	1,013,811
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%		10/15/37	4,090	5,393,164
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%		07/01/16	5,800	5,535,460
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%		07/01/14	3,000	3,354,310
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%		07/01/11	942	1,255,567
President & Fellows of Harvard College, Unsec’d. Notes	3.150%		07/15/46	9,930	9,385,524
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	1.375%		10/11/19	21,000	20,617,275
United Rentals North America, Inc., Gtd. Notes	4.875%		01/15/28	13,740	13,722,825
United Rentals North America, Inc., Gtd. Notes(a)	5.500%		07/15/25	2,375	2,505,625
United Rentals North America, Inc., Gtd. Notes(a)	5.500%		05/15/27	4,860	5,103,000
United Rentals North America, Inc., Gtd. Notes(a)	5.875%		09/15/26	9,575	10,257,219

University of Southern California, Unsec’d. Notes	3.841%		10/01/47		9,375	9,701,577

						174,991,904

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/06/21		400	402,769
Apple, Inc., Sr. Unsec’d. Notes(a)	3.000%		02/09/24		46,700	46,540,599
Apple, Inc., Sr. Unsec’d. Notes	3.200%		05/13/25		4,170	4,172,560
Apple, Inc., Sr. Unsec’d. Notes	3.250%		02/23/26		11,565	11,548,718
Apple, Inc., Sr. Unsec’d. Notes	3.750%		11/13/47		48,610	48,282,441
Apple, Inc., Sr. Unsec’d. Notes	4.650%		02/23/46		2,025	2,302,930
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%		06/15/21		11,040	11,454,000
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19		9,135	9,215,753
DXC Technology Co., Sr. Unsec’d. Notes	2.875%		03/27/20		12,400	12,403,943
EMC Corp., Sr. Unsec’d. Notes	2.650%		06/01/20		9,650	9,519,139
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18		6,395	6,424,200
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100%		10/04/19		18,315	18,109,959
NCR Corp., Gtd. Notes	6.375%		12/15/23		3,675	3,858,750
Western Digital Corp., Gtd. Notes	10.500%		04/01/24		3,500	4,091,500

						188,327,261

Diversified Financial Services — 1.3%
ALEX Alpha LLC, U.S. Gov’t. Gtd. Notes	1.617%		08/15/24		2,935	2,827,127
Ally Financial, Inc., Gtd. Notes	8.000%		03/15/20		2,892	3,153,726
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%		05/26/20		26,300	26,157,705
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	3.300%		05/03/27		16,070	15,906,264
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%		09/15/24	GBP	5,700	8,255,005
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950%		02/28/22		5,832	5,720,769
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19		4,075	4,060,476
CDP Financial, Inc. (Canada), Gtd. Notes	3.150%		07/24/24		8,472	8,542,479
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150%		07/24/24		24,485	24,688,693
CDP Financial, Inc. (Canada), Gtd. Notes, 144A(a)	4.400%		11/25/19		20,775	21,478,097
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450%		02/13/26		8,855	8,914,786
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750%		11/02/27		29,450	28,655,607
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25		11,835	11,777,588
Discover Financial Services, Sr. Unsec’d. Notes	4.100%		02/09/27		17,425	17,462,805
Eole Finance SPC (France), Gov’t. Gtd. Notes	2.341%		02/24/24		26,507	25,894,935
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%		11/15/20		11,273	11,116,566
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35		12,587	12,945,184
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/34		1,585	1,565,444
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18		1,900	1,952,036
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		700	731,216
Intrum Justitia AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%		07/15/24	EUR	12,950	15,850,566
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		1,425	1,661,051
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		05/02/18		745	31,439
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18		5,400	5,508,000
Navient Solutions LLC, Sr. Unsec’d. Notes	2.384	%(s)	10/03/22		3,279	2,870,816
Ontario Teachers’ Finance Trust (Canada), Gtd. Notes Notes, 144A	2.125%		09/19/22		21,000	20,347,563
Penta Aircraft Leasing 2013 LLC, U.S. Gov’t. Gtd. Notes	1.691%		04/29/25		3,284	3,148,664
Postal Square LP, U.S. Gov’t. Gtd. Notes	6.500%		06/15/22		6,440	7,027,463
Postal Square LP, U.S. Gov’t. Gtd. Notes	8.950%		06/15/22		11,570	13,288,422
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390%		12/02/24		3,000	3,765,237

Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.720%	2.395	%(c)	07/03/33		83	80,621
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	1.875%		07/15/18		24,000	24,014,784
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes(a)	2.250%		03/15/20		9,370	9,343,230
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%		07/15/24		185	180,844
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%		06/15/25		3,595	3,697,008
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.550%		01/15/24		2,700	2,806,307
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	4.300%		12/15/21		3,242	3,448,807
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19		10,665	10,688,143
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		16,094	16,066,504
Worldpay Finance PLC (United Kingdom), Gtd. Notes	3.750%		11/15/22	EUR	4,000	5,438,518

						391,070,495

Electric — 2.8%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	3.100%		12/01/26		1,300	1,275,260
AEP Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	3.750%		12/01/47		5,595	5,589,897
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25		25,000	26,000,000
Alabama Power Co., Sr. Unsec’d. Notes	3.700%		12/01/47		18,040	17,788,212
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%		12/15/22		1,600	1,599,955
Appalachian Power Co., Sr. Unsec’d. Notes	3.400%		06/01/25		15,645	15,702,603
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23		792	782,100
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25		13,675	12,957,063
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500%		04/01/28		4,415	4,331,959
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A(a)	4.750%		02/23/27		12,825	13,248,225
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24		2,450	2,563,313
Commonwealth Edison Co., First Mortgage Bonds	3.700%		03/01/45		2,665	2,648,629
Commonwealth Edison Co., First Mortgage Bonds	4.350%		11/15/45		2,780	3,055,144
Commonwealth Edison Co., First Mortgage Bonds	6.450%		01/15/38		690	943,395
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.850%		06/15/46		7,580	7,689,324
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%		12/01/56		2,920	3,113,404
Dominion Energy, Inc., Jr. Sub. Notes	2.579%		07/01/20		20,000	19,850,893
Dominion Energy, Inc., Jr. Sub. Notes	2.962	%(cc)	07/01/19		4,305	4,325,789
Dominion Energy, Inc., Jr. Sub. Notes	4.104	%(cc)	04/01/21		33,540	34,543,245
Dominion Energy, Inc., Sr. Unsec’d. Notes(a)	2.850%		08/15/26		5,685	5,394,062
Dominion Energy, Inc., Sr. Unsec’d. Notes	3.900%		10/01/25		3,855	3,954,979
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19		2,875	3,033,125
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21		13,975	15,530,837
DTE Energy Co., Sr. Unsec’d. Notes	2.850%		10/01/26		47,340	44,736,951
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%		12/15/41		6,000	6,475,921
Duke Energy Carolinas LLC, First Ref. Mortgage	2.500%		03/15/23		11,945	11,707,701
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%		06/01/45		3,045	3,056,886
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%		09/30/42		1,025	1,069,036
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%		09/01/26		12,725	11,850,868
Duke Energy Progress LLC, First Mortgage Bonds	4.100%		03/15/43		2,410	2,552,483
Dynegy, Inc., Gtd. Notes(a)	7.375%		11/01/22		16,165	17,076,706
Dynegy, Inc., Gtd. Notes(a)	7.625%		11/01/24		20,075	21,689,030
Dynegy, Inc., Gtd. Notes, 144A(a)	8.000%		01/15/25		16,804	18,232,340
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35		750	895,762
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350%		10/13/20		28,225	28,006,120
Emera US Finance LP (Canada), Gtd. Notes	3.550%		06/15/26		4,160	4,065,059
Emera US Finance LP (Canada), Gtd. Notes	4.750%		06/15/46		12,470	13,133,092
Enel Finance International NV (Italy), Gtd. Notes, 144A(a)	2.750%		04/06/23		5,570	5,411,533

Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%	05/25/22	15,160	14,952,410
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.500%	04/06/28	33,775	32,520,585
Enersis Americas SA (Chile), Sr. Unsec’d. Notes(a)	4.000%	10/25/26	3,620	3,644,399
Entergy Arkansas, Inc., First Mortgage Bonds	3.050%	06/01/23	1,200	1,196,935
Entergy Corp., Sr. Unsec’d. Notes	4.000%	07/15/22	37,970	39,274,019
Entergy Louisiana LLC, Sec’d. Notes	3.120%	09/01/27	12,955	12,690,166
Entergy Mississippi, Inc., First Mortgage Bonds	2.850%	06/01/28	3,010	2,851,960
Eversource Energy, Sr. Unsec’d. Notes	3.150%	01/15/25	5,370	5,299,400
Exelon Corp., Jr. Sub. Notes	3.497%	06/01/22	28,185	28,376,697
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	21,135	21,242,845
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	800	932,946
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	2,645	2,915,806
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	2,310	3,106,623
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	1,175	1,394,963
Florida Power & Light Co., First Mortgage Bonds	3.700%	12/01/47	10,130	10,201,366
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055%	10/04/26	41,385	39,140,852
Georgia Power Co., Sr. Unsec’d. Notes	4.750%	09/01/40	1,050	1,159,233
Gulf Power Co., Sr. Unsec’d. Notes	3.300%	05/30/27	9,415	9,272,289
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.050%	07/07/24	1,700	2,155,885
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.250%	04/15/26	20	26,165
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.250%	01/15/27	170	227,389
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.400%	01/15/22	1,466	1,742,528
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.625%	06/15/29	130	185,787
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.625%	06/15/29	2,300	3,313,435
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	9.375%	04/15/30	75	115,389
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	9.400%	02/01/21	50	59,044
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	9.400%	02/01/21	25	29,443
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	9.500%	11/15/30	400	623,482
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	15	18,222
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200%	03/15/23	475	475,414
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.250%	12/01/24	7,850	7,859,686
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes	4.750%	07/13/21	1,000	1,052,045
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21	2,125	2,235,596
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN	3.000%	09/19/22	2,000	1,974,896
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%	01/20/20	10,015	10,892,314
Majapahit Holding BV (Indonesia), Gtd. Notes	8.000%	08/07/19	4,195	4,512,981
Nevada Power Co., General Ref. Mortgage	5.375%	09/15/40	500	609,325
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.800%	12/01/77	12,235	12,250,294
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	600	621,750
NRG Energy, Inc., Gtd. Notes(a)	6.250%	05/01/24	13,375	13,981,957
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27	7,925	8,384,650
NRG Energy, Inc., Gtd. Notes(a)	7.250%	05/15/26	12,095	13,172,664
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950%	04/01/25	5,995	5,873,627
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800%	09/01/18	545	559,538
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	8,380	8,312,873
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.250%	03/15/46	6,900	6,999,416
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.300%	03/15/45	2,865	2,911,269
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.450%	04/15/42	1,800	1,865,356
Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 144A(a)	3.300%	12/01/27	22,650	21,719,813
PacifiCorp, First Mortgage Bonds	3.350%	07/01/25	9,960	10,047,267
PECO Energy Co., First Ref. Mortgage	4.800%	10/15/43	6,449	7,478,420
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22	4,000	3,992,980
PSEG Power LLC, Gtd. Notes(a)	3.000%	06/15/21	24,545	24,586,878
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42	1,990	1,975,303
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650%	11/15/22	22,110	21,590,845

Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41		2,550	2,765,552
Rochester Gas & Electric Corp., First Mortgage Bonds, 144A	3.100%	06/01/27		17,545	17,056,215
San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	06/01/47		1,665	1,692,660
San Diego Gas & Electric Co., First Mortgage Bonds	5.350%	05/15/40		9,512	11,607,107
South Carolina Electric & Gas Co., 1st Mortgage	4.500%	06/01/64		15,751	15,915,567
Southern California Edison Co., First Ref. Mortgage	2.400%	02/01/22		5,165	5,069,503
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41		725	807,055
Union Electric Co., Sr. Sec’d. Notes	2.950%	06/15/27		6,045	5,876,478

					891,278,458

Electronics — 0.1%
Fortive Corp., Sr. Unsec’d. Notes(a)	3.150%	06/15/26		4,515	4,442,683
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650%	02/21/20	EUR	10,800	13,581,995
Jabil, Inc., Sr. Unsec’d. Notes(a)	4.700%	09/15/22		2,900	3,031,254
Jabil, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20		4,700	5,006,440

					26,062,372

Engineering & Construction — 0.0%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A(a)	4.250%	10/27/27		2,775	2,651,049
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26		9,105	9,175,564

					11,826,613

Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875%	11/15/26		2,050	1,993,625
AMC Entertainment Holdings, Inc., Gtd. Notes	6.375%	11/15/24	GBP	27,900	39,788,102
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		24,089	24,390,112
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22		5,350	5,483,750
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250%	02/28/47	GBP	275	398,266
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.875%	02/28/47	GBP	2,550	3,690,063
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20		6,000	6,200,880
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375%	11/01/23		8,650	9,298,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000%	08/01/18		5,000	5,002,800
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26		3,400	3,179,000
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes(a)	5.625%	05/01/24		3,725	3,985,750
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22		7,125	7,810,781
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22		11,930	12,586,150
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125%	11/01/24	EUR	5,825	7,644,662

					131,452,691

Food — 0.9%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875%	05/01/29		17,470	21,148,417
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes	5.750%	03/15/25		3,275	2,922,938
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%	02/05/23		400	388,000
JBS Investments GmbH (Brazil), Gtd. Notes, 144A(a)	7.750%	10/28/20		5,330	5,476,575
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%	06/15/25		14,575	14,432,311
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.875%	07/15/24		11,544	11,572,860
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21		1,887	1,924,740
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21		3,580	3,651,600
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(a)	8.250%	02/01/20		11,485	11,533,007

JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000%		03/15/22		11,465	11,430,705
Kraft Heinz Foods Co., Gtd. Notes(a)	3.000%		06/01/26		22,205	20,867,730
Kraft Heinz Foods Co., Gtd. Notes(a)	4.375%		06/01/46		5,005	4,893,075
Kraft Heinz Foods Co., Gtd. Notes	5.000%		07/15/35		6,940	7,531,146
Kraft Heinz Foods Co., Gtd. Notes	6.125%		08/23/18		495	506,061
Kraft Heinz Foods Co., Gtd. Notes	6.500%		02/09/40		1,910	2,401,474
Kroger Co. (The), Sr. Unsec’d. Notes	2.950%		11/01/21		18,925	18,948,802
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%		01/15/21		9,215	9,355,138
Kroger Co. (The), Sr. Unsec’d. Notes	3.875%		10/15/46		4,420	4,046,367
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%		02/01/47		12,030	12,022,117
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000%		10/28/21		28,070	27,112,527
Picard Groupe SAS (France), Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000%	3.000	%(c)	11/30/23	EUR	18,775	23,281,103
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%		11/01/19		18,508	18,878,160
Sysco Corp., Gtd. Notes	4.500%		04/01/46		3,655	3,879,085
Tyson Foods, Inc., Gtd. Notes	5.150%		08/15/44		2,615	2,990,118
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%		10/21/18		9,205	9,215,827
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%		10/21/20		16,067	16,401,682

						266,811,565

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%		12/01/25		3,697	4,666,609
International Paper Co., Sr. Unsec’d. Notes	3.000%		02/15/27		6,700	6,393,550
International Paper Co., Sr. Unsec’d. Notes	3.650%		06/15/24		2,250	2,290,517
International Paper Co., Sr. Unsec’d. Notes	4.350%		08/15/48		17,700	18,118,718
International Paper Co., Sr. Unsec’d. Notes(a)	4.400%		08/15/47		3,265	3,391,740
International Paper Co., Sr. Unsec’d. Notes	4.800%		06/15/44		6,940	7,593,872
International Paper Co., Sr. Unsec’d. Notes	5.000%		09/15/35		6,990	7,835,866
International Paper Co., Sr. Unsec’d. Notes	5.150%		05/15/46		3,605	4,078,896
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		2,290	2,823,059
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		1,320	1,821,614

						59,014,441

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%		05/20/24		6,875	7,210,156
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%		08/20/26		6,875	7,115,625
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%		01/15/41		1,130	1,410,177
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43		250	271,306
NiSource Finance Corp., Sr. Unsec’d. Notes	4.375%		05/15/47		22,690	24,165,529
NiSource Finance Corp., Sr. Unsec’d. Notes	4.800%		02/15/44		3,865	4,306,382
Sempra Energy, Sr. Unsec’d. Notes	2.400%		03/15/20		9,090	9,052,874
Sempra Energy, Sr. Unsec’d. Notes	3.400%		02/01/28		28,395	27,823,959
Sempra Energy, Sr. Unsec’d. Notes	3.800%		02/01/38		20,750	20,337,373
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%		06/01/43		2,700	2,788,518

						104,481,899

Healthcare-Products — 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%		11/22/19		14,434	14,393,722
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%		11/30/21		705	702,791
Abbott Laboratories, Sr. Unsec’d. Notes(a)	2.950%		03/15/25		3,032	2,942,128
Baxter International, Inc., Sr. Unsec’d. Notes	2.600%		08/15/26		22,605	21,082,333
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.404%		06/05/20		6,860	6,790,093
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.363%		06/06/24		33,115	32,626,593
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.700%		06/06/27		11,790	11,615,455

Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24		3,998	4,007,398
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20		7,185	7,191,354
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25		18,525	18,857,622
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35		9,636	10,565,470
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45		4,220	4,781,056
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950%	09/19/26		6,850	6,536,133
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18		10,880	10,878,599
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425%	12/13/26	EUR	35,000	45,337,306
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.700%	04/01/20		7,750	7,725,387

					206,033,440

Healthcare-Services — 1.6%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23		1,825	1,847,265
Aetna, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24		13,900	13,944,085
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42		1,775	1,757,015
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42		1,150	1,198,741
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37		5,365	7,199,137
Anthem, Inc., Sr. Unsec’d. Notes	3.650%	12/01/27		21,230	21,130,396
Anthem, Inc., Sr. Unsec’d. Notes(a)	4.650%	01/15/43		1,855	1,998,712
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46		5,085	5,225,236
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45		5,750	6,078,141
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22		1,230	1,279,200
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22		15,211	10,818,824
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20		7,725	6,720,750
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19		9,127	8,556,562
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/01/21		12,899	12,028,317
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25		23,430	23,089,558
Cigna Corp., Sr. Unsec’d. Notes(a)	4.000%	02/15/22		1,000	1,034,128
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%	06/15/21		500	536,378
Encompass Health Corp., Gtd. Notes	5.125%	03/15/23		2,250	2,314,238
Encompass Health Corp., Gtd. Notes	5.750%	11/01/24		10,300	10,506,000
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20		9,725	9,955,482
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18		2,400	2,459,514
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500%	07/01/57		4,200	4,509,774
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21		2,500	2,662,500
HCA, Inc., Gtd. Notes(a)	5.375%	02/01/25		16,000	16,340,000
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26		5,600	5,880,000
HCA, Inc., Gtd. Notes	7.500%	02/15/22		15,140	16,994,650
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23		5,125	5,324,875
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25		10,000	10,491,600
Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19		3,375	3,381,321
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27		6,745	6,824,941
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47		15,275	16,232,191
Kindred Healthcare, Inc., Gtd. Notes(a)	8.000%	01/15/20		5,025	5,361,047
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20		1,970	1,967,173
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		9,220	9,268,210
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.250%	09/01/24		14,680	14,512,705
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600%	09/01/27		10,355	10,152,240
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20		6,355	6,644,645
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45		1,075	1,132,287
Mayo Clinic, Unsec’d. Notes	4.128%	11/15/52		8,312	8,630,263
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52		675	694,574
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45		4,350	4,505,185
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.763%	08/01/2116		4,800	5,016,429
NYU Hospitals Center, Sec’d. Notes	4.784%	07/01/44		6,375	7,056,356

Providence St. Joseph Health Obligated Group, Unsec’d. Notes	3.744%		10/01/47		2,900	2,778,124
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%		03/30/20		9,855	9,811,965
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%		06/01/26		5,425	5,317,119
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%		03/30/25		13,980	13,951,088
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%		09/30/24		1,390	1,412,884
Select Medical Corp., Gtd. Notes	6.375%		06/01/21		12,000	12,270,000
Synlab Bondco PLC (United Kingdom), 1st Lien, 144A, 3 Month EURIBOR + 3.500%	3.500	%(c)	07/01/22	EUR	17,500	21,951,067
Tenat Healthcare Corp., Sec’d. Notes, 144A(a)	5.125%		05/01/25		950	936,938
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%		03/01/19		9,600	9,780,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%		02/01/20		11,653	11,900,626
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%		04/01/22		3,000	3,095,640
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	7.000%		08/01/25		9,750	9,555,000
Texas Health Resources, Sec’d. Notes	4.330%		11/15/55		3,450	3,640,432
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.950%		10/15/27		1,345	1,304,032
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%		04/15/27		39,810	39,958,565
Unitedhealth Group, Inc., Sr. Unsec’d. Notes	3.750%		10/15/47		11,165	11,095,793
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42		625	635,912
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%		03/15/42		3,380	3,661,384
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35		11,315	12,840,262
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41		1,725	1,933,214
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%		10/15/40		185	235,625
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.800%		03/15/36		130	165,159
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41		490	641,824
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	6.625%		11/15/37		475	658,283

						492,791,581

Home Builders — 0.4%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(a)	6.375%		05/15/25		6,850	7,226,750
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%		12/15/20		3,000	3,060,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(a)	6.125%		07/01/22		12,224	12,709,293
CalAtlantic Group, Inc., Gtd. Notes	6.250%		12/15/21		12,500	13,515,625
CalAtlantic Group, Inc., Gtd. Notes	8.375%		05/15/18		11,798	11,998,566
KB Home, Gtd. Notes	7.000%		12/15/21		11,045	12,149,500
Lennar Corp., Gtd. Notes, 144A	4.750%		11/29/27		4,500	4,545,360
Meritage Homes Corp., Gtd. Notes	6.000%		06/01/25		4,300	4,633,250
PulteGroup, Inc., Gtd. Notes(a)	5.500%		03/01/26		28,017	30,083,254
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Gtd. Notes, 144A	5.250%		04/15/21		12,605	12,821,806
William Lyon Homes, Inc., Gtd. Notes	5.750%		04/15/19		5,534	5,534,000
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22		18,000	18,630,000

						136,907,404

Household Products/Wares — 0.2%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750%		06/26/24		44,410	42,647,568
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%		10/01/26	EUR	15,000	19,891,072

						62,538,640

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.200%		04/01/26		20,095	20,484,780
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	5.500%		04/01/46		18,652	21,414,004

						41,898,784

Insurance — 1.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		240	254,527
American International Group, Inc., Sr. Unsec’d. Notes	1.875%		06/21/27	EUR	46,400	58,027,825
American International Group, Inc., Sr. Unsec’d. Notes(a)	3.900%		04/01/26		27,135	27,573,253
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44		7,579	7,832,536
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.800%		07/10/45		557	601,839
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22		280	299,396
Arch Capital Finance LLC, Gtd. Notes	5.031%		12/15/46		6,475	7,397,793
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43		2,250	2,545,263
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750%		03/15/23		14,030	13,953,705
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43		4,290	4,783,795
Chubb Corp. (The), Gtd. Notes, 3 Month LIBOR + 2.250%	3.972	%(c)	03/29/67		650	647,563
Chubb INA Holdings, Inc., Gtd. Notes	3.150%		03/15/25		7,260	7,209,092
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26		7,000	7,002,690
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45		1,160	1,272,743
CNA Financial Corp., Sr. Unsec’d. Notes	3.950%		05/15/24		18,435	18,772,199
CNA Financial Corp., Sr. Unsec’d. Notes(a)	4.500%		03/01/26		12,000	12,563,317
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%		07/15/34		525	658,449
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes(a)	4.300%		04/15/43		480	498,345
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22		1,200	1,293,363
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		10/15/36		755	936,584
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%		10/01/41		995	1,282,956
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%		03/27/24	EUR	15,700	20,167,046
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44		8,750	9,513,581
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%		05/01/22		1,325	1,410,172
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	5.000%		06/01/21		350	370,419
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35		9,290	11,723,438
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42		6,305	8,214,231
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37		3,930	4,944,656
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40		6,700	9,236,109
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19		246	266,459
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22		2,750	2,925,240
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43		300	326,431
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46		5,955	6,539,520
MetLife, Inc., Sr. Unsec’d. Notes	7.717%		02/15/19		2,750	2,904,212
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20		13,080	12,940,207
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40		979	1,281,504
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950%		11/01/19		15,630	15,727,241
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20		360	385,329
Principal Financial Group, Inc., Gtd. Notes	4.300%		11/15/46		7,190	7,496,882
Principal Financial Group, Inc., Gtd. Notes	4.350%		05/15/43		3,100	3,235,857
Principal Financial Group, Inc., Gtd. Notes(a)	4.625%		09/15/42		275	299,257
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45		10,070	9,875,412
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250%		12/06/42		5,235	5,348,867
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47		9,310	9,609,426
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44		16,598	18,595,776
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39		325	449,214
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20		225	240,254

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22		2,675	2,811,570
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20		2,235	2,368,201
Willis North America, Inc., Gtd. Notes	3.600%	05/15/24		20,670	20,712,727
XLIT Ltd. (Bermuda), Gtd. Notes	6.250%	05/15/27		1,505	1,743,696

					367,070,167

Internet — 0.1%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%	05/15/27	EUR	37,150	46,476,244

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	6.250%	08/10/26		3,613	4,190,321

Lodging — 0.3%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21		21,350	22,470,875
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19		15,770	15,839,966
Marriott International, Inc., Sr. Unsec’d. Notes(a)	7.150%	12/01/19		4,840	5,215,360
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125%	06/15/26		37,965	36,616,704
MGM Resorts International, Gtd. Notes	6.000%	03/15/23		19,475	21,033,000
MGM Resorts International, Gtd. Notes	8.625%	02/01/19		3,250	3,420,625
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18		1,375	1,374,726
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	5.625%	03/01/21		980	1,037,506

					107,008,762

Machinery-Diversified — 0.0%
CNH Industrial Capital LLC, Gtd. Notes	4.875%	04/01/21		6,565	6,885,044
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98		1,500	1,594,709
Xylem, Inc., Sr. Unsec’d. Notes	3.250%	11/01/26		4,770	4,672,036
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,505	1,610,838

					14,762,627

Media — 1.8%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37		2,325	2,997,397
21st Century Fox America, Inc., Gtd. Notes(a)	6.900%	08/15/39		160	223,783
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28		550	715,348
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26		4,657	4,761,783
AMC Networks, Inc., Gtd. Notes(a)	5.000%	04/01/24		6,817	6,919,255
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18		22,235	22,475,138
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23		9,900	10,091,813
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25		6,100	6,191,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27		5,450	5,613,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26		9,275	9,460,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26		25,000	25,875,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		43,908	44,072,655
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		28,352	28,405,018
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		36,753	37,212,412
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25		23,342	25,384,425
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47		19,416	20,052,487

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	4,110	4,774,191
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	4,326	5,050,529
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	5,780	7,046,440
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	5,803	5,948,075
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Series B(a)	6.500%	11/15/22	2,172	2,236,009
Comcast Corp., Gtd. Notes	2.350%	01/15/27	25,275	23,131,921
Comcast Corp., Gtd. Notes	3.150%	03/01/26	14,935	14,696,898
Comcast Corp., Gtd. Notes	3.375%	02/15/25	5,000	5,029,652
Comcast Corp., Gtd. Notes(a)	3.375%	08/15/25	22,650	22,786,092
Comcast Corp., Gtd. Notes(a)	3.969%	11/01/47	2,491	2,485,970
Comcast Corp., Gtd. Notes	4.750%	03/01/44	2,975	3,320,605
Comcast Corp., Gtd. Notes	6.450%	03/15/37	360	479,396
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350%	09/15/26	11,005	10,612,769
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	715	730,194
Discovery Communications LLC, Gtd. Notes(a)	3.950%	03/20/28	8,730	8,512,724
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37	3,380	3,452,343
Discovery Communications LLC, Gtd. Notes(a)	5.200%	09/20/47	11,115	11,380,169
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	12,000	12,195,000
DISH DBS Corp., Gtd. Notes(a)	7.750%	07/01/26	23,627	24,276,742
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	3,500	3,436,861
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes(a)	6.125%	01/31/46	8,080	9,260,782
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250%	02/01/30	5,000	5,487,500
Myriad International Holdings BV (South Africa), Gtd. Notes	6.000%	07/18/20	1,300	1,387,360
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%	06/15/22	5,104	5,098,247
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	4,837	4,982,110
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26	5,170	5,363,875
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	1,900	1,904,826
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18	90	90,134
TEGNA, Inc., Gtd. Notes, 144A	4.875%	09/15/21	1,600	1,624,000
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	07/01/18	1,565	1,593,437
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38	3,600	4,499,206
Time Warner, Inc., Gtd. Notes	2.950%	07/15/26	16,910	15,633,692
Time Warner, Inc., Gtd. Notes	3.550%	06/01/24	3,680	3,687,017
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	450	442,873
Time Warner, Inc., Gtd. Notes	4.050%	12/15/23	13,350	13,792,625
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	5,986	6,210,475
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	5.125%	02/15/25	10,700	10,379,000
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	13,645	13,883,788
Viacom, Inc., Sr. Unsec’d. Notes(a)	2.250%	02/04/22	12,500	11,841,079
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.000%	01/15/27	16,350	16,104,750

				555,301,370

Mining — 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	14,510	17,872,328
Barrick PD Australia Finance Pty. Ltd. (Canada), Gtd. Notes	5.950%	10/15/39	8,267	10,185,512
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	2,405	2,440,053
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	3.500%	11/08/22	3,108	3,158,853
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	5.875%	04/23/45	6,585	8,075,064
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	6.750%	04/16/40	7,700	10,162,110
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35	260	355,609

				52,249,529

Miscellaneous Manufacturing — 0.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	12/01/24		40,275	42,339,094
General Electric Co., Sr. Unsec’d. Notes, GMTN	2.200%	01/09/20		4,206	4,168,840
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21		157	167,090
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24		3,855	3,913,934
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250%	05/27/25		24,400	24,296,419
Textron, Inc., Sr. Unsec’d. Notes	4.000%	03/15/26		3,775	3,878,330
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19		800	858,947

					79,622,654

Multi-National — 1.4%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375%	04/06/23		8,841	10,601,146
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	07/30/20	ZAR	53,000	3,678,917
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/28/20	ZAR	52,000	3,585,361
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	09/28/20	ZAR	46,000	3,148,794
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%	07/16/18		2,151	2,185,659
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820%	06/16/28		41,770	51,261,232
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.220%	08/15/27		4,120	5,155,607
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.375%	10/01/28		2,560	3,276,160
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.910%	12/14/18	ZAR	18,907	1,577,503
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	1.000%	05/17/18		4,000	3,987,120
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19		27,460	27,291,046
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21		57,240	55,774,656
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%	07/18/20		6,265	6,202,350
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23		15,310	15,064,428
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375%	06/15/22		16,587	17,539,923
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	8.125%	06/04/19		2,745	2,947,444
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%	09/26/20		2,855	2,987,757
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.000%	06/15/25		12,135	15,155,171
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%	03/28/18		3,253	3,246,357
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%	04/26/18		1,153	1,149,156
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%	06/19/18		7,189	7,148,749
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	0.500%	10/30/20	ZAR	53,000	3,624,777
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	0.500%	11/30/20	ZAR	47,000	3,166,819

Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	6.800%		10/15/25		14,240	17,677,223
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	6.950%		08/01/26		2,000	2,530,580
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		02/27/18		7,512	7,505,232
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		04/16/18		5,637	5,620,433
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, MTN	6.290%		07/16/27		2,756	3,408,590
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, MTN	6.750%		07/15/27		8,230	10,461,449
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes^	0.536%		06/30/34		8,198	5,636,125
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN^	—	%(p)	07/31/34		4,158	3,004,155
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	0.837%		08/28/34		853	603,497
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.558	%(s)	05/01/18		100	99,536
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes, 3 Month LIBOR + 0.000%	1.295	%(c)	06/28/26		9,720	9,008,010
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes, EMTN	0.500%		02/07/23		7,000	6,246,807
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		06/04/18		5,860	5,825,936
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		07/17/18		4,764	4,725,740
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN	5.280%		11/21/18	HKD	6,000	789,649
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.300%		10/10/18		16,017	16,031,768
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22		57,025	55,298,454
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20		19,695	20,373,256

						424,602,572

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		9,600	10,362,000

Oil & Gas — 2.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	—	%(p)	10/10/36		45,000	19,747,197
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		12,250	15,247,252
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.600%		03/15/46		1,460	1,893,380
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%		06/15/39		1,600	2,248,215
Apache Corp., Sr. Unsec’d. Notes	3.250%		04/15/22		1,500	1,504,906
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40		8,923	9,642,220
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	2.521%		01/15/20		6,000	6,015,460
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245%		05/06/22		1,515	1,542,065
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%		10/01/20		435	456,446
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%		04/15/27		27,460	27,249,193
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42		2,100	1,952,516
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		06/15/37		13,605	14,125,599
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400%		06/15/47		7,750	8,241,867
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.750%		11/15/39		22,258	26,724,751
Concho Resources, Inc., Gtd. Notes	4.875%		10/01/47		8,994	9,797,140

Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22		8,537	8,607,730
Devon Energy Corp., Sr. Unsec’d. Notes	4.750%	05/15/42		7,418	7,946,878
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%	06/15/45		5,495	6,115,923
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%	07/15/41		14,222	16,765,362
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32		2,450	3,372,606
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31		10,000	13,636,833
Encana Corp. (Canada), Sr. Unsec’d. Notes(a)	3.900%	11/15/21		9,963	10,201,523
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34		9,845	12,145,091
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	02/01/38		2,720	3,446,579
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28		4,175	4,248,062
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	9.250%	04/23/19		2,200	2,359,830
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22		500	520,500
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		8,157	8,965,620
Gazprom OAO Via Gaz Capital SA (Russia), Unsec’d. Notes	3.375%	11/30/18	CHF	5,000	5,518,131
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37		1,150	1,484,038
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22		14,525	14,649,189
KazMunaygas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%	04/19/27		3,000	3,124,560
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	6.375%	04/09/21		11,389	12,320,301
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24		1,060	1,250,074
Lukoil International Finance BV (Russia), Gtd. Notes, 144A(a)	6.125%	11/09/20		1,625	1,737,336
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45		9,983	11,610,205
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%	11/15/24		3,700	3,782,420
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21		7,450	7,724,573
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	5.050%	11/15/44		14,250	15,696,603
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43		6,860	7,633,932
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41		1,272	1,535,386
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875%	05/03/22		6,700	7,075,642
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	5.250%	05/23/21		3,000	3,192,480
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN	5.625%	05/20/43		2,155	2,322,334
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	02/01/29		19,465	19,257,698
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22		2,405	2,563,730
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27		25,390	28,161,318
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		33,400	38,063,475
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%	05/23/26		2,250	2,707,538
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25		14,450	14,540,312
Petroleos Mexicanos (Mexico), Gtd. Notes	3.125%	11/27/20	EUR	3,100	4,113,627
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		3,121	3,246,620
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		14,690	15,575,807
Petroleos Mexicanos (Mexico), Gtd. Notes	5.750%	03/01/18		5,000	5,022,486
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45		11,729	11,746,593
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	5.375%	03/13/22		2,705	2,864,595
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	6.500%	03/13/27		7,040	7,700,845
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN(a)	6.500%	03/13/27		20,000	21,877,400
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.750%	09/21/47		32,225	33,675,125
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.500%	08/21/21	EUR	16,600	21,622,415
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%	04/21/27	EUR	14,770	17,716,738
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	3.750%	02/21/24	EUR	3,000	4,040,848
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN(a)	4.875%	02/21/28	EUR	12,360	17,155,439

Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.750%	09/21/47		16,070	16,793,150
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26		8,100	9,165,150
Petroleos Mexicanos (Mexico), U.S. Gov’t. Gtd. Notes	1.700%	12/20/22		5,098	4,968,797
Petroleos Mexicanos (Mexico), U.S. Gov’t. Gtd. Notes	2.830%	02/15/24		432	433,086
Phillips 66, Gtd. Notes	4.650%	11/15/34		2,970	3,247,182
Phillips 66, Gtd. Notes	4.875%	11/15/44		2,830	3,193,219
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18		700	708,195
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22		4,773	5,122,891
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22		13,900	14,105,720
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20		10,200	10,098,780
Valero Energy Corp., Sr. Unsec’d. Notes(a)	3.400%	09/15/26		26,460	26,187,894
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19		28,450	30,606,586
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21		2,940	3,255,168

					744,916,375

Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes, 144A	4.080%	12/15/47		6,280	6,207,217
Cameron International Corp., Gtd. Notes	5.950%	06/01/41		2,775	3,349,577

					9,556,794

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23		9,615	9,711,150
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	525	739,453
Greif Neveda Holdings SCS, Sr. Unsec’d. Notes, 144A, MTN	7.375%	07/15/21	EUR	730	1,085,339
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%, 144A	8.250%	02/15/22	EUR	9,975	13,145,565
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25		1,200	1,326,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750%	10/15/20		4,264	4,338,695
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,140	1,161,766
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,700	1,814,066

					33,322,034

Pharmaceuticals — 1.4%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22		5,000	4,955,686
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22		10,370	10,397,042
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		14,685	14,820,741
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		20,745	22,344,980
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45		11,000	12,053,639
Actavis Funding SCS, Gtd. Notes(a)	3.800%	03/15/25		1,475	1,480,988
Allergan Funding SCS, Gtd. Notes	3.000%	03/12/20		28,020	28,130,147
Allergan Funding SCS, Gtd. Notes(a)	3.450%	03/15/22		1,300	1,307,496
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35		16,035	16,758,387
Allergan Funding SCS, Gtd. Notes(a)	4.750%	03/15/45		1,428	1,506,973
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25		3,875	3,813,534
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%	06/15/22		14,120	13,749,247
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	3.410%	06/15/27		5,940	5,721,244
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750%	12/15/24	EUR	10,505	13,914,899
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%	07/15/23		14,825	11,619,094
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25		18,005	13,537,599
Express Scripts Holding Co., Gtd. Notes	3.300%	02/25/21		7,900	7,946,928

Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27		2,255	2,177,650
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26		45,085	47,017,019
Forest Laboratories LLC, Gtd. Notes, 144A(a)	4.875%	02/15/21		5,106	5,354,018
Grifols SA (Spain), Sr. Unsec’d. Notes, 144A	3.200%	05/01/25	EUR	10,000	12,625,149
McKesson Corp., Sr. Unsec’d. Notes	6.000%	03/01/41		4,550	5,466,312
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes(a)	4.600%	06/01/44		3,437	3,694,758
Mylan NV, Gtd. Notes	3.000%	12/15/18		6,710	6,740,472
Mylan NV, Gtd. Notes	3.150%	06/15/21		21,040	21,029,926
Mylan NV, Gtd. Notes(a)	3.950%	06/15/26		25,015	24,860,372
Mylan, Inc., Gtd. Notes	2.600%	06/24/18		2,800	2,803,109
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21		3,950	3,857,070
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23		26,295	25,500,425
Shire Acquisitions Investments Ireland DAC, Gtd. Notes(a)	3.200%	09/23/26		79,780	76,431,394
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20		1,084	1,077,366
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23		2,250	2,013,053
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23		1,000	903,450
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25		2,000	1,790,400

					427,400,567

Pipelines — 0.9%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150%	08/15/26		24,840	24,538,391
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20		1,916	1,992,640
Energy Transfer LP, Sr. Unsec’d. Notes	4.650%	06/01/21		510	532,405
Enlink Midstream Partners LP, Sr. Unsec’d. Notes	5.600%	04/01/44		1,325	1,396,398
Enterprise Products Operating LLC, Gtd. Notes(a)	3.700%	02/15/26		7,130	7,268,874
Enterprise Products Operating LLC, Gtd. Notes(a)	4.900%	05/15/46		28,346	31,400,571
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45		8,500	9,699,180
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38		5,030	5,400,704
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20		2,009	2,159,552
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	09/01/39		1,260	1,504,707
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42		1,600	1,569,391
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45		2,830	2,773,226
Magellan Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.200%	10/03/47		19,944	20,120,440
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21		5,500	5,698,393
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	09/15/46		2,540	2,541,506
MPLX LP, Sr. Unsec’d. Notes(a)	5.200%	03/01/47		2,081	2,293,430
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37		1,000	1,245,100
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47		35,325	37,608,145
ONEOK, Inc., Gtd. Notes	6.000%	06/15/35		4,200	4,818,038
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700%	06/15/44		1,765	1,696,264
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	3.375%	10/15/26		5,760	5,612,614
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	4.500%	03/15/45		4,436	4,585,580
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150%	01/15/48		835	824,112
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25		8,315	8,225,247
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22		700	708,656
Western Gas Partners LP, Sr. Unsec’d. Notes(a)	5.450%	04/01/44		875	948,008
Williams Partners LP, Sr. Unsec’d. Notes	3.750%	06/15/27		48,136	47,797,503
Williams Partners LP, Sr. Unsec’d. Notes	3.900%	01/15/25		18,456	18,693,886
Williams Partners LP, Sr. Unsec’d. Notes(a)	4.000%	09/15/25		8,660	8,803,631
Williams Partners LP, Sr. Unsec’d. Notes(a)	4.300%	03/04/24		9,550	9,949,682

Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45		5,902	6,344,262
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45		1,800	1,986,396
Williams Partners LP, Sr. Unsec’d. Notes(a)	6.300%	04/15/40		4,000	4,941,860

					285,678,792

Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125%	03/20/22		8,720	8,719,009
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A(a)	3.875%	03/20/27		14,600	14,713,243
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000%	12/01/18		3,000	2,992,500

					26,424,752

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	3.200%	01/15/28		6,480	6,332,144
Brandywine Operating Partnership LP, Gtd. Notes	4.550%	10/01/29		2,330	2,329,577
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24		14,830	14,539,510
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22		9,955	10,568,592
HCP, Inc., Sr. Unsec’d. Notes	3.400%	02/01/25		8,835	8,699,182
Highwoods Realty LP, Sr. Unsec’d. Notes	3.875%	03/01/27		5,885	5,767,190
Kimco Realty Corp., Sr. Unsec’d. Notes(a)	3.400%	11/01/22		9,340	9,429,439
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes(a)	5.625%	05/01/24		2,500	2,670,425
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Sr. Unsec’d. Notes, 144A	4.500%	01/15/28		1,000	972,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000%	10/15/27		2,800	2,772,560
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24		5,025	5,175,750
Realty Income Corp., Sr. Unsec’d. Notes(a)	3.000%	01/15/27		16,830	15,943,436
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21		1,615	1,631,150
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	5.000%	04/15/23		29,457	30,193,425
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21		12,400	12,725,500
Simon Property Group LP, Sr. Unsec’d. Notes(a)	3.375%	03/15/22		350	356,309
Trust F/1401 (Mexico), Sr. Unsec’d. Notes	5.250%	12/15/24		2,000	2,107,500
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		2,830	2,982,113
Ventas Realty LP, Gtd. Notes	3.100%	01/15/23		12,040	11,910,415
Ventas Realty LP, Gtd. Notes	3.500%	02/01/25		5,000	4,966,582
Ventas Realty LP, Gtd. Notes(a)	3.850%	04/01/27		31,660	31,559,170
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	4.000%	04/30/19		17,000	17,257,166
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.250%	10/05/20		13,220	13,384,524
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25		10,745	10,957,510
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26		16,080	16,652,226

					241,883,895

Retail — 0.8%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250%	04/15/25		18,000	17,625,706
Brinker International, Inc., Sr. Unsec’d. Notes(a)	2.600%	05/15/18		17,380	17,336,550
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750%	02/15/20		7,525	7,434,312
CVS Health Corp., Sr. Unsec’d. Notes	2.750%	12/01/22		10,067	9,806,166
CVS Health Corp., Sr. Unsec’d. Notes(a)	2.875%	06/01/26		11,150	10,434,654
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.125%	07/20/45		17,017	19,022,152
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		6,640	7,562,691
Dollar Tree, Inc., Gtd. Notes	5.750%	03/01/23		2,600	2,717,000
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	4,100	5,344,905
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26		1,385	1,360,058

Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56		7,280	6,847,227
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43		955	1,024,645
L Brands, Inc., Gtd. Notes(a)	5.250%	02/01/28		3,500	3,460,625
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22		10,595	11,162,892
L Brands, Inc., Gtd. Notes(a)	5.625%	10/15/23		3,225	3,434,625
L Brands, Inc., Gtd. Notes	6.750%	07/01/36		10,500	10,578,750
L Brands, Inc., Gtd. Notes	7.000%	05/01/20		2,950	3,178,625
L Brands, Inc., Gtd. Notes	8.500%	06/15/19		2,350	2,538,000
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%	04/15/26		16,865	15,833,797
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22		475	476,967
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26		3,110	3,180,470
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35		1,085	1,207,691
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300%	10/15/37		860	1,128,931
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25		9,360	7,207,200
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125%	12/15/27	EUR	12,625	15,788,304
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	24,525	33,257,860
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25		34,149	33,978,255

					252,929,058

Savings & Loans — 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,225	3,276,570

Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.000%	01/15/22		7,950	7,806,903
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.500%	01/15/28		30,400	28,493,159
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24		15,740	15,528,450
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27		33,000	32,114,580
Micron Semiconductor Asia Pte Ltd. (Singapore), U.S. Gov’t. Gtd. Notes	1.258%	01/15/19		564	560,073
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25		4,049	4,246,389
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24		368	382,720
NVIDIA Corp., Sr. Unsec’d. Notes	2.200%	09/16/21		7,940	7,790,494
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		12,775	12,826,100
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875%	09/01/22		6,600	6,657,750
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21		5,000	5,112,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/01/23		16,175	16,867,290
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23		3,800	3,925,400
QUALCOMM, Inc., Sr. Unsec’d. Notes	1.850%	05/20/19		20,985	20,849,841
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.900%	05/20/24		9,450	9,067,113
QUALCOMM, Inc., Sr. Unsec’d. Notes(a)	3.250%	05/20/27		10,620	10,153,097
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.300%	05/20/47		1,940	1,913,703
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000%	10/01/25		11,775	12,216,562

					196,512,124

Software — 1.0%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	8.125%	07/15/21		3,650	3,654,563
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18		3,238	3,267,304
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/15/22		28,170	28,485,679
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		63,522	66,896,924

Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20		5,765	5,771,839
Infor US, Inc., Gtd. Notes	6.500%	05/15/22		7,050	7,270,312
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22		19,375	19,133,870
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25		16,150	16,208,077
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56		13,965	14,445,429
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57		16,690	19,121,504
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20		4,819	4,855,142
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23		46,410	44,956,102
Oracle Corp., Sr. Unsec’d. Notes(a)(h)	2.950%	05/15/25		52,640	51,825,188
Oracle Corp., Sr. Unsec’d. Notes(a)	3.800%	11/15/37		18,205	18,666,589
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		3,265	3,537,686
Quintiles IMS, Inc., Gtd. Notes, 144A	3.500%	10/15/24	EUR	15,275	19,592,922

					327,689,130

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	2.850%	02/14/23		11,000	10,945,476
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	08/14/24		69,560	69,556,206
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		27,950	27,195,226
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23		1,620	1,636,653
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.950%	01/15/25		11,900	12,010,545
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		4,295	4,230,369
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49		2,414	2,274,025
AT&T, Inc., Sr. Unsec’d. Notes	4.900%	08/14/37		11,495	11,650,484
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42		2,700	2,753,581
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37		12,650	13,368,127
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58		13,555	13,699,527
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		370	390,346
AT&T, Inc., Sr. Unsec’d. Notes	5.500%	02/01/18		4,500	4,500,000
Bharti Airtel International Netherlands BV (India), Gtd. Notes	5.125%	03/11/23		1,955	2,049,917
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		5,751	6,030,217
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		1,200	1,273,531
Bharti Airtel International Netherlands BV (India), Sr. Unsec’d. Notes	5.350%	05/20/24		1,400	1,485,786
CenturyLink, Inc., Sr. Unsec’d. Notes	6.450%	06/15/21		2,500	2,540,475
CenturyLink, Inc., Series V, Sr. Unsec’d. Notes	5.625%	04/01/20		12,939	13,116,911
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes	8.250%	09/30/20		1,800	1,784,250
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20		1,950	1,932,938
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23		5,040	5,014,800
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21		23,291	23,640,365
Qwest Capital Funding, Inc., Gtd. Notes	6.500%	11/15/18		798	818,948
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28		4,800	4,962,000
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		11,252	11,730,210
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32		6,550	7,745,375
Sprint Communications, Inc., Gtd. Notes, 144A	7.000%	03/01/20		1,600	1,708,000
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25		15,250	15,821,875
Sprint Corp., Gtd. Notes(a)	7.875%	09/15/23		3,400	3,601,178
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23		12,915	13,517,485
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	9,350	14,186,059
VEON Holdings BV (Netherlands), Sr. Unsec’d. Notes, 144A	4.950%	06/16/24		1,500	1,506,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33		30,750	31,526,710
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		1,800	1,763,818
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	04/15/49		654	692,053
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	2.625%	01/20/23	EUR	15,800	18,243,445

Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	3.125%	01/20/25	EUR 34,875	39,827,576

				400,730,487

Textiles — 0.2%
Cintas Corp. No 2, Gtd. Notes	2.900%	04/01/22	8,105	8,098,214
Cintas Corp. No 2, Gtd. Notes	3.700%	04/01/27	17,155	17,459,796
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23	673	689,565
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	22,638	23,119,058

				49,366,633

Transportation — 0.4%
AP Moeller-Maersk A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.550%	09/22/19	3,655	3,647,131
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	6,925	7,568,575
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	2,960	3,279,795
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,310	2,609,465
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%	09/01/45	8,845	10,186,530
CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	37,200	34,836,851
FedEx Corp., Gtd. Notes(a)	3.300%	03/15/27	1,750	1,736,831
FedEx Corp., Gtd. Notes	4.050%	02/15/48	9,320	9,330,115
FedEx Corp., Gtd. Notes	4.550%	04/01/46	6,605	7,139,231
FedEx Corp., Gtd. Notes	4.750%	11/15/45	13,235	14,655,246
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750%	06/15/20	3,700	4,284,438
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	7,225	7,222,479
United Parcel Service, Inc., Sr. Unsec’d. Notes(a)	3.750%	11/15/47	2,635	2,663,600
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	2,265	2,357,865

				111,518,152

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18	14,827	14,873,248
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300%	04/01/21	21,250	21,475,852

				36,349,100

Water — 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes(a)	3.750%	09/01/47	9,665	9,705,890

TOTAL CORPORATE BONDS (cost $11,905,040,966)				12,057,014,697

MUNICIPAL BONDS — 0.8%
California — 0.2%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49	10,755	15,501,074
Bay Area Toll Authority, BABs, Taxable, Revenue Bonds, Series S3	6.907%	10/01/50	525	816,359
Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds, Series Z	7.618%	08/01/40	4,300	6,487,883
Los Angeles Department of Airports, BABs, Revenue Bonds	6.582%	05/15/39	5,045	6,571,264
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716%	07/01/39	8,475	10,919,190
Los Angeles Department of Water & Power, BABs, Taxable, Revenue Bonds, Series SY	6.008%	07/01/39	6,200	7,816,712
State of California, GO Unlimited, BABs	7.300%	10/01/39	835	1,239,031
State of California, GO Unlimited, BABs	7.600%	11/01/40	2,320	3,681,028
State of California, GO Unlimited, BABs	7.625%	03/01/40	275	426,869
State of California, GO Unlimited, BABs, Taxable	7.550%	04/01/39	1,600	2,486,960

University of California, BABs, Revenue Bonds	5.770%	05/15/43	500	636,410
University of California, Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	2,050	2,073,186
University of California, Taxable, Revenue Bonds, Series AQ	4.767%	05/15/2115	4,900	5,145,245
University of California, Taxable, Revenue Bonds, Series J	4.131%	05/15/45	2,250	2,310,300

				66,111,511

Colorado — 0.0%
Colorado Bridge Enterprise, BABs, Taxable, Revenue Bonds, Series SR	6.078%	12/01/40	1,000	1,263,400
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50	3,320	4,373,237

				5,636,637

Illinois — 0.3%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40	3,170	4,288,217
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184%	01/01/34	5,000	6,302,100
State of Illinois, GO Unlimited, Series D	5.000%	11/01/22	73,375	78,080,539

				88,670,856

Kentucky — 0.0%
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	4.303%	11/01/19	800	821,408
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	5.373%	11/01/25	1,900	2,063,647

				2,885,055

New Jersey — 0.1%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series A(a)	7.102%	01/01/41	4,478	6,566,360
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F(a)	7.414%	01/01/40	8,115	12,303,963
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40	1,350	1,611,387

				20,481,710

New York — 0.2%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds	6.687%	11/15/40	700	962,283
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.725%	11/01/23	1,400	1,525,090
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.905%	11/01/24	1,100	1,220,670
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44	2,810	3,788,948
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770%	03/15/39	18,800	22,574,476
Port Authority of New York & New Jersey, Consol. 174th, Revenue Bonds	4.458%	10/01/62	2,600	2,952,742
Port Authority of New York & New Jersey, Taxable, Consol., Revenue Bonds, Series 192	4.810%	10/15/65	8,650	10,101,556

				43,125,765

Ohio — 0.0%
Ohio State University (The), BABs, Revenue Bonds	4.910%	06/01/40	295	349,407

Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800%		06/01/2111	2,810	3,016,086
Ohio State Water Development Authority Pollution Control Loan Fund, BABs, Revenue Bonds	4.879%		12/01/34	375	416,696

					3,782,189

Oregon — 0.0%
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834%		11/15/34	675	843,851

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	6.105%		12/01/39	400	528,244
Pennsylvania Turnpike Commission, BABs, Revenue Bonds, Series B	5.511%		12/01/45	5,370	6,802,125

					7,330,369

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Revenue Bonds	6.731%		07/01/43	550	742,918

Texas — 0.0%
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%		02/01/42	6,480	7,119,123

Virginia — 0.0%
University of Virginia, Revenue Bonds, Taxable, Ser. C	4.179%		09/01/2117	9,850	9,854,925

TOTAL MUNICIPAL BONDS (cost $247,842,657)					256,584,909

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.6%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	31	30,658
Alternative Loan Trust, Series 2005-61, Class 1A1, 1 Month LIBOR + 0.520%	2.081	%(c)	12/25/35	1,660	1,600,744
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 6 Month LIBOR + 2.000%	3.844	%(c)	02/25/45	66	66,755
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A, 1 Month LIBOR + 0.150%	1.718	%(c)	07/27/57	9,465	9,448,218
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A, 1 Month LIBOR + 0.190%	1.751	%(c)	03/27/36	17,813	17,633,414
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A, 1 Month LIBOR + 0.130%	1.691	%(c)	02/27/37	24,540	24,286,174
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A, 1 Month LIBOR + 0.170%	1.731	%(c)	05/27/36	20,940	20,724,089
Banc of America Funding Trust, Series 2005-D, Class A1	3.509	%(cc)	05/25/35	91	94,710
Banc of America Funding Trust, Series 2006-I, Class 4A1	3.693	%(cc)	10/20/46	48	38,242
Banc of America Funding Trust, Series 2014-R2, Class 2A1, 144A, 1 Month LIBOR + 0.210%	1.771	%(c)	05/26/37	2,480	2,455,534
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A, 6 Month LIBOR + 1.500%	3.325	%(c)	09/26/45	3,918	4,028,516
Banc of America Funding Trust, Series 2015-R2, Class 5A1, 144A, 1 Month LIBOR + 0.165%	1.726	%(c)	09/29/36	17,521	17,353,823
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(cc)	01/27/30	9,300	9,281,142
Banc of America Funding Trust, Series 2015-R9, Class 2A1, 144A, 1 Month LIBOR + 0.205%	1.766	%(c)	02/26/37	10,910	10,682,308
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%		10/25/31	2	2,417

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	3.829	%(cc)	06/25/34	496	493,777
Banc of America Mortgage Trust, Series 2005-B, Class 2A2	3.631	%(cc)	03/25/35	20	19,912
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	3.631	%(cc)	03/25/35	602	587,407
Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 144A, 1 Month LIBOR + 2.000%	3.567	%(c)	11/25/27	11,700	11,700,485
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	3.717	%(c)	10/25/28	20,494	20,522,280
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	3.536	%(cc)	05/25/35	194	195,582
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2	3.536	%(cc)	05/25/35	65	65,657
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	3.563	%(cc)	02/25/33	5	4,733
Bear Stearns ARM Trust, Series 2005-4, Class 3A1	3.480	%(cc)	08/25/35	366	335,541
Bear Stearns ARM Trust, Series 2007-3, Class 1A1	3.761	%(cc)	05/25/47	407	390,030
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.261	%(c)	10/25/27	17,145	17,178,197
CHL Mortgage Pass-Through Trust, Series 2003-53, Class A1	3.697	%(cc)	02/19/34	15,401	15,616,523
CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1	5.750%		12/25/35	899	808,891
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A, 12 Month LIBOR + 1.750%	3.462	%(c)	02/20/36	41	36,630
CIM Trust, Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	12/25/57	67,714	68,421,848
CIM Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	01/25/57	74,431	75,965,543
CIM Trust, Series 2017-6, Class A1, 144A	3.015	%(cc)	06/25/57	36,757	36,202,263
CIM Trust, Series 2017-8, Class A1, 144A	3.000	%(cc)	12/25/65	82,192	82,259,885
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.476	%(cc)	09/25/47	10,328	9,731,283
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.011	%(c)	01/25/29	10,917	11,018,544
Fannie Mae REMICS, Series 2000-32, Class FM, 1 Month LIBOR + 0.450%	2.006	%(c)	10/18/30	1	1,068
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31	43	47,861
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.463	%(c)	07/25/44	171	170,511
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.260	%(c)	02/25/45	18	17,891
Freddie Mac REMICS, Series 1628, Class LZ	6.500%		12/15/23	19	19,738
Freddie Mac REMICS, Series 1935, Class JZ	7.000%		02/15/27	92	101,890
Freddie Mac REMICS, Series 2241, Class PH	7.500%		07/15/30	45	51,535
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3, 1 Month LIBOR + 4.000%	5.561	%(c)	08/25/24	1,584	1,733,256
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%	6.111	%(c)	10/25/24	4,118	4,588,597
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%	3.411	%(c)	10/25/27	16,140	16,526,435
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	4.861	%(c)	10/25/27	48,903	54,892,651
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	2.861	%(c)	03/25/29	37,860	38,358,041
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	3.811	%(c)	11/25/28	12,930	13,262,384
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	2.911	%(c)	03/25/29	11,730	11,941,969
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	2.861	%(c)	04/25/29	30,250	30,721,446

GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	1.701	%(c)	01/26/37	10,273	10,171,641
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	1.701	%(c)	01/26/37	6,300	6,167,320
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	1.701	%(c)	10/26/36	14,379	14,234,600
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	1.701	%(c)	10/26/36	5,200	4,977,866
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A, 1 Month LIBOR + 1.000%	2.550	%(c)	10/25/37	23,836	23,531,589
Impac CMB Trust, Series 2005-1, Class 1A1, 1 Month LIBOR + 0.520%	2.081	%(c)	04/25/35	2,363	2,247,622
IndyMac ARM Trust, Series 2001-H2, Class A1	2.784	%(cc)	01/25/32	2	2,406
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 1 Month LIBOR + 0.180%	1.741	%(c)	07/25/37	5,074	4,770,062
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	3.467	%(cc)	03/25/36	223	205,612
JPMorgan Resecuritization Trust, Series 2015-2, Class 2A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	08/26/46	7,709	7,817,893
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	04/01/22	32,248	32,266,779
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	05/01/22	122,590	122,494,424
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.570	%(c)	05/01/22	108,629	108,592,803
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.318	%(c)	09/01/22	40,085	40,139,824
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.220	%(c)	11/01/22	44,027	44,024,309
LSTAR Securities Investment Ltd., Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.120	%(c)	12/01/22	21,256	21,168,916
MASTR Alternative Loan Trust, Series 2004-2, Class 4A1	5.000%		02/25/19	6	5,773
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	11	11,097
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class M1, 1 Month LIBOR + 0.645%	2.206	%(c)	04/25/35	2,941	2,939,510
Prime Mortgage Trust, Series 2004-CL1, Class 1A2, 1 Month LIBOR + 0.400%	1.961	%(c)	02/25/34	18	16,985
RALI Trust, Series 2006-QA1, Class A21	4.443	%(cc)	01/25/36	970	836,517
Regal Trust IV, Series 1999-1, Class A, 144A, 11th District Cost of Funds Index (COFI Rate) + 1.500%	2.246	%(c)	09/29/31	31	29,612
RFMSI Trust, Series 2003-S9, Class A1	6.500%		03/25/32	11	11,357
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.571	%(cc)	02/25/34	199	200,288
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.532	%(cc)	12/25/34	14,739	14,383,395
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1, 1 Month LIBOR + 0.660%	2.218	%(c)	09/19/32	19	19,028
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	3.369	%(cc)	07/25/32	2	1,753
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR8, Class A1, 1 Month LIBOR + 0.420%	1.981	%(c)	06/25/44	2,015	1,955,022
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550%	2.111	%(c)	07/25/44	3,660	3,652,669
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR5, Class A6	3.044	%(cc)	05/25/35	1,980	1,994,186
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	3.320	%(cc)	02/25/33	1	696

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A2	3.479%(cc)	04/25/35	324	325,660
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	3.651%(cc)	03/25/36	116	117,113
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 6A1	3.614%(cc)	03/25/36	9,337	9,442,871
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	3.432%(cc)	07/25/36	243	236,545

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,092,391,004)				1,120,710,771

SOVEREIGN BONDS — 11.3%
Albania Government International Bond (Albania), Sec.‘d. Notes	2.730%(s)	08/31/25	68,992	52,620,373
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.260%(cc)	12/31/38	EUR17,020	15,246,830
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	3.375%	10/12/20	CHF15,000	16,615,971
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	4.625%	01/11/23	43,675	42,649,074
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	04/22/21	22,325	23,809,612
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	01/11/48	7,175	6,941,812
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR24,835	35,769,957
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR7,238	10,323,554
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	8.280%	12/31/33	722	800,392
Argentine Republic Government International Bond (Argentina), Unsec’d. Notes	5.000%	01/15/27	EUR6,650	8,370,294
Autonomous Community of Madrid Spain (Spain), Sr. Unsec’d. Notes	5.750%	02/01/18	EUR2,254	2,798,470
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477%	07/24/23	2,303	2,407,543
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes, 144A	5.333%	02/15/28	4,488	4,555,320
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%	04/01/21	EUR14,300	18,931,379
Bundesrepublik Deutschland Bundesanleihe (Germany), Unsec’d. Notes	0.500%	02/15/25	EUR 30,580	38,384,613
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21	2,600	2,730,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	5.000%	06/15/45	1,400	1,471,400
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37	1,015	1,351,472
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.375%	02/15/27	900	1,104,750
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20	1,500	1,768,800
Costa Rica Government International Bond (Costa Rica), Bonds	4.370%	05/22/19	6,330	6,400,326
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	6.750%	11/05/19	11,000	11,710,402
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%	05/06/21	37,930	41,173,015

Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%		05/06/21		2,500	2,713,750
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375%		08/05/26		8,420	8,123,616
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875%		02/01/28		11,845	11,775,114
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	2.240%		09/14/18		6,050	6,004,080
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%		02/15/26		33,908	42,150,350
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, 144A, MTN	2.375%		06/04/25		2,400	2,273,736
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN	2.375%		06/04/25		12,400	11,747,636
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/23	EUR	1,100	1,378,701
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/24	EUR	3,500	4,326,096
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/25	EUR	5,060	6,211,850
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/26	EUR	7,650	9,336,545
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes(a)	3.000	%(cc)	02/24/27	EUR	7,540	9,105,628
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/28	EUR	6,995	8,487,161
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/29	EUR	4,305	5,189,133
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/30	EUR	5,505	6,575,175
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/31	EUR	3,550	4,178,831
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/32	EUR	1,000	1,164,333
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/33	EUR	12,500	14,554,296
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/34	EUR	3,925	4,553,690
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/35	EUR	1,070	1,232,588
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/36	EUR	6,750	7,808,191
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/37	EUR	500	566,365
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/39	EUR	2,275	2,597,489
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes(a)	3.000	%(cc)	02/24/40	EUR	950	1,087,820
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/41	EUR	2,500	2,863,385
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000	%(cc)	02/24/42	EUR	560	641,393
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	9,637	12,709,201
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200%		07/17/34	EUR	148,501	188,885,956
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	6.140%		04/14/28	EUR	6,400	8,895,463
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Sr. Unsec’d. Notes	2.005%		09/18/19		5,200	5,133,752

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		12,102	12,108,051
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		02/21/23		12,300	13,542,792
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24		6,790	7,562,838
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		20,700	23,392,656
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.000%		01/11/19	EUR	1,795	2,355,737
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		174,780	192,432,780
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(a)	7.625%		03/29/41		272	414,226
Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	2.500%		07/15/20	EUR	3,500	4,610,193
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	15,914	22,376,099
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR	6,800	9,561,234
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	7.750%		01/17/38		2,500	3,507,815
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	2.150%		07/18/24	EUR	1,750	2,295,311
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN(a)	2.875%		07/08/21	EUR	74,500	100,080,701
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	29,251	42,398,043
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625%		09/14/18		9,900	9,853,163
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, 144A	5.125%		06/15/25	EUR	7,375	9,974,160
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes(a)	1.500%		07/21/21		53,800	51,420,964
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		05/29/19		10,000	9,901,700
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes, 3 Month LIBOR + 0.360%	1.773	%(c)	11/13/18		14,000	14,020,440
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.875%		04/20/21		4,165	4,056,147
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.000%		11/04/21		3,200	3,107,369
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20		5,000	4,943,076
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		07/21/20		7,400	7,310,607
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20		14,400	14,166,530
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		02/10/25		15,000	14,155,918
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%		02/24/20		9,200	9,141,856
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.375%		11/16/22		2,200	2,153,192
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%		06/01/22		3,200	3,153,900
Japan Finance Organization for Municipalities (Japan), Gov’t. Gtd. Notes	4.000%		01/13/21		1,000	1,032,273
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	1.375%		02/05/18		30,400	30,397,507

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	1.375%		04/18/18		10,000	9,973,670
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%, EMTN	2.205	%(c)	07/11/18		10,000	10,008,350
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.125%		02/12/21		4,200	4,100,951
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.125%		04/13/21		9,076	8,846,649
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.500%		09/12/18		21,000	21,014,700
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.000%		09/08/20		7,000	6,866,093
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		03/06/19		440	437,084
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		04/13/21		15,090	14,708,676
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		10/25/23		21,000	19,867,470
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.375%		02/13/25		44,000	41,780,112
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.500%		09/12/18		7,000	7,004,900
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%		04/20/22		8,600	8,477,925
Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875%		11/13/19		13,300	13,118,974
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	1.625%		01/15/20		5,000	4,931,390
Kingdom of Belgium Government International Bond (Belgium), Unsec’d. Notes, 144A	8.875%		12/01/24		6,830	9,040,652
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes	2.750%		01/12/20		6,100	6,115,982
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125%		03/09/21		18,500	20,288,025
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.625%		02/01/22		27,133	30,931,620
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	7.375%		02/11/20		84,295	92,118,250
Magyar Export-Import Bank Zrt (Hungary), Gov’t. Gtd. Notes	5.500%		02/12/18		5,000	5,002,640
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	0.700%		06/16/21	JPY	500,000	4,617,725
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	1.875%		02/23/22	EUR	3,000	3,905,691
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%		02/10/48		21,575	21,143,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	5.500%		02/17/20	EUR	30,493	41,985,420
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		18,140	18,121,860
Municipality Finance PLC (Finland), Local Gov’t. Gtd. Notes	1.250%		09/10/18		3,664	3,647,087
National Archives Facility Trust, U.S. Gov’t. Gtd. Notes	8.500%		09/01/19		1,604	1,686,378
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		3,700	3,822,100
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%		01/16/23		7,800	9,906,000
Parpublica - Participacoes Publicas SGPS SA (Portugal), Sr. Unsec’d. Notes, EMTN	3.750%		07/05/21	EUR	1,000	1,363,913

Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.610	%(s)	05/31/18		242	238,485
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	1.407	%(s)	05/31/18		510	502,939
Perusahaan Penerbit SBSN Indonesia II (Indonesia), Sr. Unsec’d. Notes	4.000%		11/21/18		3,000	3,034,200
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750%		03/01/30	EUR	3,650	5,473,142
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		3,500	5,437,621
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%		10/15/24		325,145	349,456,092
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%		02/15/30	EUR	33,260	48,499,294
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.050%		08/17/26		8,800	8,099,634
Province of Alberta (Canada), Sr. Unsec’d. Notes(a)	2.200%		07/26/22		7,290	7,090,181
Province of Alberta (Canada), Sr. Unsec’d. Notes, 144A(a)	2.050%		08/17/26		19,800	18,224,185
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500%		01/15/26		8,090	10,011,555
Province of British Columbia (Canada), Unsec’d. Notes	7.250%		09/01/36		1,000	1,528,575
Province of Manitoba (Canada), Deb. Notes	9.250%		04/01/20		1,195	1,353,948
Province of Manitoba (Canada), Sr. Unsec’d. Notes(a)	2.125%		06/22/26		2,700	2,486,015
Province of Manitoba (Canada), Sr. Unsec’d. Notes(a)	2.125%		05/04/22		15,680	15,245,767
Province of Nova Scotia (Canada), Deb. Notes	8.250%		07/30/22		2,700	3,263,301
Province of Nova Scotia (Canada), Deb. Notes	8.750%		04/01/22		1,953	2,366,379
Province of Nova Scotia (Canada), Deb. Notes	9.250%		03/01/20		81	91,406
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.200%		02/14/18		8,000	7,998,480
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%		05/18/22		18,295	17,886,292
Province of Quebec (Canada), Deb. Notes	7.125%		02/09/24		1,600	1,940,410
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27		15,490	15,066,791
Province of Quebec (Canada), Sr. Unsec’d. Notes	7.500%		09/15/29		15	20,773
Province of Quebec (Canada), Unsec’d. Notes, MTN	6.350%		01/30/26		2,090	2,480,885
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%		02/27/26		6,050	7,496,685
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.295%		07/22/26		166	209,189
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.365%		03/06/26		82	103,933
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.485%		03/02/26		11,700	14,783,014
Province of Saskatchewan (Canada), Deb. Notes	8.500%		07/15/22		6,055	7,407,311
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	6.500%		02/15/23		9,365	9,645,950
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		17,340	19,472,993
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes	6.550%		04/09/19		7,000	7,315,000
Republic of Austria Government International Bond (Austria), Sr. Unsec’d. Notes	—	%(p)	06/22/22	EUR	2,231	2,789,581
Republic of Austria Government International Bond (Austria), Sr. Unsec’d. Notes, EMTN	1.750	%(cc)	03/04/20	EUR	7,500	9,618,500
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes	7.750%		01/17/38		3,000	4,209,378
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, EMTN	0.328	%(cc)	03/22/18	EUR	7,500	9,307,025
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, EMTN	0.742	%(cc)	10/15/18	EUR	7,500	9,464,765
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, EURIBOR ICE Swap Rate 11:00am (Cap 7.000%, Floor 2.000%), EMTN	2.000	%(c)	06/15/20	EUR	60,070	77,782,834
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	5.375%		06/15/33		7,741	8,941,655
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes(a)	6.875%		09/27/23		111,178	130,756,446

Republic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	3.518	%(s)	03/27/23		4,000	3,315,036
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes, EMTN	3.250%		05/15/19	CHF	2,000	2,249,799
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes, EMTN(a)	4.200%		04/15/20	EUR	84,000	113,862,634
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		03/23/22		24,900	26,885,875
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	6.375%		07/15/19		15,000	15,847,500
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%		07/24/26	EUR	600	813,805
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.850%		09/27/27		20,000	20,248,040
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%		09/16/25		11,600	12,649,800
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	6.875%		05/27/19		26,000	27,270,100
Republic of South Africa Government International Bond (South Africa), Unsec’d. Notes, EMTN	3.800%		09/07/21	JPY	1,600,000	15,742,699
Republic of Trinidad & Tobago	3.750%		06/27/30	JPY	11,000,000	104,609,325
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	2.375%		04/19/27	EUR	6,600	8,399,136
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	3.875%		10/29/35	EUR	19,865	26,948,097
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN(a)	4.875%		01/22/24		2,044	2,214,061
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	3.875%		10/29/35	EUR	24,520	33,262,891
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN	2.375%		10/26/21		1,000	969,920
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	4.750%		05/10/18		56,881	57,182,469
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%		02/18/24		55,410	62,121,038
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.500%		10/26/22		10,000	11,137,500
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%		02/18/24		63,225	70,882,559
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, 144A, MTN	4.000%		03/06/18		14,300	14,302,031
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010%		11/21/44		7,800	7,539,808
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN	4.000%		03/06/18		40,688	40,693,778
State of Minas Gerais (Brazil), Sec’d. Notes	5.333%		02/15/28		26,005	26,395,075
State of Saxony-Anhalt (Germany), Sr. Unsec’d. Notes	1.375%		10/15/19		20,000	19,620,580
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, MTN	1.875%		06/17/19		7,500	7,460,325
Sweden Government International Bond (Sweden), Unsec’d. Notes, 144A, MTN	1.500%		07/25/19		21,000	20,780,256
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	1.625%		06/06/18		44,600	44,556,292
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.000%		05/17/21		7,130	6,907,195
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/20/19		12,600	12,536,068

Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/19/20		3,950	3,901,067
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.500%		06/08/22		2,000	1,967,162
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%		05/17/21		13,300	12,884,388
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22		3,600	3,540,892
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		19,910	20,863,689
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18		5,000	5,033,750
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		14,590	15,646,900
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	500	672,552
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646%		07/06/21		3,260	3,450,319

TOTAL SOVEREIGN BONDS (cost $3,458,376,581)						3,542,932,768

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
Fannie Mae Strips Interest	1.093	%(s)	02/07/18		325	324,885
Fannie Mae Strips Interest	2.276	%(s)	11/15/26		100	75,971
Fannie Mae Strips Interest	2.461	%(s)	05/15/27		18,594	13,894,284
Fannie Mae Strips Interest	3.032	%(s)	11/15/29		237	160,414
Fannie Mae Strips Interest	3.041	%(s)	07/15/30		1,542	1,020,538
Fannie Mae Strips Interest	3.058	%(s)	05/15/30		1,613	1,073,440
Fannie Mae Strips Interest	3.067	%(s)	11/15/30		314	205,096
Fannie Mae Strips Interest	3.077	%(s)	07/15/29		4,091	2,813,389
Fannie Mae Strips Interest	3.088	%(s)	11/15/27		360	263,696
Fannie Mae Strips Principal, MTN	2.567	%(s)	10/08/27		2,275	1,674,915
Fannie Mae Strips Principal, MTN	2.874	%(s)	03/23/28		1,900	1,371,176
Fannie Mae Strips Principal, MTN	3.030	%(s)	05/15/30		12,516	8,332,603
Fannie Mae Strips Principal	3.097	%(s)	01/15/30		2,597	1,750,087
Fannie Mae Strips Principal	3.535	%(s)	07/15/37		2,295	1,177,460
Federal Home Loan Banks	2.250%		10/27/26		7,105	6,614,172
Federal Home Loan Mortgage Corp., MTN	2.316	%(s)	12/11/25		748	589,996
Federal Home Loan Mortgage Corp.	2.500%		03/01/30		2,740	2,701,332
Federal Home Loan Mortgage Corp., MTN	2.550	%(s)	12/17/29		1,485	1,001,812
Federal Home Loan Mortgage Corp., MTN	2.559	%(s)	12/14/29		4,500	3,036,633
Federal Home Loan Mortgage Corp.	4.500%		09/01/39		1,174	1,241,953
Federal Home Loan Mortgage Corp.	5.000%		01/01/39		108	117,249
Federal Home Loan Mortgage Corp.	5.000%		07/01/40		211	227,836
Federal Home Loan Mortgage Corp.	5.500%		06/01/31		3	3,184
Federal Home Loan Mortgage Corp.	5.500%		10/01/33		399	443,722
Federal Home Loan Mortgage Corp.	5.500%		07/01/34		6	6,679
Federal Home Loan Mortgage Corp.	6.000%		10/01/32		20	22,289
Federal Home Loan Mortgage Corp.	6.000%		12/01/32		14	16,064
Federal Home Loan Mortgage Corp.	6.000%		02/01/33		15	16,971
Federal Home Loan Mortgage Corp.	6.000%		11/01/33		138	155,585
Federal Home Loan Mortgage Corp.	6.000%		01/01/34		74	83,176
Federal Home Loan Mortgage Corp.	6.000%		11/01/36		7	7,988
Federal Home Loan Mortgage Corp.	6.000%		12/01/36		3	3,108
Federal Home Loan Mortgage Corp.(k)	6.250%		07/15/32		30,948	42,173,211
Federal Home Loan Mortgage Corp.	6.500%		07/01/32		3	3,138
Federal Home Loan Mortgage Corp.	6.500%		07/01/32		3	3,607

Federal Home Loan Mortgage Corp.	6.500%		08/01/32		2		2,318
Federal Home Loan Mortgage Corp.	6.500%		08/01/32		5		5,384
Federal Home Loan Mortgage Corp.	6.500%		08/01/32		5		5,497
Federal Home Loan Mortgage Corp.	6.500%		08/01/32		5		6,037
Federal Home Loan Mortgage Corp.	6.500%		09/01/32		45		49,833
Federal Home Loan Mortgage Corp.	6.500%		11/01/33		28		31,082
Federal Home Loan Mortgage Corp.(k)	6.750%		03/15/31		52,373		72,803,812
Federal Home Loan Mortgage Corp.	7.000%		09/01/32		32		33,530
Federal Home Loan Mortgage Corp.	8.500%		08/01/24		3		2,819
Federal Home Loan Mortgage Corp.	8.500%		10/01/24		1		968
Federal Home Loan Mortgage Corp.	8.500%		11/01/24		2		1,712
Federal Judiciary Office Building Trust	2.104	%(s)	02/15/24		325		271,240
Federal National Mortgage Assoc.	1.361	%(s)	10/09/19		10,200		9,804,934
Federal National Mortgage Assoc.(k)	1.875%		09/24/26		5,080		4,702,343
Federal National Mortgage Assoc.(k)	2.125%		04/24/26		38,022		36,120,710
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 0.000%)	2.463	%(c)	09/01/40		16		16,229
Federal National Mortgage Assoc.	2.858%		01/01/20		2		2,435
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.251% (Cap N/A, Floor 2.190%)	3.142	%(c)	05/01/36		8		8,038
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap N/A, Floor 2.990%)	3.207	%(c)	05/01/36		15		15,269
Federal National Mortgage Assoc.	3.500%		TBA		16,000		16,121,545
Federal National Mortgage Assoc.	4.000%		TBA		7,500		7,746,973
Federal National Mortgage Assoc.	4.000%		12/01/40		209		218,362
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap N/A, Floor 4.480%)	4.484	%(c)	01/01/28		3		2,871
Federal National Mortgage Assoc.	4.500%		01/01/25		104		108,711
Federal National Mortgage Assoc.	4.500%		02/01/33		12		13,081
Federal National Mortgage Assoc.	4.500%		08/01/33		7		7,762
Federal National Mortgage Assoc.	5.000%		06/01/18		2		2,452
Federal National Mortgage Assoc.	5.000%		07/01/18		2		1,722
Federal National Mortgage Assoc.	5.000%		08/01/18		6		5,765
Federal National Mortgage Assoc.	5.000%		12/01/19		38		38,240
Federal National Mortgage Assoc.	5.000%		03/01/34		962		1,040,664
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	1,700		3,122,299
Federal National Mortgage Assoc.	5.500%		07/01/33		30		33,082
Federal National Mortgage Assoc.	5.500%		08/01/33		1		711
Federal National Mortgage Assoc.	5.500%		10/01/33		83		90,970
Federal National Mortgage Assoc.	5.500%		11/01/33		11		12,470
Federal National Mortgage Assoc.	5.500%		01/01/34		13		13,601
Federal National Mortgage Assoc.	5.500%		04/01/34		33		35,773
Federal National Mortgage Assoc.	5.500%		04/01/34		103		113,797
Federal National Mortgage Assoc.	5.500%		04/01/34		7		7,887
Federal National Mortgage Assoc.	5.500%		05/01/34		5		5,653
Federal National Mortgage Assoc.	5.500%		05/01/34		37		40,697
Federal National Mortgage Assoc.	5.500%		05/01/34		81		87,939
Federal National Mortgage Assoc.	5.500%		03/01/35		1,721		1,891,233
Federal National Mortgage Assoc.	6.000%		09/01/32		—	(r)	252
Federal National Mortgage Assoc.	6.000%		11/01/32		6		6,477
Federal National Mortgage Assoc.	6.000%		03/01/33		3		3,626
Federal National Mortgage Assoc.	6.000%		10/01/33		6		6,257
Federal National Mortgage Assoc.	6.000%		11/01/33		180		201,446
Federal National Mortgage Assoc.	6.000%		02/01/34		206		232,498
Federal National Mortgage Assoc.	6.000%		11/01/34		67		75,398
Federal National Mortgage Assoc.	6.000%		11/01/34		31		34,921
Federal National Mortgage Assoc.	6.000%		01/01/35		77		86,097
Federal National Mortgage Assoc.	6.000%		04/01/36		10		11,429
Federal National Mortgage Assoc.	6.000%		04/01/36		2		1,700

Federal National Mortgage Assoc.	6.000%		04/01/36	14		15,251
Federal National Mortgage Assoc.	6.000%		06/01/37	26		29,004
Federal National Mortgage Assoc.(k)	6.250%		05/15/29	48,064		62,605,475
Federal National Mortgage Assoc.	6.500%		09/01/21	6		7,117
Federal National Mortgage Assoc.	6.500%		07/01/32	16		17,511
Federal National Mortgage Assoc.	6.500%		08/01/32	16		17,839
Federal National Mortgage Assoc.	6.500%		09/01/32	81		89,936
Federal National Mortgage Assoc.	6.500%		09/01/32	49		54,660
Federal National Mortgage Assoc.	6.500%		09/01/32	47		51,741
Federal National Mortgage Assoc.	6.500%		09/01/32	7		8,069
Federal National Mortgage Assoc.	6.500%		10/01/32	39		43,604
Federal National Mortgage Assoc.	6.500%		04/01/33	67		75,294
Federal National Mortgage Assoc.	6.500%		11/01/33	11		11,639
Federal National Mortgage Assoc.(k)	6.625%		11/15/30	56,874		77,944,509
Federal National Mortgage Assoc.	7.000%		03/01/32	1		1,160
Federal National Mortgage Assoc.	7.000%		05/01/32	28		31,154
Federal National Mortgage Assoc.	7.000%		06/01/32	10		10,730
Federal National Mortgage Assoc.(k)	7.125%		01/15/30	7,255		10,171,256
Financing Corp., Sec’d. Notes	9.800%		04/06/18	300		304,722
Freddie Mac Strips Interest	2.095	%(s)	09/15/25	9,000		7,166,379
Freddie Mac Strips Interest	2.692	%(s)	03/15/30	200		133,836
Freddie Mac Strips Interest	3.226	%(s)	01/15/32	1,526		958,340
Freddie Mac Strips Interest	3.247	%(s)	07/15/32	1,550		953,723
Freddie Mac Strips Principal	2.884	%(s)	07/15/32	2,809		1,732,451
Government National Mortgage Assoc.	3.000%		01/15/45	212		209,928
Government National Mortgage Assoc.	3.000%		03/15/45	48		47,961
Government National Mortgage Assoc.	3.000%		03/15/45	427		423,997
Government National Mortgage Assoc.	3.500%		10/15/40	427		435,725
Government National Mortgage Assoc.	4.500%		02/20/41	3,386		3,578,611
Government National Mortgage Assoc.	5.000%		08/20/39	1,041		1,119,927
Government National Mortgage Assoc.	5.500%		08/15/33	14		15,151
Government National Mortgage Assoc.	6.000%		01/15/33	23		26,094
Government National Mortgage Assoc.	6.000%		03/15/33	8		8,797
Government National Mortgage Assoc.	6.000%		05/15/33	10		11,025
Government National Mortgage Assoc.	6.000%		06/15/33	7		7,841
Government National Mortgage Assoc.	6.000%		12/15/33	17		18,970
Government National Mortgage Assoc.	6.500%		09/15/32	64		71,291
Government National Mortgage Assoc.	6.500%		09/15/32	97		107,008
Government National Mortgage Assoc.	6.500%		11/15/33	152		168,579
Government National Mortgage Assoc.	6.500%		11/15/33	63		70,079
Government National Mortgage Assoc.	6.500%		07/15/38	2		2,620
Government National Mortgage Assoc.	8.000%		08/20/31	—	(r)	216
Government National Mortgage Assoc.	8.500%		06/15/30	1		522
Government National Mortgage Assoc.	8.500%		06/15/30	—	(r)	355
Government National Mortgage Assoc.	8.500%		08/20/30	3		3,651
Hashemite Kingdom of Jordan Government AID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	4,962		5,041,479
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	2.240	%(s)	02/15/26	514		402,525
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	2.247	%(s)	11/15/26	3,325		2,526,403
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	2.360	%(s)	11/01/23	2,308		1,968,153
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	2.437	%(s)	08/15/27	6,365		4,648,722
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23	9,290		10,638,973
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/33	10,938		14,228,399
New Valley Generation I, Pass-Through Certificates, Sec’d. Notes	7.299%		03/15/19	1,261		1,296,430
New Valley Generation IV, Pass-Through Certificates, Sec’d. Notes	4.687%		01/15/22	567		595,283
New Valley Generation V, Pass-Through Certificates, Sec’d. Notes	4.929%		01/15/21	916		969,116
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	—	%(p)	07/17/25	34,350		33,811,107
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	—	%(p)	04/09/26	3,000		3,086,759
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	2.090%		05/15/28	3,000		2,856,352
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.000%		10/05/34	7,000		6,829,200

Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.190%		10/05/34	3,000	2,922,209
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.490%		12/20/29	180	182,825
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.820%		12/20/32	117	119,052
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	1.450%		08/15/19	5,560	5,483,372
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	4.375%		03/15/19	8,708	8,921,895
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes	1.716	%(s)	07/15/20	18,640	17,631,019
Residual Funding Corp., Strips Principal, Unsec’d. Notes	1.815	%(s)	10/15/20	65,000	60,909,364
Residual Funding Corp., Strips Principal, Unsec’d. Notes	3.232	%(s)	04/15/30	51,959	35,375,578
Residual Funding Corp., Strips Principal, Unsec’d. Notes, PO	3.161	%(s)	01/15/30	2,075	1,423,738
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	2.516	%(s)	10/15/27	755	562,192
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	2.840	%(s)	04/15/27	8,558	6,475,917
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	2.886	%(s)	07/15/27	6,838	5,135,351
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	3.000	%(s)	01/15/30	452	310,288
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	3.048	%(s)	01/15/27	18,505	14,167,855
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	5,675	5,642,238
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235%		07/15/45	1,022	1,109,445
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	2,459	3,122,898
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	1.901	%(s)	07/15/20	300	282,065
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	2.351	%(s)	09/15/27	2,037	1,490,330
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	2.716	%(s)	06/15/29	1,400	951,871
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.846	%(s)	11/01/25	11,790	9,363,012
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.964	%(s)	05/01/30	15,573	10,240,494
U.S. Department of Housing & Urban Development, U.S. Gov’t. Gtd. Notes	5.450%		08/01/19	978	995,547

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $726,902,563)					698,397,414

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds	2.250%		11/15/24	20,000	19,489,062
U.S. Treasury Bonds	2.750%		08/15/47	49,265	47,367,528
U.S. Treasury Bonds	2.875%		05/15/43	7,745	7,683,887
U.S. Treasury Bonds	2.875%		08/15/45	23,350	23,078,192
U.S. Treasury Bonds(a)(h)	2.875%		11/15/46	54,990	54,270,404
U.S. Treasury Bonds(a)	3.000%		05/15/45	23,955	24,255,373
U.S. Treasury Bonds	3.125%		02/15/43	12,210	12,662,152
U.S. Treasury Bonds	3.625%		08/15/43	18,105	20,396,414
U.S. Treasury Bonds	3.750%		11/15/43	6,695	7,695,327
U.S. Treasury Notes	2.250%		11/15/27	59,586	57,186,267
U.S. Treasury Notes(h)(k)	1.500%		02/28/23	66,900	63,599,426
U.S. Treasury Notes	1.500%		03/31/23	20,000	18,989,844
U.S. Treasury Notes	1.625%		04/30/23	10,000	9,545,313
U.S. Treasury Notes(a)(k)	1.625%		05/31/23	43,555	41,535,477
U.S. Treasury Notes(a)(k)	1.750%		05/15/23	118,670	113,946,377
U.S. Treasury Notes(h)(k)	1.875%		04/30/22	40,000	39,034,375
U.S. Treasury Notes	2.000%		06/30/24	20,100	19,339,969
U.S. Treasury Notes(h)(k)	2.125%		05/15/25	59,125	56,954,004
U.S. Treasury Notes	2.375%		01/31/23	36,640	36,379,512
U.S. Treasury Notes(a)(k)	2.500%		05/15/24	116,095	115,215,218
U.S. Treasury Notes(a)	2.750%		02/15/24	42,160	42,471,259
U.S. Treasury Strips Coupon(k)	1.881	%(s)	05/15/31	13,800	9,414,543
U.S. Treasury Strips Coupon(k)	1.899	%(s)	08/15/29	13,800	9,935,746
U.S. Treasury Strips Coupon(k)	1.969	%(s)	02/15/32	40,000	26,650,944
U.S. Treasury Strips Coupon(k)	2.100	%(s)	11/15/35	27,600	16,394,845
U.S. Treasury Strips Coupon(k)	2.143	%(s)	11/15/28	17,440	12,847,235
U.S. Treasury Strips Coupon(k)	2.174	%(s)	05/15/29	42,370	30,739,231
U.S. Treasury Strips Coupon(k)	2.618	%(s)	11/15/26	42,700	33,429,733
U.S. Treasury Strips Coupon, IO(h)(k)	2.264	%(s)	08/15/40	27,600	14,175,769

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,013,046,610)					984,683,426

	Shares
PREFERRED STOCKS — 0.0%
Banks
Citigroup Capital XIII, 8.137%, 3 Month LIBOR + 6.370%(c)	22,000	595,100
State Street Corp., 5.350%	315,000	8,284,500

TOTAL PREFERRED STOCKS (cost $8,425,000)		8,879,600

	Principal Amount (000)#
COMMON STOCK — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)(a) (cost $2,959,837)	73,017	2,597,215

TOTAL LONG-TERM INVESTMENTS (cost $30,448,019,806)		30,684,143,827

SHORT-TERM INVESTMENTS — 6.6%

	Shares
AFFILIATED MUTUAL FUNDS — 6.5%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)	34,769,007	322,656,390
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	438,475,819	438,475,819
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,272,438,523; includes $1,270,863,136 of cash collateral for securities on loan)(b)(w)	1,272,393,524	1,272,520,764

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,035,314,791)		2,033,652,973

OPTIONS PURCHASED~* — 0.1% (cost $17,716,247)		15,674,866

TOTAL SHORT-TERM INVESTMENTS (cost $2,053,031,038)		2,049,327,839

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.6% (cost $32,501,050,844)		32,733,471,666

OPTIONS WRITTEN~* — (0.1)% (premiums received $21,952,707)		(17,493,154)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.5% (cost $32,479,098,137)		32,715,978,512
Liabilities in excess of other assets(z) — (4.5)%		(1,400,350,165)

NET ASSETS — 100.0%		$31,315,628,347

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $105,288,383 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,244,076,440; cash collateral of $1,270,863,136 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2018.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Options Purchased:

Exchange Traded

Description	Call/Put	Expiration Date	Strike		Contracts		Notional Amount (000)#	Value

1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.38	13,015	GBP	16,269	$173,244
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.13	13,015	GBP	16,269	—
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.50	5,491	GBP	6,864	121,818
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.88	5,491	GBP	6,864	877,094

								$1,172,156

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.40	—	EUR	16,800	$3,125,296
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	15.00	—	EUR	7,900	205,437
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18	17.00	—	EUR	7,900	14,634
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	19.25	—		60,600	549,246
Currency Option USD vs MXN	Call	UBS AG	03/23/18	21.25	—		60,600	36,360
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		41,600	3,302,208
Currency Option EUR vs ZAR	Put	Citigroup Global Markets	04/04/18	14.00	—	EUR	7,900	17,335
Currency Option USD vs MXN	Put	UBS AG	03/23/18	17.75	—		60,600	451,470

								$7,701,986

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1- Year Interest Rate Swap, 11/23/2019	Call	JPMorgan Chase	11/20/18	2.00%	2.00%(S)	3 Month LIBOR(Q)		5,419,480	$875,664.0
1- Year Interest Rate Swap, 11/23/2019	Call	JPMorgan Chase	11/20/18	1.35%	1.35%(S)	3 Month LIBOR(Q)		5,419,480	44,039
CDX.NA.HY.29.V1, 12/20/2022	Call	Goldman Sachs & Co.	02/21/18	$108.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		287,440	1,139,280
CDX.NA.HY.29.V1, 12/20/2022	Call	Deutsche Bank AG	02/21/18	$108.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		230,000	911,614
CDX.NA.HY.29.V1, 12/20/2022	Call	Goldman Sachs & Co.	02/21/18	$108.50	5.00%(Q)	CDX.NA.HY.29.V1(Q)		287,440	404,047
CDX.NA.HY.29.V1, 12/20/2022	Call	Goldman Sachs & Co.	03/21/18	$108.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		328,000	1,339,604
iTraxx.XO.28.V1, 12/20/2022	Call	Goldman Sachs & Co.	02/21/18	EUR 212.50	5.00%(Q)	iTraxx.XO.28.V1(Q)	EUR	172,450	42,980
10- Year Interest Rate Swap, 01/11/2029	Put	Morgan Stanley	01/09/19	0.61%	6 Month JPY LIBOR(S)	0.61%(S)	JPY	10,000,000	301,714
10- Year Interest Rate Swap, 11/19/2037	Put	Morgan Stanley	11/17/27	1.25%	6 Month JPY LIBOR(S)	1.25%(S)	JPY	4,350,000	1,358,599
iTraxx.EUR.28.V1, 12/20/2022	Put	Goldman Sachs & Co.	06/20/18	EUR 110.00	iTraxx.EUR.28.V1(Q)	1.00%(Q)	EUR	1,000,000	225,711
iTraxx.XO.28.V1, 12/20/2022	Put	Citigroup Global Markets	02/21/18	EUR 312.50	iTraxx.XO.28.V1(Q)	5.00%(Q)	EUR	76,950	29,516
iTraxx.XO.28.V1, 12/20/2022	Put	Citigroup Global Markets	04/18/18	EUR 300.00	iTraxx.XO.28.V1(Q)	5.00%(Q)	EUR	30,000	127,956

									$6,800,724

Total Options Purchased									$15,674,866

Options Written:

Exchange Traded

Description	Call/Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value

1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.50	13,015	GBP	16,269	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.00	13,015	GBP	16,269	(115,496)
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.63	5,491	GBP	6,864	(243,637)
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.75	5,491	GBP	6,864	(462,912)

								$(822,045)

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18		3.80	—	EUR	16,800	$(1,096,175)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18		15.00	—	EUR	7,900	(210,480)
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18		17.00	—	EUR	7,900	(17,503)
Currency Option USD vs MXN	Call	UBS AG	03/23/18		19.25	—		60,600	(591,456)
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18		21.25	—		60,600	(44,280)
Currency Option USD vs MXN	Call	UBS AG	01/25/19		20.75	—		41,600	(1,582,880)
Buoni del Tesoro Poliennali, 4.75%, 09/01/28^	Put	Deutsche Bank AG	03/27/18	EUR	121.50	—	EUR	40,000	(244,407)
Comunidad de Madrid, 4.30%, 09/15/26^	Put	Deutsche Bank AG	07/18/18	EUR	86.50	—	EUR	50,000	(420,350)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	04/04/18		3.20	—	EUR	16,800	(89)
Currency Option EUR vs ZAR	Put	Goldman Sachs & Co.	04/04/18		14.00	—	EUR	7,900	(23,909)
Currency Option USD vs MXN	Put	Citigroup Global Markets	03/23/18		17.75	—		60,600	(111,566)
Currency Option USD vs MXN	Put	UBS AG	01/25/19		17.75	—		41,600	(479,596)
Hellenic Republic , 3.90%, 01/30/33	Put	Deutsche Bank AG	02/21/18	EUR	86.50	—	EUR	13,750	—
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	03/02/18	EUR	98.85	—	EUR	25,000	(30,463)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	01/29/21		$76.00	—		50,000	(1,398,202)

									$(6,251,356)

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike		Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18		1.70%	3 Month LIBOR(Q)	1.70%(S)		5,419,480	$(216,501)
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18		1.85%	3 Month LIBOR(Q)	1.85%(S)		5,419,480	(437,083)
10- Year Interest Rate Swap, 01/11/29	Put	Morgan Stanley	01/09/19		0.86%	0.86%(S)	6 Month JPY LIBOR(S)	JPY	10,000,000	(157,492)
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27		1.25%	1.25%(S)	6 Month JPY LIBOR(S)	JPY	4,350,000	(1,358,599)
CDX.NA.HY.29.V1, 12/20/22	Put	Goldman Sachs & Co.	02/21/18		$97.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		200,000	(16,968)
CDX.NA.HY.29.V1, 12/20/22	Put	Deutsche Bank AG	02/21/18		$100.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		230,000	(60,198)
CDX.NA.HY.29.V1, 12/20/22	Put	BNP Paribas	02/21/18		$101.50	5.00%(Q)	CDX.NA.HY.29.V1(Q)		200,250	(61,085)
CDX.NA.HY.29.V1, 12/20/22	Put	Goldman Sachs & Co.	02/21/18		$102.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		287,440	(88,529)
CDX.NA.HY.29.V1, 12/20/22	Put	Goldman Sachs & Co.	02/21/18		$103.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		287,440	(86,431)
CDX.NA.HY.29.V1, 12/20/22	Put	Credit Suisse First Boston Corp.	03/21/18		$100.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		121,630	(84,085)
CDX.NA.HY.29.V1, 12/20/22	Put	Credit Suisse First Boston Corp.	03/21/18		$100.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		100,000	(69,132)
CDX.NA.HY.29.V1, 12/20/22	Put	Goldman Sachs & Co.	03/21/18		$101.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		328,000	(307,613)
CDX.NA.HY.29.V1, 12/20/22	Put	Credit Suisse First Boston Corp.	03/21/18		$102.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		350,000	(373,996)
CDX.NA.HY.29.V1, 12/20/22	Put	Citigroup Global Markets	04/18/18		$100.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		175,000	(266,749)
CDX.NA.HY.29.V1, 12/20/22	Put	Deutsche Bank AG	05/16/18		$99.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		300,000	(631,392)
CDX.NA.HY.29.V1, 12/20/22	Put	BNP Paribas	06/20/18		$96.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		300,000	(689,668)
CDX.NA.HY.29.V1, 12/20/22	Put	Goldman Sachs & Co.	06/20/18		$97.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		119,000	(293,996)
CDX.NA.HY.29.V1, 12/20/22	Put	Deutsche Bank AG	06/20/18		$100.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)		150,000	(511,519)
iTraxx.EUR.28.V1, 12/20/22^	Put	Goldman Sachs & Co.	01/16/19	EUR	110.00	1.00%(Q)	iTraxx.EUR.28.V1(Q)	EUR	500,000	(1,479,041)
iTraxx.EUR.28.V1, 12/20/22^	Put	Goldman Sachs & Co.	01/16/19	EUR	110.00	1.00%(Q)	iTraxx.EUR.28.V1(Q)	EUR	1,000,000	(2,958,081)
iTraxx.XO.28.V1, 12/20/22	Put	Citigroup Global Markets	02/21/18	EUR	350.00	5.00%(Q)	iTraxx.XO.28.V1(Q)	EUR	153,905	(37,094)
iTraxx.XO.28.V1, 12/20/22	Put	Citigroup Global Markets	02/21/18	EUR	375.00	5.00%(Q)	iTraxx.XO.28.V1(Q)	EUR	76,950	(15,250)
iTraxx.XO.28.V1, 12/20/22	Put	Goldman Sachs & Co.	02/21/18	EUR	300.00	5.00%(Q)	iTraxx.XO.28.V1(Q)	EUR	172,450	(87,896)
iTraxx.XO.28.V1, 12/20/22	Put	Citigroup Global Markets	04/18/18	EUR	350.00	5.00%(Q)	iTraxx.XO.28.V1(Q)	EUR	60,000	(131,355)

										$(10,419,753)

Total Options Written										$(17,493,154)

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
98,463	5 Year U.S. Treasury Notes	Mar. 2018	$11,294,783,039	$(169,264,295)
685	10 Year U.K. Gilt	Mar. 2018	118,792,986	(1,937,517)
30,612	10 Year U.S. Treasury Notes	Mar. 2018	3,721,749,563	(65,519,803)
6,506	10 Year U.S. Ultra Treasury Notes	Mar. 2018	847,101,531	(24,711,707)
26,658	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	4,316,929,875	(110,224,523)

				(371,657,845)

	Short Positions:
19,143	2 Year U.S. Treasury Notes	Mar. 2018	4,081,945,641	19,003,212
377	10 Year Japanese Bonds	Mar. 2018	519,104,516	1,850,561
4,151	20 Year U.S. Treasury Bonds	Mar. 2018	613,569,688	18,784,094

				39,637,867

				$(332,019,978)

Securities with a combined market value of $180,406,439 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at January 31, 2018.

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real, Expiring 02/02/18	Barclays Capital Group	BRL	43,209	$13,162,595	$13,562,100	$399,505
Expiring 02/02/18	Citigroup Global Markets	BRL	50,874	15,334,095	15,967,962	633,867
Expiring 02/02/18	UBS AG	BRL	66,356	20,052,500	20,827,284	774,784
Expiring 02/02/18	UBS AG	BRL	50,571	15,272,926	15,872,865	599,939
Expiring 03/02/18	Bank of America	BRL	211,009	66,396,933	66,028,148	(368,785)
Expiring 03/02/18	Citigroup Global Markets	BRL	37,315	11,670,727	11,676,314	5,587
Canadian Dollar, Expiring 04/09/18	Citigroup Global Markets	CAD	40,367	32,875,877	32,844,581	(31,296)
Expiring 04/09/18	Citigroup Global Markets	CAD	33,963	27,429,487	27,634,010	204,523
Expiring 04/09/18	Morgan Stanley	CAD	39,992	32,416,610	32,539,390	122,780
Expiring 04/09/18	UBS AG	CAD	6,699	5,373,768	5,450,809	77,041

Chilean Peso,
Expiring 04/12/18	Goldman Sachs & Co.	CLP	4,819,040	7,919,540	7,986,725	67,185
Expiring 04/12/18	Goldman Sachs & Co.	CLP	11,176,442	18,500,062	18,523,020	22,958
Chinese Renminbi,
Expiring 04/24/18	Citigroup Global Markets	CNH	39,349	6,082,100	6,218,163	136,063
Expiring 04/24/18	Citigroup Global Markets	CNH	149,480	22,940,076	23,621,474	681,398
Czech Koruna,
Expiring 04/09/18	BNP Paribas	CZK	478,382	22,761,650	23,588,511	826,861
Expiring 04/09/18	Citigroup Global Markets	CZK	478,382	22,757,860	23,588,511	830,651
Expiring 04/09/18	Toronto Dominion	CZK	958,759	44,999,503	47,275,453	2,275,950
Hungarian Forint,
Expiring 04/24/18	Deutsche Bank AG	HUF	10,977,206	43,679,939	44,130,386	450,447
Indian Rupee,
Expiring 04/24/18	Goldman Sachs & Co.	INR	1,053,116	16,402,396	16,381,994	(20,402)
Expiring 04/24/18	JPMorgan Chase	INR	2,830,072	43,846,496	44,023,860	177,364
Expiring 04/24/18	Morgan Stanley	INR	2,300,555	35,639,886	35,786,825	146,939
Expiring 04/24/18	UBS AG	INR	1,329,499	20,629,182	20,681,341	52,159
Indonesian Rupiah,
Expiring 02/12/18	Deutsche Bank AG	IDR	785,498,664	57,478,316	58,623,336	1,145,020
Expiring 02/12/18	Morgan Stanley	IDR	433,722,379	31,697,669	32,369,569	671,900
Expiring 04/16/18	Barclays Capital Group	IDR	122,462,812	9,126,756	9,097,885	(28,871)
Japanese Yen,
Expiring 04/26/18	Citigroup Global Markets	JPY	2,544,411	23,256,700	23,424,328	167,628
Expiring 04/26/18	Citigroup Global Markets	JPY	1,804,929	16,583,000	16,616,513	33,513
Mexican Peso,
Expiring 03/27/18	Bank of America	MXN	655,821	34,885,016	34,925,706	40,690
Expiring 03/27/18	Citigroup Global Markets	MXN	493,558	24,810,000	26,284,392	1,474,392
Expiring 03/27/18	Citigroup Global Markets	MXN	445,461	23,125,078	23,723,028	597,950
Expiring 03/27/18	Toronto Dominion	MXN	218,086	11,670,728	11,614,152	(56,576)
Expiring 03/27/18	UBS AG	MXN	210,429	11,248,052	11,206,362	(41,690)
Expiring 01/29/19	UBS AG	MXN	430,334	21,772,000	21,755,738	(16,262)
Expiring 01/29/19	UBS AG	MXN	392,178	19,828,000	19,826,723	(1,277)
New Taiwanese Dollar,
Expiring 02/05/18	Barclays Capital Group	TWD	401,060	13,737,300	13,763,388	26,088
Expiring 02/05/18	Morgan Stanley	TWD	684,554	23,162,040	23,492,178	330,138
New Zealand Dollar,
Expiring 04/09/18	Citigroup Global Markets	NZD	8,105	5,827,323	5,968,831	141,508
Expiring 04/09/18	UBS AG	NZD	62,752	45,389,754	46,215,141	825,387
Norwegian Krone,
Expiring 04/24/18	Citigroup Global Markets	NOK	477,893	60,998,564	62,155,396	1,156,832
Philippine Peso,
Expiring 03/15/18	Barclays Capital Group	PHP	563,219	11,122,027	10,958,649	(163,378)
Polish Zloty,
Expiring 04/24/18	Citigroup Global Markets	PLN	124,072	36,447,672	37,119,549	671,877
Expiring 04/24/18	Deutsche Bank AG	PLN	117,878	34,660,205	35,266,467	606,262
Russian Ruble,
Expiring 04/09/18	Barclays Capital Group	RUB	1,052,546	18,273,692	18,567,401	293,709
Expiring 04/09/18	Deutsche Bank AG	RUB	2,473,461	42,855,722	43,632,985	777,263

Singapore Dollar,
Expiring 02/13/18	Barclays Capital Group	SGD	42,965	32,559,348	32,760,849	201,501
Expiring 02/13/18	BNP Paribas	SGD	50,019	37,662,200	38,139,522	477,322
Expiring 02/13/18	Citigroup Global Markets	SGD	30,540	23,007,830	23,286,812	278,982
Expiring 02/13/18	Citigroup Global Markets	SGD	30,482	22,948,300	23,242,553	294,253
Expiring 02/13/18	Citigroup Global Markets	SGD	30,473	22,948,303	23,235,347	287,044
Expiring 02/13/18	Citigroup Global Markets	SGD	22,905	17,506,091	17,464,664	(41,427)
Expiring 02/13/18	Citigroup Global Markets	SGD	18,311	13,804,698	13,962,340	157,642
South African Rand,
Expiring 03/12/18	Citigroup Global Markets	ZAR	244,108	20,289,400	20,487,244	197,844
Expiring 03/12/18	Citigroup Global Markets	ZAR	207,772	16,998,273	17,437,650	439,377
Expiring 03/12/18	Citigroup Global Markets	ZAR	75,537	6,207,563	6,339,624	132,061
Expiring 03/12/18	JPMorgan Chase	ZAR	286,849	23,221,469	24,074,361	852,892
South Korean Won,
Expiring 02/13/18	Barclays Capital Group	KRW	19,041,367	17,462,736	17,834,392	371,656
Expiring 02/13/18	Citigroup Global Markets	KRW	19,039,622	17,462,737	17,832,758	370,021
Swedish Krona,
Expiring 04/24/18	Bank of America	SEK	9,867	1,234,930	1,259,290	24,360
Expiring 04/24/18	Citigroup Global Markets	SEK	255,752	32,416,610	32,641,211	224,601
Swiss Franc,
Expiring 04/26/18	Citigroup Global Markets	CHF	34,776	37,457,350	37,613,613	156,263
Thai Baht,
Expiring 02/09/18	Citigroup Global Markets	THB	1,455,643	45,194,655	46,485,154	1,290,499
Expiring 02/09/18	UBS AG	THB	569,806	17,462,737	18,196,427	733,690

				$1,529,945,052	$1,553,111,254	$23,166,202

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/09/18	Toronto Dominion	AUD	52,951	$41,526,200	$42,660,630	$(1,134,430)
Brazilian Real,
Expiring 02/02/18	Bank of America	BRL	211,009	66,585,502	66,230,212	355,290
British Pound,
Expiring 04/26/18	UBS AG	GBP	123,615	176,055,868	176,098,650	(42,782)
Chinese Renminbi,
Expiring 04/24/18	Citigroup Global Markets	CNH	150,516	22,889,663	23,785,249	(895,586)
Expiring 04/24/18	Citigroup Global Markets	CNH	43,665	6,836,565	6,900,162	(63,597)
Euro,
Expiring 04/06/18	Citigroup Global Markets	EUR	25,353	30,315,602	31,614,107	(1,298,505)
Expiring 04/26/18	Bank of America	EUR	26,482	32,611,852	33,065,507	(453,655)
Expiring 04/26/18	Goldman Sachs & Co.	EUR	251,116	312,830,550	313,538,798	(708,248)
Expiring 04/26/18	UBS AG	EUR	1,313,609	1,637,774,475	1,640,146,062	(2,371,587)

Indonesian Rupiah,
Expiring 02/12/18	Barclays Capital Group	IDR	239,139,949	17,570,900	17,847,493	(276,593)
Israeli Shekel,
Expiring 04/24/18	Citigroup Global Markets	ILS	55,107	16,208,305	16,178,337	29,968
Expiring 04/24/18	Deutsche Bank AG	ILS	140,404	41,219,529	41,219,894	(365)
Japanese Yen,
Expiring 04/26/18	Citigroup Global Markets	JPY	3,562,709	32,794,072	32,798,969	(4,897)
Mexican Peso,
Expiring 03/27/18	UBS AG	MXN	492,452	26,204,000	26,225,494	(21,494)
Expiring 03/27/18	UBS AG	MXN	425,696	22,638,000	22,670,433	(32,433)
New Taiwanese Dollar,
Expiring 02/05/18	Citigroup Global Markets	TWD	598,034	19,897,323	20,523,023	(625,700)
Expiring 02/05/18	UBS AG	TWD	598,034	19,947,763	20,523,023	(575,260)
Expiring 04/16/18	Barclays Capital Group	TWD	268,491	9,126,757	9,247,075	(120,318)
New Zealand Dollar,
Expiring 04/09/18	Citigroup Global Markets	NZD	6,619	4,790,398	4,874,436	(84,038)
Norwegian Krone,
Expiring 04/24/18	Citigroup Global Markets	NOK	275,324	35,106,400	35,809,000	(702,600)
Philippine Peso,
Expiring 03/15/18	Barclays Capital Group	PHP	1,177,327	23,162,041	22,907,426	254,615
Expiring 03/15/18	Barclays Capital Group	PHP	1,047,745	20,289,400	20,386,130	(96,730)
Expiring 03/15/18	Barclays Capital Group	PHP	701,839	13,737,300	13,655,784	81,516
Expiring 03/15/18	Barclays Capital Group	PHP	601,820	12,034,000	11,709,712	324,288
Russian Ruble,
Expiring 04/09/18	Citigroup Global Markets	RUB	1,749,043	30,488,400	30,853,926	(365,526)
Singapore Dollar,
Expiring 02/13/18	Citigroup Global Markets	SGD	100,301	73,758,674	76,478,833	(2,720,159)
South African Rand,
Expiring 03/12/18	Citigroup Global Markets	ZAR	309,993	22,422,655	26,016,805	(3,594,150)
Expiring 03/12/18	Citigroup Global Markets	ZAR	283,567	22,768,746	23,798,892	(1,030,146)
Expiring 03/12/18	Citigroup Global Markets	ZAR	283,503	22,768,746	23,793,541	(1,024,795)
Expiring 03/12/18	Citigroup Global Markets	ZAR	231,506	18,164,436	19,429,586	(1,265,150)
Expiring 03/12/18	Morgan Stanley	ZAR	551,197	40,178,545	46,260,360	(6,081,815)
Swiss Franc,
Expiring 04/26/18	Deutsche Bank AG	CHF	143,640	152,977,375	155,361,506	(2,384,131)

Turkish Lira,
Expiring 03/12/18	Goldman Sachs & Co.	TRY	1,731	439,836	455,460	(15,624)

				$3,026,119,878	$3,053,064,515	(26,944,637)

						$(3,778,435)

Cross currency exchange contracts outstanding at January 31, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/06/18	Buy	BRL	25,257	EUR	6,955	$(798,054)	Citigroup Global Markets
04/06/18	Buy	ZAR	54,366	EUR	3,416	285,586	Goldman Sachs & Co.
04/06/18	Buy	EUR	4,057	ZAR	60,799	(24,142)	Citigroup Global Markets
04/09/18	Buy	CAD	28,490	EUR	19,093	(631,507)	Hong Kong & Shanghai Bank
04/09/18	Buy	EUR	40,326	CAD	61,170	523,742	JPMorgan Chase
04/26/18	Buy	CHF	66,146	EUR	57,230	87,202	Citigroup Global Markets

						$(557,173)

Credit default swap agreements outstanding at January 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on corporate and/or sovereign issues—Buy Protection(1)*:
Federation of Malaysia	12/20/21	1.000%(Q)	4,000	0.444%	$(87,369)	$6,334	$(93,703)	Deutsche Bank AG
Federation of Russia	12/20/21	1.000%(Q)	11,000	0.820%	(86,178)	17,416	(103,594)	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	9,000	0.420%	(204,898)	14,250	(219,148)	Deutsche Bank AG
Republic of Argentina	12/20/21	1.000%(Q)	3,000	1.908%	94,972	4,666	90,306	Deutsche Bank AG
Republic of Brazil	12/20/21	1.000%(Q)	15,000	1.096%	35,044	23,750	11,294	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%(Q)	3,000	0.307%	(81,201)	4,750	(85,951)	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%(Q)	3,000	0.645%	(43,080)	4,750	(47,830)	Deutsche Bank AG
Republic of Indonesia	12/20/21	1.000%(Q)	4,000	0.623%	(60,607)	6,334	(66,941)	Deutsche Bank AG
Republic of Mexico	12/20/21	1.000%(Q)	11,000	0.733%	(121,939)	17,417	(139,356)	Deutsche Bank AG
Republic of Panama	12/20/21	1.000%(Q)	3,000	0.399%	(70,765)	4,750	(75,515)	Deutsche Bank AG
Republic of Peru	12/20/21	1.000%(Q)	3,000	0.466%	(63,200)	4,750	(67,950)	Deutsche Bank AG
Republic of Philippines	12/20/21	1.000%(Q)	3,000	0.456%	(64,122)	4,750	(68,872)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%(Q)	10,000	1.108%	27,940	15,833	12,107	Deutsche Bank AG
Republic of Turkey	12/20/21	1.000%(Q)	15,000	1.310%	152,381	23,750	128,631	Deutsche Bank AG

					$(573,022)	$153,500	$(726,522)

OTC credit default swaps on credit indices—Sell Protection(2)*:
CDX.EM.26.V1	12/20/21	1.000%(Q)	97,000	N/A	$509,873	$(299,083)	$808,956	Deutsche Bank AG

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund sold protection on an Emerging Market CDX Index and bought protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	03/02/18	1.500%(M)	5,141	$214	$—	$214	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	02/27/18	1.500%(M)	779	972	—	972	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	02/27/18	1.500%(M)	621	775	—	775	Goldman Sachs & Co.

Bank of America Prime Mortgage	03/02/18	1.500%(M)	17,709	738	—	738	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	03/02/18	1.500%(M)	11,241	468	—	468	Goldman Sachs & Co.
Chase Mortgage	03/02/18	1.500%(M)	8,522	355	—	355	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	03/02/18	1.500%(M)	4,502	188	—	188	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	5,502	6,868	—	6,868	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	4,890	6,104	—	6,104	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	2,202	2,749	—	2,749	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	1,448	1,807	—	1,807	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	1,434	1,790	—	1,790	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	966	1,205	—	1,205	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	859	1,072	—	1,072	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	02/27/18	1.500%(M)	1,424	1,777	—	1,777	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/27/18	1.500%(M)	3,601	4,495	—	4,495	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/27/18	1.500%(M)	1,772	2,212	—	2,212	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/27/18	1.500%(M)	183	228	—	228	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	7,249	9,049	—	9,049	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	6,385	7,971	—	7,971	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	2,674	3,338	—	3,338	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	2,368	2,956	—	2,956	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	2,131	2,660	—	2,660	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	1,836	2,292	—	2,292	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	1,247	1,556	—	1,556	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	1,016	1,268	—	1,268	Goldman Sachs & Co.
GSAMP Home Equity	03/02/18	1.500%(M)	3,441	143	—	143	Goldman Sachs & Co.
GSAMP Trust	03/02/18	1.500%(M)	2,273	95	—	95	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	3,439	4,293	—	4,293	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	2,821	3,521	—	3,521	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	2,219	2,770	—	2,770	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	929	1,159	—	1,159	Goldman Sachs & Co.

Lehman Home Equity	03/02/18	1.500%(M)	8,016	334	—	334	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	5,338	6,664	—	6,664	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	2,198	2,744	—	2,744	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	1,670	2,084	—	2,084	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	1,426	1,780	—	1,780	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	1,261	1,574	—	1,574	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	1,060	1,323	—	1,323	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	1,052	1,313	—	1,313	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	636	793	—	793	Goldman Sachs & Co.
Morgan Stanley Home Equity	03/02/18	1.500%(M)	3,487	145	—	145	Goldman Sachs & Co.
Morgan Stanley ReREMIC Trust	03/02/18	1.500%(M)	5,020	209	—	209	Goldman Sachs & Co.
New Century Home Equity	03/02/18	1.500%(M)	6,454	269	—	269	Goldman Sachs & Co.
New Century Home Equity	03/02/18	1.500%(M)	5,349	223	—	223	Goldman Sachs & Co.
New Century Home Equity	03/02/18	1.500%(M)	4,271	178	—	178	Goldman Sachs & Co.
Option One Home Equity	03/02/18	1.500%(M)	12,092	504	—	504	Goldman Sachs & Co.
Option One Home Equity	03/02/18	1.500%(M)	4,640	193	—	193	Goldman Sachs & Co.
Option One Home Equity	03/02/18	1.500%(M)	3,746	156	—	156	Goldman Sachs & Co.
Soundview Home Equity Loan Trust	03/02/18	1.500%(M)	11,182	466	—	466	Goldman Sachs & Co.
Structured Agency Credit Risk	03/02/18	1.500%(M)	6,635	276	—	276	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	02/27/18	1.500%(M)	2,289	2,857	—	2,857	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/27/18	1.500%(M)	1,091	1,362	—	1,362	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/27/18	1.500%(M)	664	829	—	829	Goldman Sachs & Co.

				$103,364	$—	$103,364

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%(Q)	25,530	0.292%	$369,163	$537,494	$168,331
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	23,015	0.365%	(1,735,106)	503,325	2,238,431
AT&T, Inc.	06/20/21	1.000%(Q)	53,920	0.382%	388,605	1,148,628	760,023
Barrick Gold Corp.	06/20/21	1.000%(Q)	20,265	0.306%	(526,870)	483,269	1,010,139
CIT Group, Inc.	06/20/18	5.000%(Q)	63,175	0.070%	4,038,057	1,580,905	(2,457,152)

Devon Energy Corp.	06/20/20	1.000%(Q)	5,785	0.137%	(477,430)	123,865	601,295
Eastman Chemical Co.	06/20/21	1.000%(Q)	34,085	0.191%	327,901	943,352	615,451
Ford Motor Co.	06/20/21	5.000%(Q)	84,000	0.505%	14,612,255	12,752,563	(1,859,692)
General Motors Co.	06/20/19	5.000%(Q)	25,315	0.125%	2,849,716	1,849,266	(1,000,450)

					$19,846,291	$19,922,667	$76,376

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Republic of Argentina	06/20/18	5.000%(Q)	6,650	0.664%	$(150,951)	$(285,192)	$134,241	BNP Paribas
Republic of Argentina	12/20/19	5.000%(Q)	15,000	1.052%	(1,181,914)	(1,151,683)	(30,231)	Barclays Capital Group
Republic of Italy	12/20/21	1.000%(Q)	50,000	0.525%	(939,227)	1,084,472	(2,023,699)	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/21	1.000%(Q)	10,000	1.108%	27,941	179,437	(151,496)	Citigroup Global Markets

					$(2,244,151)	$(172,966)	$(2,071,185)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Hellenic Republic	12/20/18	1.000%(Q)	10,000	1.503%	(31,649)	(62,261)	30,612	Barclays Capital Group
Hellenic Republic	03/20/19	1.000%(Q)	8,000	1.706%	$(53,493)	$(250,000)	$196,507	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	2,470	2.809%	(171,785)	(426,350)	254,565	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	5,580	2.809%	(388,080)	(990,450)	602,370	Goldman Sachs & Co.
Hellenic Republic	12/20/22	1.000%(Q)	4,900	2.923%	(397,482)	(485,860)	88,378	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	20,000	3.080%	(2,180,608)	(4,525,000)	2,344,392	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	13,130	3.080%	(1,431,569)	(2,839,362)	1,407,793	Barclays Capital Group
Husky Energy, Inc.	06/20/20	1.000%(Q)	13,690	0.607%	141,441	(563,759)	705,200	Morgan Stanley
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	3,700	0.573%	63,235	(70,318)	133,553	Barclays Capital Group
People’s Republic of China	03/20/22	1.000%(Q)	20,000	0.455%	452,470	(315,815)	768,285	Deutsche Bank AG

Petroleo Brasileiro SA	06/20/18	1.000%(Q)	29,510	0.379%	105,950	(2,262,671)	2,368,621	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%(Q)	10,780	0.463%	64,085	5,701	58,384	Citigroup Global Markets
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	1.943%	(580,458)	(1,063,675)	483,217	Barclays Capital Group
Republic of Argentina	03/20/18	5.000%(Q)	73,900	0.569%	875,952	852,975	22,977	Hong Kong & Shanghai Bank
Republic of Argentina	03/20/18	5.000%(Q)	20,085	0.569%	238,072	189,926	48,146	Hong Kong & Shanghai Bank
Republic of Argentina	06/20/18	5.000%(Q)	20,000	0.664%	453,987	371,079	82,908	Hong Kong & Shanghai Bank
Republic of Bulgaria	06/20/20	1.000%(Q)	5,000	0.249%	93,914	60,401	33,513	Citigroup Global Markets
Republic of Colombia	12/20/26	1.000%(Q)	22,275	1.585%	(956,086)	(2,031,230)	1,075,144	Citigroup Global Markets
Republic of Hungary	06/20/20	1.000%(Q)	50,000	0.305%	872,804	776,955	95,849	Citigroup Global Markets
Republic of Indonesia	12/20/21	1.000%(Q)	49,750	0.623%	753,802	(1,167,237)	1,921,039	Citigroup Global Markets
Republic of Ireland	06/20/23	1.000%(Q)	13,000	0.244%	512,637	176,251	336,386	Goldman Sachs & Co.
Republic of Italy	12/20/18	1.000%(Q)	10,000	0.184%	84,154	71,446	12,708	JPMorgan Chase
Republic of Italy	09/20/20	1.000%(Q)	29,050	0.677%	274,453	134,779	139,674	JPMorgan Chase
Republic of Italy	09/20/20	1.000%(Q)	15,500	0.677%	146,438	44,649	101,789	JPMorgan Chase
Republic of Italy	06/20/21	1.000%(Q)	25,000	0.786%	202,521	(331,366)	533,887	JPMorgan Chase
Republic of Italy	12/20/21	1.000%(Q)	50,000	0.843%	347,292	(1,381,930)	1,729,222	Hong Kong & Shanghai Bank
Republic of Panama	06/20/22	1.000%(Q)	4,800	0.489%	108,000	41,586	66,414	Citigroup Global Markets
Republic of Portugal	12/20/22	1.000%(Q)	23,500	0.713%	335,595	(466,710)	802,305	Citigroup Global Markets
Republic of Trinidad and Tobago	03/20/20	1.000%(Q)	5,000	0.744%	32,633	(53,065)	85,698	Citigroup Global Markets
Republic of Uruguay	06/20/21	1.000%(Q)	750	1.148%	(2,668)	(10,543)	7,875	Citigroup Global Markets
Russian Federation	12/20/26	1.000%(Q)	16,000	1.724%	(846,152)	(1,472,990)	626,838	Citigroup Global Markets
United Mexican States	12/20/18	1.000%(Q)	25,000	0.309%	182,751	159,134	23,617	Citigroup Global Markets

					$(697,844)	$(17,885,710)	$17,187,866

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	131,000	$(529,809)	$1,504,884	$(2,034,693)	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.23.V3	06/20/20	1.000%(Q)	7,360	$85,988	$80,960	$5,028	Citigroup Global Markets
CDX.EM.26.V2	12/20/21	1.000%(Q)	9,215	48,438	63,584	(15,146)	Citigroup Global Markets
CMBX.NA.6.AA	05/11/63	1.500%(M)	50,000	35,651	(24,747)	60,398	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	11,408	(58,297)	69,705	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	18,000	12,835	(25,500)	38,335	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	13,500	9,626	(8,438)	18,064	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	27,000	19,252	315,790	(296,538)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	44,500	31,730	(2,723,917)	2,755,647	Credit Suisse First Boston Corp.

				$254,928	$(2,380,565)	$2,635,493

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
15,445	3 Month LIBOR(Q)	CHF	15,000	3 Month CHF LIBOR minus 32.125 bps(Q)	Citigroup Global Markets	01/16/20	$(661,647)	$—	$(661,647)
104,264	3 Month LIBOR plus 35.50 bps(Q)	EUR	87,360	(0.150%)(A)	Citigroup Global Markets	04/15/20	(4,104,187)	—	(4,104,187)
79,384	3 Month LIBOR(Q)	EUR	65,000	3 Month EURIBOR minus 32.40bps(Q)	Citigroup Global Markets	01/19/21	(1,278,326)	—	(1,278,326)

	14,156	3 Month LIBOR plus 62.75 bps(Q)	JPY	1,600,000	0.070%(S)	Citigroup Global Markets	09/07/21	(455,662)	—	(455,662)
	97,726	3 Month LIBOR plus 70.50 bps(Q)	JPY	11,000,000	3 Month JPY LIBOR(Q)	Citigroup Global Markets	06/27/30	(3,590,977)	—	(3,590,977)
	17,880	3 Month LIBOR(Q)	EUR	15,000	(0.458)%(A)	JPMorgan Chase	09/18/19	(717,659)	—	(717,659)
	12,037	3 Month LIBOR(Q)	EUR	10,800	(0.613)%(A)	JPMorgan Chase	02/22/20	(1,240,049)	—	(1,240,049)
	4,441	3 Month LIBOR(Q)	JPY	500,000	(0.556)%(S)	JPMorgan Chase	06/16/21	(119,273)	—	(119,273)
JPY	60,007,300	3 Month JPY LIBOR minus 52 bps(Q)		527,249	3 Month LIBOR(Q)	UBS AG	11/10/18	19,357,345	—	19,357,345
	527,249	3 Month LIBOR(Q)	JPY	60,007,300	3 Month JPY LIBOR minus 57.250 bps(Q)	UBS AG	11/10/19	(19,053,574)	—	(19,053,574)

								$(11,864,009)	$—	$(11,864,009)

Inflation Swap Agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
EUR	92,710	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(911,131)	$(911,131)
EUR	91,565	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(841,759)	(841,759)
EUR	46,295	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	783,645	783,645
EUR	44,575	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	672,149	672,149
GBP	25,010	07/15/32	3.513%(T)	U.K. Retail Price Index(2)(T)	—	130,703	130,703
GBP	26,525	07/15/37	3.515%(T)	U.K. Retail Price Index(2)(T)	—	(348,377)	(348,377)
GBP	36,150	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(172,954)	(749,424)	(576,470)
GBP	13,265	07/15/47	3.458%(T)	U.K. Retail Price Index(1)(T)	(849,751)	591,820	1,441,571
GBP	8,000	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	280,345	280,345
GBP	4,650	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	143,235	143,235
GBP	7,135	07/15/57	3.325%(T)	U.K. Retail Price Index(1)(T)	—	532,322	532,322
GBP	11,885	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	321,678	321,678
GBP	2,900	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(179,688)	(179,688)
	88,880	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,066	(1,665,289)	(1,667,355)

					$(1,020,639)	$(1,239,771)	$(219,132)

Interest rate swap agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
AUD	36,360	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	$(18,771)	$(140,679)	$(121,908)
BRL	1,117,277	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	—	(1,381,041)	(1,381,041)
BRL	675,848	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	—	(842,096)	(842,096)
BRL	261,533	01/02/19	7.350%(T)	1 Day BROIS(1)(T)	—	(385,741)	(385,741)

BRL	650,587	01/02/19	7.350%(T)	1 Day BROIS(1)(T)	—	(1,023,836)	(1,023,836)
BRL	507,686	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	—	391,666	391,666
BRL	834,675	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	732,057	732,057
BRL	198,266	01/04/21	8.680%(T)	1 Day BROIS(2)(T)	—	197,606	197,606
BRL	243,117	01/04/21	8.870%(T)	1 Day BROIS(2)(T)	—	676,918	676,918
BRL	424,175	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(3,585,684)	(3,585,684)
BRL	411,952	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(4,044,445)	(4,044,445)
BRL	272,628	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	4,122,961	4,122,961
BRL	226,806	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	3,557,059	3,557,059
BRL	263,243	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	4,754,986	4,754,986
BRL	540,081	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	10,065,482	10,065,482
BRL	60,286	01/02/23	9.230%(T)	1 Day BROIS(1)(T)	—	(70,943)	(70,943)
BRL	151,685	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	(244,121)	(244,121)
BRL	253,502	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	(546,407)	(546,407)
BRL	108,516	01/02/23	9.735%(T)	1 Day BROIS(2)(T)	—	558,300	558,300
BRL	43,767	01/02/23	10.400%(T)	1 Day BROIS(2)(T)	—	960,831	960,831
BRL	176,125	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	2,047,683	2,047,683
BRL	172,067	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	2,528,494	2,528,494
CAD	709,270	07/26/19	1.605%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	66,987	(4,197,136)	(4,264,123)
CZK	2,131,125	07/03/22	0.820%(A)	6 Month PRIBOR(2)(S)	—	(3,890,530)	(3,890,530)
CZK	1,095,215	07/03/27	1.115%(A)	6 Month PRIBOR(1)(S)	2,052	3,882,841	3,880,789
EUR	166,280	05/11/19	(0.144%)(A)	6 Month EURIBOR(1)(S)	(137,541)	(163,422)	(25,881)
EUR	470,000	05/11/20	(0.054%)(A)	6 Month EURIBOR(1)(S)	(453,554)	(394,507)	59,047
EUR	55,010	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(134,503)	(9,677)	124,826
EUR	397,310	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(153,926)	3,000,724	3,154,650
EUR	80,100	07/03/22	0.182%(A)	6 Month EURIBOR(1)(S)	—	690,504	690,504
EUR	77,135	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	467,097	1,246,943	779,846
EUR	29,095	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	(61,580)	162,188	223,768
EUR	77,600	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(113,248)	573,893	687,141
EUR	115,405	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	3,109,651	(854,733)	(3,964,384)
EUR	40,470	07/03/27	0.795%(A)	6 Month EURIBOR(2)(S)	—	(768,155)	(768,155)
EUR	1,545	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	23,716	53,120	29,404
EUR	30,670	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(7,333)	173,979	181,312
EUR	29,390	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	1,087,333	1,395,160	307,827
EUR	30,000	05/11/32	1.100%(A)	6 Month EURIBOR(1)(S)	583,585	897,174	313,589
EUR	162,240	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	518,070	518,070
EUR	162,240	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(826,955)	(826,955)
EUR	148,310	01/08/33	1.915%(A)	6 Month EURIBOR(2)(S)	(1)	(855,343)	(855,342)
EUR	3,405	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	154,867	199,473	44,606
EUR	27,040	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	1,963,022	1,864,369	(98,653)
EUR	6,910	05/11/36	1.050%(A)	6 Month EURIBOR(1)(S)	565,965	539,113	(26,852)
EUR	48,000	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	1,823,029	1,955,610	132,581
EUR	227,805	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	629,851	629,851
EUR	227,805	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(25,872)	(1,363,697)	(1,337,825)
EUR	149,500	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	1,238,441	1,238,441
EUR	149,500	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(1,159,028)	(1,159,028)
EUR	10,000	05/11/38	1.350%(A)	6 Month EURIBOR(1)(S)	234,791	238,218	3,427
EUR	17,905	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	785,417	677,379	(108,038)
EUR	97,800	01/10/48	1.829%(A)	6 Month EURIBOR(1)(S)	—	(602,675)	(602,675)
EUR	30,015	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	313,294	313,294
EUR	30,015	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(327,737)	(327,737)
GBP	5,241,685	02/08/18	0.442%(T)	1 Day SONIA(1)(T)	—	233,624	233,624
GBP	26,120	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	311,296	504,188	192,892
GBP	71,455	12/07/27	1.350%(S)	6 Month GBP LIBOR(1)(S)	23,071	2,231,202	2,208,131
GBP	30,690	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	139,626	139,626
GBP	120,770	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	28,456	(941,385)	(969,841)

GBP	36,880	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(257,138)	(257,138)
GBP	67,635	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	132,536	132,536
JPY	57,556,580	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(781,552)	(3,217,796)	(2,436,244)
SGD	185,165	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	(188,824)	381,263	570,087
SGD	94,340	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	260,537	(107,953)	(368,490)
	261,215	02/21/18	0.941%(T)	1 Day USOIS(1)(T)	738	462,893	462,155
	580,000	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	1,616	4,964,863	4,963,247
	199,390	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	598	1,522,792	1,522,194
	496,320	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	1,430,437	1,430,437
	932,595	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	2,248	5,330,634	5,328,386
	1,402,075	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(77,008)	10,377,490	10,454,498
	845,800	03/24/19	1.331%(A)	1 Day USOIS(1)(A)	—	3,450,394	3,450,394
	316,490	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	1,097,403	1,097,403
	263,553	03/31/19	1.432%(A)	1 Day USOIS(1)(A)	—	910,436	910,436
	460,261	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	(263,700)	2,342,512	2,606,212
	637,545	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(312,393)	3,070,081	3,382,474
	55,015	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	313,231	313,231
	1,171,070	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	11,968,036	11,968,036
	1,323,545	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	372,736	5,424,117	5,051,381
	2,575,970	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	1,928,660	10,860,897	8,932,237
	1,381,520	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	407,820	3,218,098	2,810,278
	273,565	04/04/20	— (3)(S)	— (3)(S)	—	691	691
	152,825	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	1,852,265	1,852,265
	142,040	04/04/22	— (4)(S)	— (4)(S)	—	30,085	30,085
	106,365	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	1,175,169	1,175,169
	727,965	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(24,417,273)	(24,417,273)
	38,165	12/31/22	1.406%(S)	3 Month LIBOR(1)(Q)	285	2,097,789	2,097,504
	42,000	12/31/22	1.412%(S)	3 Month LIBOR(1)(Q)	379	2,298,297	2,297,918
	3,750	12/31/22	1.480%(S)	3 Month LIBOR(1)(Q)	171	193,031	192,860
	57,785	12/31/22	1.495%(S)	3 Month LIBOR(1)(Q)	436	2,933,789	2,933,353
	105,000	04/05/23	1.424%(S)	3 Month LIBOR(1)(Q)	723	5,668,555	5,667,832
	112,765	05/31/23	1.394%(S)	3 Month LIBOR(1)(Q)	766	6,868,406	6,867,640
	112,765	05/31/23	1.395%(S)	3 Month LIBOR(1)(Q)	766	6,862,044	6,861,278
	111,950	05/31/23	1.513%(S)	3 Month LIBOR(1)(Q)	761	6,128,904	6,128,143
	107,725	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	738	5,532,846	5,532,108
	24,220	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	(46,449)	1,241,192	1,287,641
	64,340	05/31/23	1.584%(S)	3 Month LIBOR(1)(Q)	501	3,286,141	3,285,640
	126,600	05/31/23	1.588%(S)	3 Month LIBOR(1)(Q)	842	6,439,313	6,438,471
	250,000	06/02/23	1.540%(S)	3 Month LIBOR(1)(Q)	1,965	13,335,248	13,333,283
	142,200	08/15/23	1.406%(S)	3 Month LIBOR(1)(Q)	926	8,451,334	8,450,408
	125,000	08/15/23	1.408%(S)	3 Month LIBOR(1)(Q)	832	7,415,255	7,414,423
	80,445	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	4,237,344	4,542,334	304,990
	646,129	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	3,668	13,573,665	13,569,997
	182,270	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	444,268	4,150,512	3,706,244
	388,689	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427,122)	8,002,535	8,429,657
	123,815	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,134,529)	2,428,538	3,563,067
	442,345	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(644,185)	8,231,309	8,875,494
	83,575	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	2,346,999	2,346,999
	273,750	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	7,954,960	7,954,960
	2,331,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	8,126,175	67,523,058	59,396,883
	688,685	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	2,292,199	19,706,104	17,413,905
	1,100,520	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,579,255	23,818,026	20,238,771
	382,908	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	5,004,603	16,624,839	11,620,236
	149,250	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	185,091	5,519,597	5,334,506
	52,350	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	1,641,855	1,641,855
	179,280	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(121,575)	4,048,518	4,170,093
	104,510	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	3,417,218	3,417,218

	76,725	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	3,564,008	3,564,008
	54,940	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	1,952,634	1,952,634
	74,040	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	(18,612)	2,378,709	2,397,321
	202,600	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(8,521,436)	(8,521,436)
	78,965	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(357,178)	(357,178)
	332,660	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,192,982)	(22,132,952)	(19,939,970)
	160,350	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	7,538,588	7,538,588
	44,800	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	961	8,619,671	8,618,710
	73,710	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(3,609,109)	(3,609,109)
	18,765	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	635,130	635,130
	27,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	654	5,986,418	5,985,764
	65,050	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	3,410,059	3,410,059
	22,125	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	1,315,432	1,315,432
	20,450	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	875,980	875,980
ZAR	2,671,040	01/09/20	7.000%(Q)	3 Month JIBAR(1)(Q)	—	(29,483)	(29,483)
ZAR	2,831,310	01/09/21	7.400%(Q)	3 Month JIBAR(2)(Q)	—	(63,219)	(63,219)
ZAR	1,400,040	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	(45,269)	(634,740)	(589,471)
ZAR	588,400	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(34,539)	1,421,417	1,455,956

					$30,694,529	$342,281,357	$311,586,828

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
ILS	171,110	11/20/21	0.915%(A)	3 Month TELBOR(1)(Q)	$23,256	$—	$23,256	BNP Paribas
ILS	135,000	01/13/22	0.880%(A)	3 Month TELBOR(1)(Q)	97,741	—	97,741	BNP Paribas
ILS	255,000	01/13/22	0.900%(A)	3 Month TELBOR(1)(Q)	155,349	—	155,349	BNP Paribas
ILS	70,000	11/21/27	2.800%(A)	3 Month TELBOR(2)(Q)	10,300	—	10,300	BNP Paribas
ILS	56,250	01/11/28	2.710%(A)	3 Month TELBOR(2)(Q)	(91,058)	—	(91,058)	BNP Paribas
ILS	105,000	01/12/28	2.750%(A)	3 Month TELBOR(2)(Q)	(116,684)	—	(116,684)	BNP Paribas
ZAR	166,800	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(215,371)	—	(215,371)	Deutsche Bank AG
ZAR	259,070	10/09/42	8.320%(Q)	3 Month JIBAR(2)(Q)	367,334	(1,364)	368,698	Deutsche Bank AG
ZAR	161,920	10/10/42	8.280%(Q)	3 Month JIBAR(2)(Q)	170,068	(5,370)	175,438	BNP Paribas
ZAR	256,475	10/19/42	8.320%(Q)	3 Month JIBAR(2)(Q)	358,413	—	358,413	Deutsche Bank AG
ZAR	162,000	10/20/42	8.330%(Q)	3 Month JIBAR(2)(Q)	246,329	—	246,329	BNP Paribas
ZAR	328,000	11/28/42	8.585%(Q)	3 Month JIBAR(2)(Q)	1,316,276	—	1,316,276	Deutsche Bank AG
ZAR	156,655	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	250,546	—	250,546	Deutsche Bank AG
ZAR	245,000	10/09/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(339,276)	1,174	(340,450)	Deutsche Bank AG

ZAR	149,775	10/10/47	8.160%(Q)	3 Month JIBAR(1)(Q)	(149,023)	4,895	(153,918)	BNP Paribas
ZAR	242,720	10/19/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(332,419)	—	(332,419)	Deutsche Bank AG
ZAR	150,000	10/20/47	8.210%(Q)	3 Month JIBAR(1)(Q)	(224,783)	—	(224,783)	BNP Paribas
ZAR	311,000	11/28/47	8.470%(Q)	3 Month JIBAR(1)(Q)	(1,298,148)	—	(1,298,148)	Deutsche Bank AG

					$228,850	$(665)	$229,515

Securities with a combined market value of $418,784,349 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at January 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Total return swap agreements outstanding at January 31, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC total return swap agreements:
JPMorgan Chase	01/12/41	1,856	Pay quarterly fixed payment based on 1 Month LIBOR and receive quarterly variable payments based on IOS.FN30.500.10 Index	$15,568	$(5,848)	$21,416
Credit Suisse First Boston Corp.	01/12/41	35,000	Receive quarterly fixed payments based on the IOS.FN30.450.10 Index and pay quarterly variable payments based on 1 Month LIBOR	355,438	(106,879)	462,317

				$371,006	$(112,727)	$483,733

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$131,892,145	$—
Collateralized Loan Obligations	—	6,448,129,450	48,857,107
Consumer Loans	—	450,691,587	—
Credit Cards	—	2,004,123	—
Home Equity Loans	—	233,644,161	54,218,175
Other	—	322,510	—
Residential Mortgage-Backed Securities	—	648,832,100	—
Small Business Loan	—	42,891	—
Student Loans	—	12,617,493	—
Bank Loans	—	259,759,198	—
Commercial Mortgage-Backed Securities	—	3,721,332,087	—
Corporate Bonds	—	12,048,374,417	8,640,280
Municipal Bonds	—	256,584,909	—
Residential Mortgage-Backed Securities	—	1,120,710,771	—
Sovereign Bonds	—	3,542,932,768	—
U.S. Government Agency Obligations	—	698,397,414	—
U.S. Treasury Obligations	—	984,683,426	—
Preferred Stocks	8,879,600	—	—
Common Stock	2,597,215	—	—
Affiliated Mutual Funds	2,033,652,973	—	—
Options Purchased	1,172,156	14,502,710	—
Options Written	(822,045)	(10,140,565)	(6,530,544)
Other Financial Instruments*
Futures Contracts	(332,019,978)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,778,435)	—
OTC Cross Currency Exchange Contracts	—	(557,173)	—
Centrally Cleared Credit Default Swap Agreements	—	76,376	—
OTC Credit Default Swap Agreements	—	(3,280,025)	103,364
OTC Currency Swap Agreements	—	(11,864,009)	—
Centrally Cleared Inflation Swaps Agreements	—	(219,132)	—
Centrally Cleared Interest Rate Swap Agreements	—	311,586,828	—
OTC Interest Rate Swap Agreements	—	228,850	—
OTC Total Return Swap Agreements	—	371,006	—

Total	$1,713,459,921	$30,857,877,881	$105,288,382

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Home Equity Loans	Asset-Backed Securities Residential Mortgage-Backed Securities	Commercial Mortgage- Backed Securities	Corporate Bonds	Residential Mortgage- Backed Securities	Options Written	Credit Default Swap Agreements
Balance as of 10/31/17	$238,730,715	$—	$43,400,000	$70,698,054	$3,213,668	$248,087,917	$—	$467,053
Realized gain (loss)	—	—	—	—	—	—	—	490,412
Change in unrealized appreciation (depreciation)**	1,915	—	—	—	68,035	275,044	(2,313,905)	(854,101)
Purchases/Exchanges/Issuances	10,000,000	54,218,175	—	—	6,939,405	—	(4,216,639)	—
Sales/Paydown	—	—	—	—	—	(105,260,000)	—	—
Accrued discount/premium	—	—	—	—	—	—	—	—
Transfers into Level 3	16,124,477	—	—	—	—	—	—	—
Transfers out of Level 3	(216,000,000)	—	(43,400,000)	(70,698,054)	(1,580,828)	(143,102,961)	—	—

Balance as of 01/31/18	$48,857,107	$54,218,175	$—	$—	$8,640,280	$—	$(6,530,544)	$103,364

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(6,357,229) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities Collateralized Loan Obligations	$32,730,715	Pricing at cost	Unadjusted purchase price
Asset-Backed Securities Collateralized Loan Obligations	16,126,392	Stale Pricing	Unadjusted last evaluated vendor price
Asset-Backed Securities Home Equity Loans	54,218,175	Market Approach	Single Broker Indicative Quote
Corporate Bonds	8,640,280	Market Approach	Single Broker Indicative Quote
Options Written	(6,530,544)	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	103,364	Market Approach	Single Broker Indicative Quote

	$105,288,382

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities Collateralized Loan Obligations	$216,00,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities Collateralized Loan Obligations	$16,124,477	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Asset-Backed Securities Residential Mortgage-Backed Securities	$43,400,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$70,698,054	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Corporate Bonds	$1,580,828	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$143,102,961	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

Index
CDX	Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index
HICP	Harmonised Index of Consumer Prices

Other
A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Interbank Offered Rate
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
L2	Level 2
L3	Level 3
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
REIT(s)	Real Estate Investment Trust(s)
REMICS	Real Estate Mortgage Investmemt Conduit Security
RSP	Non-Voting Shares
SIBOR	Singapore Interbank Offered Rate
SONIA	Sterling Overnight Index Average
STRIPS	Separate Trading of Registered Interest and Principle of Securities
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments. Certain Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 17

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 16, 2018

*	Print the name and title of each signing officer under his or her signature.